                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR
                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-7820
                                  ---------------------------------------------

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------
Date of fiscal year end:   03-31
                          ------------------------------------------------------

Date of reporting period:  09-30-2005
                          ------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS

American Century Investments

SEMIANNUAL REPORT

[photo of man and woman]

SEPTEMBER 30, 2005

Equity Income Fund
Mid Cap Value Fund
Small Cap Value Fund

[american century investments logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

EQUITY INCOME

MID CAP VALUE

SMALL CAP VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION
Approval of Management Agreements for Equity Income

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III
WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Equity Income,
Mid Cap Value, and Small Cap Value funds for the six months ended September 30,
2005.

The report includes comparative performance figures, portfolio and market commentaries, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated
March 31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Equity Income - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                               --------------------------------
                                                    AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------------------
                                                                        SINCE    INCEPTION
                      6 MONTHS(1)  1 YEAR      5 YEARS    10 YEARS    INCEPTION     DATE
-------------------------------------------------------------------------------------------
INVESTOR CLASS          2.01%       8.79%      11.01%      13.17%     13.85%       8/1/94
-------------------------------------------------------------------------------------------
RUSSELL 3000
VALUE INDEX(2)          5.85%      16.78%       6.42%      11.59%     12.66%(3)      --
-------------------------------------------------------------------------------------------
S&P 500 INDEX(2)        5.02%      12.25%      -1.49%       9.49%     11.17%(3)      --
-------------------------------------------------------------------------------------------
LIPPER EQUITY
INCOME INDEX(2)         4.81%      13.52%       3.98%       8.79%      9.77%(3)      --
-------------------------------------------------------------------------------------------
Institutional Class     1.98%       8.87%      11.19%         --       9.87%       7/8/98
-------------------------------------------------------------------------------------------
Advisor Class           1.88%       8.38%      10.74%         --      11.32%       3/7/97
-------------------------------------------------------------------------------------------
C Class                                                                            7/13/01
  No sales charge*      1.38%       7.59%         --          --       7.67%
  With sales charge*    0.38%       7.59%         --          --       7.67%
-------------------------------------------------------------------------------------------
 R Class                1.76%(4)    8.27%(4)      --          --      11.53%(4)    8/29/03
-------------------------------------------------------------------------------------------

* Sales charges include contingent deferred sales charges (CDSCs), as applicable. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information page for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  Total returns for periods less than one year are not annualized.

(2)  (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
     Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

     The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
     Although carefully verified, data on compilations is not guaranteed by
     Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3)  Since 7/31/94, the date nearest the Investor Class's inception for which data are available.

(4)  Class return would have been lower if the class had not received partial reimbursements of distribution and service fees during the period.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                     (continued)

------
2

Equity Income - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
-----------------------------------------------------------------------------------------------
                 1996    1997   1998    1999   2000     2001     2002    2003    2004    2005
-----------------------------------------------------------------------------------------------
Investor Class  20.89%  34.35%  1.67%  15.98%  6.80%   14.30%   -3.72%  20.17%  17.22%   8.79%
-----------------------------------------------------------------------------------------------
Russell 3000
Value Index     17.48%  42.33%  1.96%  17.64%  9.35%   -7.98%  -15.89%  24.89%  20.89%  16.78%
-----------------------------------------------------------------------------------------------
S&P 500 Index   20.33%  40.45%  9.05%  27.80% 13.28%  -26.62%  -20.49%  24.40%  13.87%  12.25%
-----------------------------------------------------------------------------------------------
Lipper Equity
Income Index    15.51%  33.25%  1.29%  13.36%  8.10%   -8.82%  -16.74%  20.48%  17.09%  13.52%
-----------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

Equity Income - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE EQUITY INCOME
INVESTMENT TEAM: PHIL DAVIDSON AND SCOTT MOORE.

Equity Income gained 2.01%* for the six months ended September 30, 2005, trailing the Lipper Equity Income Index, which was up 4.81%.

Equity Income's long-term performance has been strong. From the fund's inception on August 1, 1994, Equity Income has produced an average annualized return of
13.85%, significantly ahead of the 9.77%** figure posted by the Lipper Equity
Income Index and the S&P 500 Index's 11.17%** return.

MARKET ENVIRONMENT

Equity investors faced substantial challenges during the period covered by this report, including rising short-term interest rates, record energy prices, an abrupt drop in consumer confidence and one of the worst natural catastrophes in the nation's history. Nonetheless, the period was marked by gains for the broad stock market, as the S&P 500 gained 5.02%. Growth stocks generally performed better than value shares and investors continued their preference for lower-quality stocks, both of which presented challenges for Equity Income, which generally invests in higher-quality value stocks.

UTILITIES LEAD PORTFOLIO

Utility stocks proved to be the portfolio's largest contributors to absolute performance. On the electric side, FPL Group, Inc. emerged as the portfolio's top contributor. This public utility holding company's main subsidiary is
Florida Power & Light Co., one of the best-managed, lowest-cost utilities in the sector. FPL Group has a strong balance sheet and has consistently grown its dividend over the last several years. Our gas utilities were led by
Charlotte-based Piedmont Natural Gas Co., Inc., which serves customers in the
Carolinas and Tennessee. This year marked the 27th consecutive year that
Piedmont has raised its dividend.

STRENGTH IN ENERGY

In energy, our portfolio included integrated oil companies Exxon Mobil Corp. and
BP Plc, as well as Unocal Corp. on the exploration and production side. Each of these companies delivered

TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/05               3/31/05
--------------------------------------------------------------------------------
Bank of America Corp.                     4.7%                  1.0%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         3.5%                  3.2%
--------------------------------------------------------------------------------
International Paper Co.,
3.73%, 6/20/21                            3.1%                  2.2%
--------------------------------------------------------------------------------
Verizon Global Funding
Corp., 0.11%, 5/15/21                     3.1%                  1.6%
--------------------------------------------------------------------------------
Kraft Foods Inc. Cl A                     2.9%                  1.1%
--------------------------------------------------------------------------------
Commerce
Bancshares, Inc.                          2.9%                  3.4%
--------------------------------------------------------------------------------
FPL Group, Inc., 8.00%,
2/16/06                                   2.4%                  2.7%
--------------------------------------------------------------------------------
du Pont (E.I.) de
Nemours & Co.                             2.3%                  1.5%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                      2.2%                  2.8%
--------------------------------------------------------------------------------
BP plc ADR                                2.1%                  2.0%
--------------------------------------------------------------------------------

*  All fund returns referenced in this commentary are for
   Investor Class shares. Total returns for periods less
   than one year are not annualized.
** Since 7/31/1994, the date nearest the Investor Class's
   inception for which data are available.                           (continued)

------
4

Equity Income - Portfolio Commentary

exceptionally strong results for the second quarter as they generally benefited from rapidly rising oil and gas prices, and widened margins for refinery and chemical segments. Unocal also received takeover proposals from Chevron Corp.
and CNOOC Limited, an affiliate of China National Offshore Oil Co. The company was purchased by Chevron in August.

FINANCIALS ADD VALUE

Equity Income's financial stocks provided mixed results. In real estate,
Rayonier, Inc. was a top contributor. Based in Florida, the company owns and manages timberland in the U.S. and New Zealand. Having benefited from rising log prices and strong real estate markets, the company is returning money to investors. In September, Rayonier announced a 14% increase in its dividend--on top of an 11% dividend increase in the first quarter.

The sector also held one of our largest detractors, Bank of America Corp.
Profits for commercial banks have been squeezed by rising short-term rates on one side (a rising cost for capital) and relatively flat longer-term rates at which they can lend on the other.

In addition, investors are closely watching Bank of America's planned integration of credit card giant MBNA, which it agreed to purchase in June. We continue to own this high-quality company.

MATERIALS COMPANIES DETRACT

The materials sector slowed the portfolio the most during the period as high energy and raw material prices dampened the results of chemical companies like
E.I. du Pont de Nemours & Co., our largest detractor, and container companies such as Bemis Co., Inc., a major producer of flexible packaging for the food industry. We continue to hold both positions.

LOOKING AHEAD

Equity income seeks to provide current income, with capital appreciation as a secondary objective. We will continue to look for securities with a favorable income-paying history, as well as securities of companies that appear to be undervalued and have the potential to increase in price. This strategy has been in place since the fund's inception and has delivered attractive risk-adjusted returns.

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/05               3/31/05
--------------------------------------------------------------------------------
Commercial Banks                          11.4%                 10.1%
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                           8.6%                 12.3%
--------------------------------------------------------------------------------
Diversified Telecommunication
Services                                   8.1%                  6.0%
--------------------------------------------------------------------------------
Food Products                              5.8%                  2.9%
--------------------------------------------------------------------------------
Electric Utilities                         5.7%                  8.5%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/05               3/31/05
--------------------------------------------------------------------------------
Common Stocks
and Options                               68.8%                 61.5%
--------------------------------------------------------------------------------
Convertible Bonds                         26.4%                 31.2%
--------------------------------------------------------------------------------
Convertible Preferred
Stocks                                     4.4%                  6.8%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                     99.6%                 99.5%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                1.4%                  0.6%
--------------------------------------------------------------------------------
Other Assets and
Liabilities                              (1.0)%                (0.1)%
--------------------------------------------------------------------------------

------
5

Equity Income - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 68.7%

AEROSPACE & DEFENSE -- 1.0%
--------------------------------------------------------------------------------
        1,419,557  Honeywell International Inc.                  $   53,233,388
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 0.3%
--------------------------------------------------------------------------------
          191,400  United Parcel Service, Inc. Cl B                  13,231,482
--------------------------------------------------------------------------------

AUTOMOBILES -- 0.3%
--------------------------------------------------------------------------------
          542,000  General Motors Corp.(1)                           16,590,620
--------------------------------------------------------------------------------

BEVERAGES -- 0.8%
--------------------------------------------------------------------------------
          629,600  Anheuser-Busch Companies, Inc.                    27,097,984
--------------------------------------------------------------------------------
          297,100  Coca-Cola Company (The)                           12,831,749
--------------------------------------------------------------------------------
                                                                     39,929,733
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
          430,100  Masco Corp.                                       13,195,468
--------------------------------------------------------------------------------

CHEMICALS -- 3.7%
--------------------------------------------------------------------------------
          603,300  Air Products & Chemicals, Inc.                    33,265,962
--------------------------------------------------------------------------------
        3,028,300  du Pont (E.I.)
                   de Nemours & Co.                                 118,618,511
--------------------------------------------------------------------------------
          933,300  International Flavors
                   & Fragrances Inc.                                 33,262,812
--------------------------------------------------------------------------------
          544,700  Olin Corp.                                        10,343,853
--------------------------------------------------------------------------------
                                                                    195,491,138
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 11.4%
--------------------------------------------------------------------------------
        5,917,900  Bank of America Corp.                            249,143,589
--------------------------------------------------------------------------------
          682,900  BB&T Corporation                                  26,667,245
--------------------------------------------------------------------------------
        2,912,064  Commerce Bancshares, Inc.                        149,913,055
--------------------------------------------------------------------------------
          545,900  Fifth Third Bancorp                               20,050,907
--------------------------------------------------------------------------------
          602,500  Mercantile Bankshares
                   Corporation                                       32,462,700
--------------------------------------------------------------------------------
        1,659,300  SunTrust Banks, Inc.                             115,238,385
--------------------------------------------------------------------------------
          214,579  Whitney Holding Corp.                              5,802,216
--------------------------------------------------------------------------------
                                                                    599,278,097
--------------------------------------------------------------------------------

COMMERCIAL SERVICES
& SUPPLIES -- 5.2%
--------------------------------------------------------------------------------
        2,403,500  Pitney Bowes, Inc.                               100,322,091
--------------------------------------------------------------------------------
        2,325,043  Republic Services, Inc. Cl A                      82,050,767
--------------------------------------------------------------------------------
        3,192,045  Waste Management, Inc.                            91,324,407
--------------------------------------------------------------------------------
                                                                    273,697,265
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
        1,068,000  Nokia Oyj ADR                                     18,059,880
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.7%
--------------------------------------------------------------------------------
        1,039,000  Diebold, Inc.                                     35,803,940
--------------------------------------------------------------------------------
           32,600  International Business
                   Machines Corp.                                     2,615,172
--------------------------------------------------------------------------------
                                                                     38,419,112
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 0.8%
--------------------------------------------------------------------------------
        1,663,100  Bemis Co., Inc.                               $   41,078,570
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
SERVICES -- 2.8%
--------------------------------------------------------------------------------
        3,257,500  BellSouth Corp.                                   85,672,250
--------------------------------------------------------------------------------
          120,200  Commonwealth Telephone
                   Enterprises, Inc.                                  4,531,540
--------------------------------------------------------------------------------
          535,080  Iowa Telecommunications
                   Services Inc.                                      9,000,046
--------------------------------------------------------------------------------
        1,393,800  Verizon Communications                            45,563,322
--------------------------------------------------------------------------------
                                                                    144,767,158
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.3%
--------------------------------------------------------------------------------
        2,064,878  IDACORP, Inc.(2)                                  62,214,774
--------------------------------------------------------------------------------
        1,840,300  Pepco Holdings, Inc.                              42,823,781
--------------------------------------------------------------------------------
        2,904,249  Westar Energy Inc.                                70,079,529
--------------------------------------------------------------------------------
                                                                    175,118,084
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.8%
--------------------------------------------------------------------------------
        1,093,700  Emerson Electric Co.                              78,527,660
--------------------------------------------------------------------------------
        1,433,356  Hubbell Inc. Cl B                                 67,267,397
--------------------------------------------------------------------------------
                                                                    145,795,057
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.5%
--------------------------------------------------------------------------------
          938,500  Albertson's Inc.                                  24,072,525
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 5.4%
--------------------------------------------------------------------------------
           22,200  ConAgra Foods, Inc.                                  549,450
--------------------------------------------------------------------------------
          769,500  General Mills, Inc.                               37,089,900
--------------------------------------------------------------------------------
        2,496,500  H.J. Heinz Company                                91,222,110
--------------------------------------------------------------------------------
        5,044,329  Kraft Foods Inc. Cl A                            154,306,024
--------------------------------------------------------------------------------
                                                                    283,167,484
--------------------------------------------------------------------------------

GAS UTILITIES -- 3.3%
--------------------------------------------------------------------------------
          501,791  Cascade Natural Gas Corp.                         10,923,990
--------------------------------------------------------------------------------
          733,400  NICOR Inc.                                        30,824,802
--------------------------------------------------------------------------------
        2,090,714  Piedmont Natural Gas Co., Inc.                    52,623,271
--------------------------------------------------------------------------------
        2,424,700  WGL Holdings Inc.(2)                              77,905,611
--------------------------------------------------------------------------------
                                                                    172,277,674
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.3%
--------------------------------------------------------------------------------
          483,577  Snap-on Incorporated                              17,466,801
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 2.6%
--------------------------------------------------------------------------------
          486,200  Clorox Company                                    27,003,548
--------------------------------------------------------------------------------
        1,179,100  Colgate-Palmolive Co.                             62,244,689
--------------------------------------------------------------------------------
          788,600  Kimberly-Clark Corp.                              46,945,358
--------------------------------------------------------------------------------
                                                                    136,193,595
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
6

Equity Income - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

INSURANCE -- 2.2%
--------------------------------------------------------------------------------
          336,900  Allstate Corp.                                $   18,627,201
--------------------------------------------------------------------------------
          432,100  American International
                   Group, Inc.                                       26,772,916
--------------------------------------------------------------------------------
          805,723  CNA Surety Corp.(3)                               11,457,381
--------------------------------------------------------------------------------
        1,912,836  Marsh & McLennan
                   Companies, Inc.                                   58,131,086
--------------------------------------------------------------------------------
                                                                    114,988,584
--------------------------------------------------------------------------------

LEISURE EQUIPMENT
& PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
          528,800  Mattel, Inc.                                       8,820,384
--------------------------------------------------------------------------------

MEDIA -- 0.9%
--------------------------------------------------------------------------------
          848,100  Dow Jones & Co. Inc.                              32,388,939
--------------------------------------------------------------------------------
          458,000  Tribune Co.                                       15,521,620
--------------------------------------------------------------------------------
                                                                     47,910,559
--------------------------------------------------------------------------------

METALS & MINING -- 0.6%
--------------------------------------------------------------------------------
        1,109,400  Alcoa Inc.                                        27,091,548
--------------------------------------------------------------------------------
          273,300  Compass Minerals
                   International Inc.                                 6,285,900
--------------------------------------------------------------------------------
                                                                     33,377,448
--------------------------------------------------------------------------------

MULTI-UTILITIES -- 3.4%
--------------------------------------------------------------------------------
        1,567,774  Ameren Corp.                                      83,860,231
--------------------------------------------------------------------------------
        1,625,700  Consolidated Edison, Inc.                         78,927,735
--------------------------------------------------------------------------------
          790,100  XCEL Energy Inc.                                  15,493,861
--------------------------------------------------------------------------------
                                                                    178,281,827
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 7.6%
--------------------------------------------------------------------------------
        1,592,300  BP plc ADR                                       112,814,455
--------------------------------------------------------------------------------
        2,906,691  Exxon Mobil Corp.                                184,691,146
--------------------------------------------------------------------------------
        1,548,792  Royal Dutch Shell plc ADR                        101,662,707
--------------------------------------------------------------------------------
                                                                    399,168,308
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
          580,583  Weyerhaeuser Co.                                  39,915,081
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 3.7%
--------------------------------------------------------------------------------
        1,904,500  Abbott Laboratories                               80,750,800
--------------------------------------------------------------------------------
          896,300  Bristol-Myers Squibb Co.                          21,564,978
--------------------------------------------------------------------------------
        2,519,500  Merck & Co., Inc.                                 68,555,595
--------------------------------------------------------------------------------
        1,043,200  Pfizer, Inc.                                      26,048,704
--------------------------------------------------------------------------------
                                                                    196,920,077
--------------------------------------------------------------------------------

REAL ESTATE -- 0.8%
--------------------------------------------------------------------------------
          751,922  Rayonier, Inc.                                    43,325,746
--------------------------------------------------------------------------------

ROAD & RAIL -- 0.2%
--------------------------------------------------------------------------------
          150,261  Union Pacific Corp.                               10,773,714
--------------------------------------------------------------------------------

SOFTWARE -- 1.0%
--------------------------------------------------------------------------------
        1,995,600  Microsoft Corporation                             51,346,788
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 1.5%
--------------------------------------------------------------------------------
          908,500  Freddie Mac                                   $   51,293,910
--------------------------------------------------------------------------------
        1,196,073  Washington Federal, Inc.                          26,983,407
--------------------------------------------------------------------------------
                                                                     78,277,317
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $3,312,997,349)                                             3,604,168,964
--------------------------------------------------------------------------------

PURCHASED PUT OPTIONS -- 0.1%

CONTRACTS -- 0.1%
--------------------------------------------------------------------------------
            5,420  General Motors Corp., strike
                   at $35.00, expires 12/17/05
(Cost $2,230,698)                                                     2,872,600
--------------------------------------------------------------------------------

CONVERTIBLE BONDS -- 26.4%

BIOTECHNOLOGY -- 0.4%
--------------------------------------------------------------------------------
$         335,400  Goldman Sachs Group, Inc. (The),
                   (convertible into Chiron Corp.),
                   5.00%, 11/21/05 (Acquired
                   11/12/04, Cost $10,722,738)(4)(5)                 12,811,944
--------------------------------------------------------------------------------
          155,000  Merrill Lynch & Co., Inc.,
                   (convertible into Chiron Corp.),
                   7.54%, 5/9/06 (Acquired
                   5/4/05, Cost $5,456,806)(4)(5)                     5,940,375
--------------------------------------------------------------------------------
                                                                     18,752,319
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
       92,910,000  Masco Corp., 2.92%,
                   7/20/31(6)                                        43,087,013
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 0.3%
--------------------------------------------------------------------------------
          433,500  Merrill Lynch & Co., Inc.,
                   (convertible into Nuveen Investments),
                   6.75%, 10/15/07
                   (Acquired 4/6/05-5/4/05,
                   Cost $14,718,555)(4)(5)                           16,364,625
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 0.5%
--------------------------------------------------------------------------------
          532,000  Goldman Sachs Group, Inc. (The),
                   (convertible into Cisco Systems, Inc.),
                   5.60%, 5/22/06
                   (Acquired 5/12/05,
                   Cost $9,994,258)(4)(5)                             9,755,284
--------------------------------------------------------------------------------
          835,600  Morgan Stanley, (convertible
                   into Cisco Systems, Inc.), 5.90%,
                   5/12/06 (Acquired 5/5/05,
                   Cost $14,986,486)(4)(5)                           15,003,198
--------------------------------------------------------------------------------
                                                                     24,758,482
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.8%
--------------------------------------------------------------------------------
          245,000  Goldman Sachs Group, Inc.,
                   (convertible into Lexmark
                   International Group), 6.60%,
                   5/3/06 (Acquired 7/27/05,
                   Cost $15,582,000)(4)(5)                           15,047,655
--------------------------------------------------------------------------------
       46,218,000  Hewlett-Packard Co., 4.36%,
                   10/14/17(6)                                       27,441,937
--------------------------------------------------------------------------------
                                                                     42,489,592
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
7

Equity Income - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION  SERVICES -- 5.3%
--------------------------------------------------------------------------------
$         206,600  Citigroup Global Markets
                   Holdings Inc., (convertible into
                   Commonwealth Telephone
                   Enterprises, Inc.), 3.82%,
                   3/20/06 (Acquired 3/10/05,
                   Cost $9,999,440)(4)(5)                        $   10,023,509
--------------------------------------------------------------------------------
       95,861,000  Commonwealth Telephone
                   Enterprises, Inc., 3.25%,
                   7/15/23                                           99,815,266
--------------------------------------------------------------------------------
          101,500  Goldman Sachs Group, Inc. (The),
                   (convertible into Commonwealth
                   Telephone Enterprises, Inc.),
                   2.00%, 3/13/06 (Acquired
                   3/4/05, Cost $4,998,875)(4)(5)                     4,967,613
--------------------------------------------------------------------------------
          103,000  Merrill Lynch & Co., Inc.,
                   (convertible into Commonwealth
                   Telephone Enterprises, Inc.),
                   2.50%, 3/14/06 (Acquired
                   3/8/05, Cost $4,995,500)(4)(5)                     4,910,010
--------------------------------------------------------------------------------
      255,005,000  Verizon Global Funding Corp., CI
                   0.11%, 5/15/21(6)                                160,334,393
--------------------------------------------------------------------------------
                                                                    280,050,791
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
--------------------------------------------------------------------------------
          604,000  Citigroup Global Markets
                   Holdings Inc., (convertible into
                   Agilent Technologies),
                   4.81%,  3/20/06 (Acquired 9/13/05,
                   Cost $20,004,480)(4)(5)
                                                                     19,871,540
--------------------------------------------------------------------------------
          458,000  Goldman Sachs Group, Inc. (The),
                   (convertible into AVX Corporation),
                   6.50%, 5/4/06 (Acquired 4/26/05,
                   Cost $4,978,460)(4)(5)                             5,348,982
--------------------------------------------------------------------------------
          508,000  Goldman Sachs Group, Inc. (The),
                   (convertible into AVX Corporation),
                   7.00%, 2/17/06 (Acquired 1/6/05,
                   Cost $6,040,120)(4)(5)                             6,325,616
--------------------------------------------------------------------------------
                                                                     31,546,138
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 0.4%
--------------------------------------------------------------------------------
          400,000  Morgan Stanley, (convertible into
                   Unocal Corporation), 6.50%, 2/1/06
                   (Acquired 1/24/05,
                   Cost $18,870,000)(4)(5)                           20,814,000
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.4%
--------------------------------------------------------------------------------
          467,500  Citigroup Global Markets
                   Holdings Inc., (convertible into
                   Wal-Mart Stores, Inc.), 3.40%,
                   3/29/06 (Acquired 3/18/05,
                   Cost $24,364,838)(4)(5)                           20,523,250
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
       30,322,000  General Mills, Inc., 2.01%,
                   10/28/22(6)                                       21,718,133
--------------------------------------------------------------------------------
           69,900  Lehman Brothers Holdings Inc.,
                   (convertible into General Mills, Inc.),
                   6.25%, 10/15/07(5)                                 1,821,594
--------------------------------------------------------------------------------
                                                                     23,539,727
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
$         183,100  Morgan Stanley, (convertible into
                   Beckman Coulter, Inc.), 6.20%,
                   1/30/06 (Acquired 7/22/05,
                   Cost $9,997,260)(4)(5)                        $    9,879,161
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 0.4%
--------------------------------------------------------------------------------
       18,524,000  Apria Healthcare Group Inc.,
                   3.375%, 9/1/33                                    19,264,960
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 0.6%
--------------------------------------------------------------------------------
       34,702,000  3M Co., 0.48%, 11/21/32(6)                        30,364,250
--------------------------------------------------------------------------------

INSURANCE -- 3.1%
--------------------------------------------------------------------------------
      160,142,000  American International
                   Group, Inc., 1.53%, 11/9/31(6)                   108,696,382
--------------------------------------------------------------------------------
          776,000  Goldman Sachs Group, Inc. (The),
                   (convertible into Marsh &
                   McLennan Companies, Inc.), 6.25%,
                   1/17/06 (Acquired 1/6/05,
                   Cost $25,002,720)(4)(5)                           24,218,959
--------------------------------------------------------------------------------
          175,000  Morgan Stanley, (convertible into
                   American International Group, Inc.),
                   5.60%, 4/6/06 (Acquired 6/29/05,
                   Cost $10,144,750)(4)(5)                           10,465,875
--------------------------------------------------------------------------------
          129,300  Morgan Stanley, (convertible into
                   American International Group, Inc.),
                   6.45%, 4/7/06 (Acquired 4/1/05,
                   Cost $6,607,230)(4)(5)                             7,368,161
--------------------------------------------------------------------------------
          307,900  Morgan Stanley, (convertible into
                   American International Group, Inc.),
                   7.05%, 6/7/06 (Acquired 5/31/05,
                   Cost $17,164,409)(4)(5)                           18,022,926
--------------------------------------------------------------------------------
                                                                    168,772,303
--------------------------------------------------------------------------------

IT SERVICES -- 1.0%
--------------------------------------------------------------------------------
       44,159,000  DST Systems Inc.,
                   3.625%, 8/20/08                                   53,597,986
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
       52,188,000  Hasbro Inc., 2.75%, 12/1/21                       55,971,630
--------------------------------------------------------------------------------

MEDIA -- 0.4%
--------------------------------------------------------------------------------
          175,000  Morgan Stanley, (convertible into
                   Dow Jones & Co. Inc.), 4.65%,
                   2/10/06 (Acquired 1/25/05,
                   Cost $7,082,250)(4)(5)                             6,582,625
--------------------------------------------------------------------------------
       22,332,000  Valassis Communications Inc.,
                   3.06%, 6/6/21(6)                                  14,487,885
--------------------------------------------------------------------------------
                                                                     21,070,510
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.4%
--------------------------------------------------------------------------------
        1,012,000  Citigroup Global Markets
                   Holdings Inc., (convertible into
                   Dollar General Corp.),
                   4.57%,  6/5/06 (Acquired 5/26/05,
                   Cost $19,784,499)(4)(5)                           18,661,281
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
8

Equity Income - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 1.0%
--------------------------------------------------------------------------------
$      21,227,000  Devon Energy Corporation,
                   (convertible into Chevron Corp.),
                   4.90%, 8/15/08                                $   26,215,345
--------------------------------------------------------------------------------
       21,227,000  Devon Energy Corporation,
                   (convertible into Chevron Corp.),
                   4.95%, 8/15/08                                    26,215,345
--------------------------------------------------------------------------------
                                                                     52,430,690
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 3.1%
--------------------------------------------------------------------------------
      293,721,000  International Paper Co.,
                   3.73%, 6/20/21(6)                                164,483,760
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 0.5%
--------------------------------------------------------------------------------
          451,000  Goldman Sachs Group, Inc. (The),
                   (convertible into Pfizer, Inc.),
                   5.90%, 11/7/05 (Acquired
                   1/31/05, Cost $10,842,040)(4)(5)                  11,259,666
--------------------------------------------------------------------------------
          530,800  Morgan Stanley, (convertible
                   into Merck & Co., Inc.), 8.45%,
                   2/10/06 (Acquired 1/28/05,
                   Cost $14,814,628)(4)(5)                           14,716,430
--------------------------------------------------------------------------------
                                                                     25,976,096
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
          460,500  Morgan Stanley, (convertible
                   into Texas Instruments), 9.70%,
                   2/1/06 (Acquired 1/24/05,
                   Cost $9,619,845)(4)(5)                            10,713,532
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR  EQUIPMENT -- 0.4%
--------------------------------------------------------------------------------
          678,000  Goldman Sachs Group, Inc. (The),
                   (convertible into Applied
                   Materials, Inc.), 8.30%, 5/8/06
                   (Acquired 4/29/05,
                   Cost $10,020,840)(4)(5)                           10,604,598
--------------------------------------------------------------------------------
          671,000  Morgan Stanley, (convertible
                   into Applied Materials, Inc.),
                   8.20%, 4/30/06  (Acquired 4/18/05,
                   Cost $10,037,892)(4)(5)                           10,585,025
--------------------------------------------------------------------------------
                                                                     21,189,623
--------------------------------------------------------------------------------

SOFTWARE -- 2.4%
--------------------------------------------------------------------------------
      108,501,000  Veritas Software Corp.,
                   0.25%, 8/1/13 (Acquired  7/9/04-5/18/05,
                   Cost $104,245,926)(4)                            104,974,718
--------------------------------------------------------------------------------
       19,310,000  Veritas Software Corp., 0.25%,
                   8/1/13                                            18,682,425
--------------------------------------------------------------------------------
                                                                    123,657,143
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 1.3%
--------------------------------------------------------------------------------
          415,000  Goldman Sachs Group, Inc. (The),
                   (convertible into Limited Brands,
                   Inc.), 7.50%, 12/12/05
                   (Acquired 12/2/04,
                   Cost $9,989,050)(4)(5)                             9,245,785
--------------------------------------------------------------------------------
          540,000  Goldman Sachs Group, Inc. (The),
                   (convertible into The Gap, Inc.),
                   7.25%, 2/6/06 (Acquired 1/27/05,
                   Cost $12,031,200)(4)(5)                            9,541,800
--------------------------------------------------------------------------------

Principal Amount/Shares                                                Value
--------------------------------------------------------------------------------

$         763,400  Lehman Brothers Holdings Inc.,
                   (convertible into The Gap, Inc.),
                   5.85%, 5/26/06 (Acquired 8/19/05,
                   Cost $15,115,320)(4)(5)                       $   13,412,937
--------------------------------------------------------------------------------
          480,000  Lehman Brothers Holdings Inc.,
                   (convertible into The Gap, Inc.),
                   7.00%, 4/14/06 (Acquired 7/7/05,
                   Cost $10,167,312)(4)(5)                            8,534,400
--------------------------------------------------------------------------------
          696,000  Merrill Lynch & Co., Inc.,
                   (convertible into The Gap, Inc.),
                   7.80%, 3/10/06 (Acquired 3/28/05,
                   Cost $15,012,720)(4)(5)                           12,465,360
--------------------------------------------------------------------------------
          200,000  Morgan Stanley, (convertible
                   into Jones Apparel Group, Inc.),
                   6.00%, 5/15/06 (Acquired 4/29/05,
                   Cost $6,077,220)(4)(5)                             5,779,000
--------------------------------------------------------------------------------
          681,000  Morgan Stanley, (convertible
                   into The Gap, Inc.), 6.25%,
                   3/5/06 (Acquired 2/25/05,
                   Cost $14,529,816)(4)(5)                           12,138,826
--------------------------------------------------------------------------------
                                                                     71,118,108
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 0.4%
--------------------------------------------------------------------------------
          334,300  Morgan Stanley, (convertible
                   into Freddie Mac), 6.75%, 3/5/06
                   (Acquired 2/25/05,
                   Cost $20,607,255)(4)(5)                           19,177,120
--------------------------------------------------------------------------------

TOTAL CONVERTIBLE BONDS
(Cost $1,384,567,195)                                             1,388,254,090
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 4.4%

AEROSPACE & DEFENSE -- 1.1%
--------------------------------------------------------------------------------
          461,400  Northrop Grumman Corp.,
                   7.00%, 4/4/21                                     55,829,400
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.4%
--------------------------------------------------------------------------------
        1,804,900  FPL Group, Inc.,
                   8.00%, 2/16/06                                   128,418,635
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.1%
--------------------------------------------------------------------------------
           93,800  Newell Financial Trust I,
                   5.25%, 12/1/27                                     4,138,925
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 0.8%
--------------------------------------------------------------------------------
              318  Fannie Mae, 5.375%, 1/5/08
                   (Acquired 12/29/04-9/30/05,
                   Cost $30,713,238)(4)                              29,208,262
--------------------------------------------------------------------------------
          248,500  Washington Mutual, Inc.                           12,984,125
--------------------------------------------------------------------------------
                                                                     42,192,387
--------------------------------------------------------------------------------

TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $208,404,564)                                                 230,579,347
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
9

Equity Income - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

                                                                       Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.4%

Repurchase Agreement, Credit Suisse
First Boston Corp., (collateralized by various
U.S. Treasury obligations, 3.80%, 3/30/06,
valued at $74,013,494), in
a joint trading account
at 3.30%, dated 9/30/05, due 10/3/05
(Delivery value $72,619,965)                                     $   72,600,000
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.875%, 8/15/25,
valued at $1,326,758), in a joint
trading account at 3.22%, dated 9/30/05,
due 10/3/05 (Delivery value $1,300,349)                               1,300,000
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------

TOTAL TEMPORARY  CASH INVESTMENTS
(Cost $73,900,000)                                               $   73,900,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES - 101.0%
(Cost $4,982,099,806)                                             5,299,775,001
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES - (1.0)%                                                (50,748,998)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                        $5,249,026,003
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

   Contracts to Sell       Settlement Date       Value          Unrealized Gain
--------------------------------------------------------------------------------
 36,138,474 Euro for USD      10/31/05        $ 43,470,927          $23,172
--------------------------------------------------------------------------------
 20,045,014 Euro for USD      10/31/05          24,112,124            8,844
--------------------------------------------------------------------------------
 17,752,237 Euro for USD      10/31/05          21,354,144           16,921
--------------------------------------------------------------------------------
 26,206,237 GBP for USD       10/31/05          46,154,424           24,372
--------------------------------------------------------------------------------
 21,830,497 GBP for USD       10/31/05          38,447,872            7,204
--------------------------------------------------------------------------------
                                              $173,539,491          $80,513
                                             ===================================

(Value on Settlement Date $173,620,004)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

CI = Contingent Interest. The rate indicated is the stated coupon rate. The issuers may defer paying any or all of an installment of contingent interest under certain circumstances as described in their Registration
     Statement.

GBP = British Pound

USD = United States Dollar

(1)  Security, or a portion thereof, is being held in connection with an open put option.

(2)  Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 5 in Notes to Financial Statements.)

(3)  Non-income producing.

(4)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2005, was
     $545,264,048, which represented 10.4% of total net assets. None of the restricted securities considered illiquid.

(5)  Equity-linked debt security. The aggregate value of these securities at
     September 30, 2005, was $412,902,662, which represented 7.9% of total net assets.

(6)  Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

------
10

Mid Cap Value - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                                     --------------
                                                     AVERAGE ANNUAL
                                                         RETURNS
--------------------------------------------------------------------------------
                                                          SINCE       INCEPTION
                            6 MONTHS(1)   1 YEAR        INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                6.19%       20.48%        15.31%         3/31/04
--------------------------------------------------------------------------------
RUSSELL MIDCAP
VALUE INDEX(2)               10.31%       26.13%        19.44%           --
--------------------------------------------------------------------------------
Institutional                 6.20%       20.72%        19.51%          8/2/04
--------------------------------------------------------------------------------
Advisor                       6.05%        --            9.29%(1)      1/13/05
--------------------------------------------------------------------------------
R Class                        --          --           -2.58%(1)      7/29/05
--------------------------------------------------------------------------------

(1)  Total returns for periods less than one year are not annualized.

(2)  (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
     Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

     The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper Inc. - A Reuters Company and may be incomplete.
     No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made March 31, 2004

*  From 3/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
11

Mid Cap Value - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE MID CAP VALUE
INVESTMENT TEAM: MICHAEL LISS, PHIL DAVIDSON
AND SCOTT MOORE.

Mid Cap Value posted a gain of 6.19%* for the six months ended September 30,
2005, trailing its benchmark, the Russell Midcap Value Index, which was up
10.31%. Mid Cap Value has gained 15.31% since its inception on March 31, 2004, versus a 19.44% increase for its benchmark.

MARKET ENVIRONMENT

Equity investors faced substantial challenges during the period covered by this report, including rising short-term interest rates, record energy prices, an abrupt drop in consumer confidence and one of the worst natural catastrophes in the nation's history. Nonetheless, the period was marked by gains for the broad stock market, with the Russell 3000 Index up 6.35%. Mid-sized companies fared well over the six months, as evidenced by the Russell Mid Cap Index's gain of
10.35%. Against this backdrop, the energy, industrials and utilities sectors provided strong performance. Lagging sectors for the period included consumer discretionary and materials.

ENERGY LEADS THE PORTFOLIO

Energy stocks proved to be Mid Cap Value's largest contributors to absolute performance, led by Burlington Resources Inc. and Unocal Corp. Houston-based
Burlington Resources, which holds a leading position in North American natural gas reserves and production, rewarded investors with strong operating results, diligent cost-containment, and an 18% increase in its second-quarter dividend.
Unocal, which reported record second-quarter earnings, also received takeover proposals from Chevron Corp. and CNOOC Limited, an affiliate of China National
Offshore Oil Co. The company was purchased by Chevron in August.

SUCCESS IN INDUSTRIALS

Industrials represented another bright spot. Our investments included Republic
Services, Inc., one of the country's leading solid waste management firms.
Despite higher fuel costs the company posted strong second-quarter

TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/05               3/31/05
--------------------------------------------------------------------------------
Bemis Co., Inc.                           4.2%                  1.3%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                      3.4%                  2.3%
--------------------------------------------------------------------------------
International Flavors &
Fragrances Inc.                           2.9%                   --
--------------------------------------------------------------------------------
Beckman Coulter Inc.                      2.3%                   --
--------------------------------------------------------------------------------
Republic Services,
Inc. Cl A                                 2.1%                  4.4%
--------------------------------------------------------------------------------
General Mills, Inc.                       2.1%                   --
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.                1.9%                   --
--------------------------------------------------------------------------------
Kraft Foods Inc. Cl A                     1.9%                  1.4%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                      1.9%                  1.9%
--------------------------------------------------------------------------------
Equitable Resources Inc.                  1.9%                   --
--------------------------------------------------------------------------------

* All fund returns referenced in this commentary
  are for Investor Class shares.
  Total returns for periods less than one year
  are not annualized.                                                (continued)

------
12

Mid Cap Value - Portfolio Commentary

numbers and raised its financial guidance for the year. In addition, Republic
Services continued to return more cash to shareholders by announcing a 17%
increase in its dividend and continuing a strong share buyback program. In the electrical equipment space, Emerson Electric Co. was an important contributor.
The company, which makes a variety of electrical products for industrial customers, saw orders increase strongly in August.

UTILITIES ADD VALUE

Utility shares also benefited our performance. On the electric side, IDACORP,
Inc. led our investments. This utility holding company operates Idaho Power, which serves southern Idaho and eastern Oregon. The outlook has improved for the utility's hydro-electric business, which had been slowed by low reservoir levels due to drought. Our gas utilities were led by WGL Holdings Inc., the parent company of Washington Gas Light Co., which serves metropolitan Washington, D.C.
and surrounding regions in Virginia and Maryland.

CONSUMER DISCRETIONARY, MATERIALS STOCKS DETRACT

Consumer discretionary businesses dampened our absolute results the most. Within retailers, one of our largest detractors was Family Dollar Stores, Inc. The national discount store chain was hurt by high gasoline prices, which exact a toll on lower-income consumers, and initiatives in urban areas that have failed to meet expectations. Specialty retailers Foot Locker, Inc., and The Gap, Inc.
were also down for the period.

Our largest detractor was Bemis Co., Inc., a major producer of flexible packaging, much of it for the food industry. Higher energy prices greatly increased the cost of resin, Bemis' key raw material, while lower-then-expected demand limited the company's ability to pass through the higher expenses to customers.

In all of these cases, we believe the issues affecting these companies are manageable and have maintained our positions.

LOOKING AHEAD

We will continue to adhere to our discipline of seeking well-managed companies that appear to be temporarily undervalued for reasons unrelated to their fundamental or financial health.

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/05               3/31/05
--------------------------------------------------------------------------------
Food Products                             8.5%                  4.9%
--------------------------------------------------------------------------------
Chemicals                                 7.9%                  2.7%
--------------------------------------------------------------------------------
Insurance                                 6.2%                  7.8%
--------------------------------------------------------------------------------
Commercial Services
& Supplies                                6.0%                  6.7%
--------------------------------------------------------------------------------
Commercial Banks                          5.9%                  5.6%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/05               3/31/05
--------------------------------------------------------------------------------
Common Stocks                            98.2%                 96.3%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               0.7%                  6.1%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                           1.1%                (2.4)%
--------------------------------------------------------------------------------

------
13

Mid Cap Value - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.2%

AEROSPACE & DEFENSE -- 2.0%
--------------------------------------------------------------------------------
           29,313  Honeywell International Inc.                    $  1,099,238
--------------------------------------------------------------------------------
           11,787  K & F Industries Holdings Inc.(1)                    197,197
--------------------------------------------------------------------------------
           13,140  Northrop Grumman Corp.                               714,159
--------------------------------------------------------------------------------
                                                                      2,010,594
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 1.0%
--------------------------------------------------------------------------------
           69,479  Cooper Tire & Rubber                               1,060,944
--------------------------------------------------------------------------------

AUTOMOBILES -- 0.8%
--------------------------------------------------------------------------------
           28,630  Winnebago Industries                                 829,411
--------------------------------------------------------------------------------

BEVERAGES -- 2.9%
--------------------------------------------------------------------------------
           24,607  Anheuser-Busch Companies, Inc.                     1,059,085
--------------------------------------------------------------------------------
           62,700  Coca-Cola Enterprises                              1,222,650
--------------------------------------------------------------------------------
           21,460  Pepsi Bottling Group Inc.                            612,683
--------------------------------------------------------------------------------
                                                                      2,894,418
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
           36,680  Masco Corp.                                        1,125,342
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 1.0%
--------------------------------------------------------------------------------
           17,080  Merrill Lynch & Co., Inc.                          1,047,858
--------------------------------------------------------------------------------

CHEMICALS -- 7.9%
--------------------------------------------------------------------------------
           10,120  Air Products & Chemicals, Inc.                       558,017
--------------------------------------------------------------------------------
           18,990  du Pont (E.I.) de Nemours & Co.                      743,838
--------------------------------------------------------------------------------
           44,784  Ecolab Inc.                                        1,429,953
--------------------------------------------------------------------------------
           22,913  Ferro Corp.                                          419,766
--------------------------------------------------------------------------------
           81,878  International Flavors
                   & Fragrances Inc.                                  2,918,133
--------------------------------------------------------------------------------
           27,426  Minerals Technologies Inc.                         1,569,041
--------------------------------------------------------------------------------
           19,561  Nalco Holding Co.(1)                                 329,994
--------------------------------------------------------------------------------
                                                                      7,968,742
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 5.9%
--------------------------------------------------------------------------------
           12,539  BancorpSouth Inc.                                    286,516
--------------------------------------------------------------------------------
           14,460  BB&T Corporation                                     564,663
--------------------------------------------------------------------------------
            7,710  Commerce Bancshares, Inc.                            396,911
--------------------------------------------------------------------------------
           35,440  Fifth Third Bancorp                                1,301,711
--------------------------------------------------------------------------------
           49,696  SunTrust Banks, Inc.                               3,451,387
--------------------------------------------------------------------------------
                                                                      6,001,188
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 6.0%
--------------------------------------------------------------------------------
           33,950  Aramark Corp. Cl B                                   906,805
--------------------------------------------------------------------------------
           13,460  Avery Dennison Corp.                                 705,169
--------------------------------------------------------------------------------
           60,426  Republic Services, Inc. Cl A                       2,132,434
--------------------------------------------------------------------------------
           17,230  Waste Connections, Inc.(1)                           604,428
--------------------------------------------------------------------------------
           58,930  Waste Management, Inc.                             1,685,987
--------------------------------------------------------------------------------
                                                                      6,034,823
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 2.4%
--------------------------------------------------------------------------------
           55,012  Diebold, Inc.                                      1,895,713
--------------------------------------------------------------------------------
            9,390  Lexmark International, Inc.(1)                       573,260
--------------------------------------------------------------------------------
                                                                      2,468,973
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 5.6%
--------------------------------------------------------------------------------
           28,192  AptarGroup, Inc.                                $  1,404,244
--------------------------------------------------------------------------------
          171,500  Bemis Co., Inc.                                    4,236,050
--------------------------------------------------------------------------------
                                                                      5,640,294
--------------------------------------------------------------------------------

DIVERSIFIED -- 1.5%
--------------------------------------------------------------------------------
           21,830  iShares S&P MidCap 400
                   Index Fund                                         1,566,303
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
--------------------------------------------------------------------------------
           72,460  Iowa Telecommunications
                   Services Inc.                                      1,218,777
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.9%
--------------------------------------------------------------------------------
           52,870  Empire District Electric Co.                       1,209,137
--------------------------------------------------------------------------------
           17,779  IDACORP, Inc.                                        535,681
--------------------------------------------------------------------------------
            7,092  Westar Energy Inc.                                   171,130
--------------------------------------------------------------------------------
                                                                      1,915,948
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.4%
--------------------------------------------------------------------------------
            9,430  Emerson Electric Co.                                 677,074
--------------------------------------------------------------------------------
           15,180  Hubbell Inc. Cl B                                    712,397
--------------------------------------------------------------------------------
                                                                      1,389,471
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 1.4%
--------------------------------------------------------------------------------
           11,844  AVX Corporation                                      150,893
--------------------------------------------------------------------------------
           35,230  Littelfuse, Inc.(1)                                  991,019
--------------------------------------------------------------------------------
           24,825  Vishay Intertechnology, Inc.(1)                      296,659
--------------------------------------------------------------------------------
                                                                      1,438,571
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 8.5%
--------------------------------------------------------------------------------
            9,980  Campbell Soup Company                                296,905
--------------------------------------------------------------------------------
           36,490  ConAgra Foods, Inc.                                  903,128
--------------------------------------------------------------------------------
           49,420  Diamond Foods Inc.(1)                                845,082
--------------------------------------------------------------------------------
           43,280  General Mills, Inc.                                2,086,095
--------------------------------------------------------------------------------
           38,718  H.J. Heinz Company                                 1,414,756
--------------------------------------------------------------------------------
           12,180  Kellogg Co.                                          561,863
--------------------------------------------------------------------------------
           63,030  Kraft Foods Inc. Cl A                              1,928,087
--------------------------------------------------------------------------------
            8,030  Unilever N.V. New York Shares                        573,744
--------------------------------------------------------------------------------
                                                                      8,609,660
--------------------------------------------------------------------------------

GAS UTILITIES -- 0.7%
--------------------------------------------------------------------------------
           21,914  WGL Holdings Inc.                                    704,097
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 3.7%
--------------------------------------------------------------------------------
           43,240  Beckman Coulter, Inc.                              2,334,096
--------------------------------------------------------------------------------
           67,434  National Dentex Corp.(1)                           1,389,140
--------------------------------------------------------------------------------
                                                                      3,723,236
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 1.8%
--------------------------------------------------------------------------------
           22,300  Apria Healthcare Group Inc.(1)                       711,593
--------------------------------------------------------------------------------
           22,850  Universal Health
                   Services, Inc. Cl B                                1,088,346
--------------------------------------------------------------------------------
                                                                      1,799,939
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
14

Mid Cap Value - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 3.5%
--------------------------------------------------------------------------------
            7,788  Brinker International, Inc.(1)                  $    292,517
--------------------------------------------------------------------------------
           10,130  CEC Entertainment Inc.(1)                            321,729
--------------------------------------------------------------------------------
           36,371  Outback Steakhouse, Inc.                           1,331,179
--------------------------------------------------------------------------------
           43,931  Speedway Motorsports Inc.                          1,596,013
--------------------------------------------------------------------------------
                                                                      3,541,438
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.9%
--------------------------------------------------------------------------------
           18,750  Hunter Douglas N.V. ORD                              892,416
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 2.3%
--------------------------------------------------------------------------------
            7,200  Clorox Company                                       399,888
--------------------------------------------------------------------------------
           32,330  Kimberly-Clark Corp.                               1,924,605
--------------------------------------------------------------------------------
                                                                      2,324,493
--------------------------------------------------------------------------------

INSURANCE -- 6.2%
--------------------------------------------------------------------------------
           24,910  Ambac Financial Group, Inc.                        1,795,014
--------------------------------------------------------------------------------
            2,040  Chubb Corp.                                          182,682
--------------------------------------------------------------------------------
           25,875  CNA Surety Corp.(1)                                  367,943
--------------------------------------------------------------------------------
           33,634  Jefferson-Pilot Corp.                              1,721,052
--------------------------------------------------------------------------------
           56,469  Marsh & McLennan
                   Companies, Inc.                                    1,716,093
--------------------------------------------------------------------------------
           17,690  Platinum Underwriters Holdings                       528,754
--------------------------------------------------------------------------------
                                                                      6,311,538
--------------------------------------------------------------------------------

IT SERVICES -- 0.8%
--------------------------------------------------------------------------------
           26,240  Accenture Ltd. Cl A(1)                               668,071
--------------------------------------------------------------------------------
            2,780  DST Systems, Inc.(1)                                 152,427
--------------------------------------------------------------------------------
                                                                        820,498
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 1.4%
--------------------------------------------------------------------------------
           40,627  Arctic Cat Inc.                                      834,479
--------------------------------------------------------------------------------
           15,720  Hasbro, Inc.                                         308,898
--------------------------------------------------------------------------------
           17,780  Mattel, Inc.                                         296,570
--------------------------------------------------------------------------------
                                                                      1,439,947
--------------------------------------------------------------------------------

MACHINERY -- 0.1%
--------------------------------------------------------------------------------
            2,710  Dover Corp.                                          110,541
--------------------------------------------------------------------------------

MEDIA -- 2.1%
--------------------------------------------------------------------------------
           22,850  ADVO, Inc.                                           714,977
--------------------------------------------------------------------------------
            9,610  McClatchy Co. Cl A                                   626,860
--------------------------------------------------------------------------------
           37,080  Westwood One, Inc.                                   737,521
--------------------------------------------------------------------------------
                                                                      2,079,358
--------------------------------------------------------------------------------

METALS & MINING -- 0.6%
--------------------------------------------------------------------------------
           24,600  Compass Minerals International Inc.                  565,800
--------------------------------------------------------------------------------

MULTI-UTILITIES -- 2.9%
--------------------------------------------------------------------------------
            8,140  Dominion Resources Inc.                              701,180
--------------------------------------------------------------------------------
           20,600  Wisconsin Energy Corp.                               822,352
--------------------------------------------------------------------------------
           73,770  XCEL Energy Inc.                                   1,446,629
--------------------------------------------------------------------------------
                                                                      2,970,161
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 3.0%
--------------------------------------------------------------------------------
           59,360  Dollar General Corp.                               1,088,662
--------------------------------------------------------------------------------
           98,800  Family Dollar Stores, Inc.                         1,963,156
--------------------------------------------------------------------------------
                                                                      3,051,818
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 3.7%
--------------------------------------------------------------------------------
           49,030  Equitable Resources Inc.                        $  1,915,112
--------------------------------------------------------------------------------
           36,910  Murphy Oil Corp.                                   1,840,702
--------------------------------------------------------------------------------
                                                                      3,755,814
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
           28,839  MeadWestvaco Corp.                                   796,534
--------------------------------------------------------------------------------
           13,778  Neenah Paper Inc.                                    403,695
--------------------------------------------------------------------------------
                                                                      1,200,229
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
           11,560  Estee Lauder Companies, Inc. Cl A                    402,635
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 0.7%
--------------------------------------------------------------------------------
           19,010  Schering-Plough Corp.                                400,160
--------------------------------------------------------------------------------
            7,490  Watson Pharmaceuticals, Inc.(1)                      274,209
--------------------------------------------------------------------------------
                                                                        674,369
--------------------------------------------------------------------------------

REAL ESTATE -- 1.8%
--------------------------------------------------------------------------------
           74,140  Education Realty Trust, Inc.                       1,238,138
--------------------------------------------------------------------------------
           17,590  Sun Communities, Inc.                                576,248
--------------------------------------------------------------------------------
                                                                      1,814,386
--------------------------------------------------------------------------------

ROAD & RAIL -- 0.7%
--------------------------------------------------------------------------------
            9,255  Union Pacific Corp.                                  663,584
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 0.4%
--------------------------------------------------------------------------------
           24,390  Applied Materials, Inc.                              413,654
--------------------------------------------------------------------------------

SOFTWARE -- 1.0%
--------------------------------------------------------------------------------
           10,864  Reynolds & Reynolds Co. Cl A                         297,782
--------------------------------------------------------------------------------
           37,204  Synopsys, Inc.(1)                                    703,156
--------------------------------------------------------------------------------
                                                                      1,000,938
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 2.4%
--------------------------------------------------------------------------------
           50,020  Foot Locker, Inc.                                  1,097,438
--------------------------------------------------------------------------------
           41,030  Gap, Inc. (The)                                      715,153
--------------------------------------------------------------------------------
           14,010  Sherwin-Williams Co.                                 617,421
--------------------------------------------------------------------------------
                                                                      2,430,012
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
--------------------------------------------------------------------------------
           20,350  Jones Apparel Group, Inc.                            579,975
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 2.6%
--------------------------------------------------------------------------------
           30,430  Freddie Mac                                        1,718,078
--------------------------------------------------------------------------------
           14,211  MGIC Investment Corp.                                912,346
--------------------------------------------------------------------------------
                                                                      2,630,424
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS -- 0.2%
--------------------------------------------------------------------------------
            2,942  Grainger (W.W.), Inc.                                185,111
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $99,598,140)                                                   99,307,728
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
15

Mid Cap Value - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

                                                                       Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.7%

Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Treasury obligations,
6.875%, 8/15/25, valued at $714,408), in a
joint trading account at 3.22%, dated 9/30/05,
due 10/3/05 (Delivery value $700,188)
(Cost $700,000)                                                    $    700,000
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES - 98.9%
(Cost $100,298,140)                                                $100,007,728
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES - 1.1%                                                1,153,432
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                          $101,161,160
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

 Contracts to Sell       Settlement Date           Value      Unrealized Gain
--------------------------------------------------------------------------------
 448,638 Euro for USD       10/31/05           $  539,666          $288
--------------------------------------------------------------------------------
 248,846 Euro for USD       10/31/05              299,337           110
--------------------------------------------------------------------------------
 220,384 Euro for USD       10/31/05              265,099           210
--------------------------------------------------------------------------------
                                               $1,104,102          $608
                                           =====================================

(Value on Settlement Date $1,104,710)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ORD = Foreign Ordinary Share

USD = United States Dollar

(1)  Non-income producing.

See Notes to Financial Statements.

------
16

Small Cap Value - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                               ----------------------
                                               AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE     INCEPTION
                        6 MONTHS(1)  1 YEAR     5 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            7.89%      20.19%      18.67%     16.16%      7/31/98
--------------------------------------------------------------------------------
S&P SMALLCAP 600/BARRA
VALUE INDEX(2)            8.44%      18.61%      13.61%     11.26%        --
--------------------------------------------------------------------------------
Institutional Class       8.09%      20.45%      18.92%     17.59%     10/26/98
--------------------------------------------------------------------------------
Advisor Class             7.85%      19.91%      18.41%     19.77%     12/31/99
--------------------------------------------------------------------------------
C Class                                                                  6/1/01
   No sales charge*       7.32%      19.01%       --        12.03%
   With sales charge*     6.32%      19.01%       --        12.03%
--------------------------------------------------------------------------------

* Sales charges include contingent deferred sales charges (CDSCs), as applicable. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information page for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  Total returns for periods less than one year are not annualized.

(2)  (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
     Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

     The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper Inc. - A Reuters Company and may be incomplete.
     No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more-established companies.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                     (continued)

------
17

Small Cap Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 31, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
------------------------------------------------------------------------------------
                      1998*   1999    2000    2001    2002    2003    2004    2005
------------------------------------------------------------------------------------
Investor Class       -9.80%  13.25%  21.76%  27.06%  -1.21%  25.63%  24.21%  20.19%
------------------------------------------------------------------------------------
S&P SmallCap 600/
BARRA Value Index   -13.69%  13.56%  15.81%   0.03%  -1.05%  25.73%  28.23%  18.61%
------------------------------------------------------------------------------------

* From 7/31/98, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more-established companies.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
18

Small Cap Value - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE SMALL CAP VALUE
INVESTMENT TEAM: BEN GIELE AND KEVIN LAUB.

For the six months ended September 30, 2005, Small Cap Value gained 7.89%*, slightly underperforming the 8.44% return posted by its benchmark, the S&P
SmallCap 600/BARRA Value Index.

Small Cap Value's long-term performance has been strong. Since the portfolio's
July 31, 1998, inception, it has posted an average annual return of 16.16%, far outpacing the 11.26% return posted by its benchmark for the same period.

EQUITIES HOLD FIRM

Equity investors faced substantial challenges during the six months covered by this report, a period largely defined by rising short-term interest rates and the resurgent price of oil, which peaked at a new record above $70 a barrel amid concern about supply disruption following Hurricane Katrina.

Speculation about the impact of higher interest rates and energy prices on economic vitality and corporate profits frequently pressured the market.
Nevertheless, a host of strong earnings reports and merger announcements helped stocks remain aloft. Ultimately, the equities market demonstrated considerable resilience, rebounding from troughs to secure gains.

ENERGY: THE TOP CONTRIBUTOR

Small Cap Value's investments in the energy sector delivered the greatest contributions to performance as companies across the sector advanced alongside prices for crude. Nearly all of our holdings averaged powerful, double-digit gains, and only a few of these were present in the benchmark.

One standout performer was driller Helmerich & Payne, Inc., a top contributor that was exclusive to the portfolio. During the period, the company reported that higher prices both for oil and for its land rigs contributed to substantially increased income. News that one of its platform rigs in the Gulf
Coast sustained major damage from Hurricane Katrina did little to arrest the stock's advance.

TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/05               3/31/05
--------------------------------------------------------------------------------
iShares Russell 2000
Value Index Fund                          2.5%                  1.0%
--------------------------------------------------------------------------------
Sybase, Inc.                              2.0%                  2.0%
--------------------------------------------------------------------------------
iShares Russell 2000
Index Fund                                1.4%                  2.0%
--------------------------------------------------------------------------------
iShares S&P SmallCap
600/BARRA Value
Index Fund                                1.1%                  1.0%
--------------------------------------------------------------------------------
HCC Insurance
Holdings, Inc.                            1.1%                  1.1%
--------------------------------------------------------------------------------
Sensient Technologies
Corp.                                     1.1%                  1.1%
--------------------------------------------------------------------------------
Bemis Co.                                 1.1%                  1.2%
--------------------------------------------------------------------------------
Briggs & Stratton Corp.                   1.1%                  0.8%
--------------------------------------------------------------------------------
Washington Federal, Inc.                  1.0%                  1.0%
--------------------------------------------------------------------------------
Platinum Underwriters
Holdings                                  1.0%                  1.1%
--------------------------------------------------------------------------------

* All fund returns referenced in this commentary
  are for Investor Class shares.
  Total returns for periods less than one year
  are not annualized.                                                (continued)

------
19

Small Cap Value - Portfolio Commentary

SUCCESS IN TECHNOLOGY, FINANCIALS

The information technology sector also significantly augmented results, with positions in the software industry registering particularly strong performances.
We held several advancing names, including long-time holding Sybase, Inc., which finished as the top-contributing stock. Sybase, an enterprise software company, announced better-than-expected second-quarter earnings, driven by robust licensing revenue in its database business and growth in its wireless business -- its new mobile-content service debuted on the Blackberry wireless device -- developments for which investors rewarded the stock.

Financials, on average our largest sector stake, represented another source of strength. Insurance companies paced gains in the group, while security selection among real estate investment trusts -- REITs -- proved rewarding. Maguire
Properties, which owns and operates office space, announced improved quarterly figures twice during the period. Although the share price suffered a sharp decline in August, the stock quickly recovered to finish with strong gains.

CONSUMER STOCKS SLOW PERFORMANCE

Despite those successes, we nevertheless experienced some difficulties along the way. Investments in the consumer discretionary sector dampened returns the most, and specialty retailer Pier 1 Imports was the top-detracting stock. Despite aggressive pricing and advertising campaigns, the company reported disappointing sales, eventually recording losses amid tepid consumer response to new merchandising initiatives.

Consumer staples stocks also slowed performance slightly. Although we maintained limited exposure in this area, some holdings still struggled. Company-specific developments took down American Italian Pasta Co., which announced in early
August that it would delay reporting its quarterly results pending the outcome of an internal assessment of its accounting procedures.

OUR COMMITMENT

We remain committed to our discipline of seeking fundamentally sound, attractively priced companies that we believe offer investors the potential for long-term reward.

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2005*
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/05               3/31/05
--------------------------------------------------------------------------------
Insurance                                  6.0%                  4.4%
--------------------------------------------------------------------------------
Commercial Banks                           5.8%                  5.9%
--------------------------------------------------------------------------------
Software                                   5.2%                  5.3%
--------------------------------------------------------------------------------
Energy Equipment
& Services                                 5.0%                  3.5%
--------------------------------------------------------------------------------
Machinery                                  4.5%                  4.0%
--------------------------------------------------------------------------------

* Excludes securities in the Diversified category. These securities represent investments in diversified pools of  underlying securities in multiple industry categories.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/05               3/31/05
--------------------------------------------------------------------------------
Common Stocks                             94.9%                 95.6%
--------------------------------------------------------------------------------
Convertible
Preferred Stocks                           0.3%                  1.0%
--------------------------------------------------------------------------------
Preferred Stocks                           0.1%                  0.1%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                     95.3%                 96.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                4.7%                  3.5%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                             --*                (0.2)%
--------------------------------------------------------------------------------

* Category is less than 0.05% of net assets.

------
20

Small Cap Value - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 94.9%

AEROSPACE & DEFENSE -- 1.0%
--------------------------------------------------------------------------------
          145,000  Alliant Techsystems Inc.(1)                   $   10,824,250
--------------------------------------------------------------------------------
          175,000  Curtiss-Wright Corp.                              10,799,250
--------------------------------------------------------------------------------
                                                                     21,623,500
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 0.2%
--------------------------------------------------------------------------------
          130,000  Ryder System, Inc.                                 4,448,600
--------------------------------------------------------------------------------

AIRLINES -- 0.3%
--------------------------------------------------------------------------------
          225,000  SkyWest, Inc.                                      6,034,500
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 1.2%
--------------------------------------------------------------------------------
          380,000  ArvinMeritor Inc.                                  6,353,600
--------------------------------------------------------------------------------
          645,000  Cooper Tire & Rubber                               9,849,150
--------------------------------------------------------------------------------
          125,000  Lear Corporation                                   4,246,250
--------------------------------------------------------------------------------
          207,600  Superior Industries
                   International, Inc.                                4,467,552
--------------------------------------------------------------------------------
                                                                     24,916,552
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.9%
--------------------------------------------------------------------------------
          575,000  Griffon Corp.(1)                                  14,145,000
--------------------------------------------------------------------------------
          180,000  Trex Co. Inc.(1)                                   4,320,000
--------------------------------------------------------------------------------
                                                                     18,465,000
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 2.0%
--------------------------------------------------------------------------------
          130,000  Investors Financial
                   Services Corporation                               4,277,000
--------------------------------------------------------------------------------
          610,000  Lazard Ltd. Cl A                                  15,433,000
--------------------------------------------------------------------------------
          430,000  Piper Jaffray Companies(1)                        12,839,800
--------------------------------------------------------------------------------
          450,000  Waddell & Reed Financial Inc.                      8,712,000
--------------------------------------------------------------------------------
                                                                     41,261,800
--------------------------------------------------------------------------------

CHEMICALS -- 3.7%
--------------------------------------------------------------------------------
          370,000  Engelhard Corporation                             10,326,700
--------------------------------------------------------------------------------
          725,000  Ferro Corp.                                       13,282,000
--------------------------------------------------------------------------------
          115,000  FMC Corp.(1)                                       6,580,300
--------------------------------------------------------------------------------
          145,000  H.B. Fuller Company                                4,506,600
--------------------------------------------------------------------------------
          150,000  Minerals Technologies Inc.                         8,581,500
--------------------------------------------------------------------------------
          595,000  Olin Corp.                                        11,299,050
--------------------------------------------------------------------------------
        1,245,000  Sensient Technologies Corp.                       23,592,750
--------------------------------------------------------------------------------
                                                                     78,168,900
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 5.7%
--------------------------------------------------------------------------------
          275,000  BancorpSouth Inc.                                  6,283,750
--------------------------------------------------------------------------------
          264,086  Chemical Financial Corp.                           8,582,795
--------------------------------------------------------------------------------
          405,000  Chittenden Corp.                                  10,736,550
--------------------------------------------------------------------------------
          175,000  Cullen/Frost Bankers, Inc.                         8,634,500
--------------------------------------------------------------------------------
          170,000  First Financial Bancorp                            3,162,000
--------------------------------------------------------------------------------
          252,891  Fulton Financial Corp.                             4,235,924
--------------------------------------------------------------------------------
          140,000  Pacific Capital Bancorp                            4,660,600
--------------------------------------------------------------------------------
          125,000  Provident Bankshares Corp.                         4,347,500
--------------------------------------------------------------------------------
          380,000  Sky Financial Group Inc.                          10,681,800
--------------------------------------------------------------------------------
          510,000  South Financial
                   Group Inc. (The)                                  13,688,400
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          440,000  Sterling Bancshares, Inc.                     $    6,472,400
--------------------------------------------------------------------------------
          575,000  Susquehanna Bancshares Inc.                       13,823,000
--------------------------------------------------------------------------------
          520,000  TCF Financial Corp.                               13,910,000
--------------------------------------------------------------------------------
          355,000  Wilmington Trust Corporation                      12,939,750
--------------------------------------------------------------------------------
                                                                    122,158,969
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 3.4%
--------------------------------------------------------------------------------
          410,000  ABM Industries Inc.                                8,532,100
--------------------------------------------------------------------------------
          172,600  Banta Corp.                                        8,783,614
--------------------------------------------------------------------------------
          175,000  Brink's Co. (The)                                  7,185,500
--------------------------------------------------------------------------------
          255,000  Ennis Inc.                                         4,284,000
--------------------------------------------------------------------------------
          330,000  G&K Services Inc. Cl A                            12,998,700
--------------------------------------------------------------------------------
          355,000  Kelly Services, Inc. Cl A                         10,884,300
--------------------------------------------------------------------------------
          420,000  Tetra Tech, Inc.(1)                                7,064,400
--------------------------------------------------------------------------------
          135,000  United Stationers Inc.(1)                          6,461,100
--------------------------------------------------------------------------------
          235,000  Watson Wyatt & Co. Holdings                        6,333,250
--------------------------------------------------------------------------------
                                                                     72,526,964
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 0.6%
--------------------------------------------------------------------------------
          385,000  Andrew Corporation(1)                              4,292,750
--------------------------------------------------------------------------------
          220,000  Belden CDT Inc.                                    4,274,600
--------------------------------------------------------------------------------
          480,000  EFJ Inc.(1)                                        4,939,200
--------------------------------------------------------------------------------
                                                                     13,506,550
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 1.1%
--------------------------------------------------------------------------------
          760,000  Adaptec, Inc.(1)                                   2,910,800
--------------------------------------------------------------------------------
          265,000  Electronics for Imaging, Inc.(1)                   6,079,100
--------------------------------------------------------------------------------
          250,000  Imation Corporation                               10,717,500
--------------------------------------------------------------------------------
          130,000  QLogic Corp.(1)                                    4,446,000
--------------------------------------------------------------------------------
                                                                     24,153,400
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING -- 0.8%
--------------------------------------------------------------------------------
           80,000  EMCOR Group Inc.(1)                                4,744,000
--------------------------------------------------------------------------------
          335,000  Granite Construction Inc.                         12,810,400
--------------------------------------------------------------------------------
                                                                     17,554,400
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 2.4%
--------------------------------------------------------------------------------
          305,000  AptarGroup, Inc.                                  15,192,050
--------------------------------------------------------------------------------
          940,000  Bemis Co.                                         23,218,000
--------------------------------------------------------------------------------
          465,000  Sonoco Products Co.                               12,699,150
--------------------------------------------------------------------------------
                                                                     51,109,200
--------------------------------------------------------------------------------

DIVERSIFIED -- 5.1%
--------------------------------------------------------------------------------
          460,000  iShares Russell 2000
                   Index Fund                                        30,516,400
--------------------------------------------------------------------------------
          790,000  iShares Russell 2000
                   Value Index Fund                                  52,084,700
--------------------------------------------------------------------------------
          380,000  iShares S&P SmallCap
                   600/BARRA Value Index Fund                        24,323,800
--------------------------------------------------------------------------------
                                                                    106,924,900
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 0.6%
--------------------------------------------------------------------------------
          100,000  Asset Acceptance Capital Corp.(1)                  2,997,000
--------------------------------------------------------------------------------
          220,000  Medallion Financial Corp.                          2,180,200
--------------------------------------------------------------------------------
          470,000  Patriot Capital Funding, Inc.                      6,457,800
--------------------------------------------------------------------------------
                                                                     11,635,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
21

Small Cap Value - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
SERVICES -- 0.3%
--------------------------------------------------------------------------------
          165,000  Commonwealth Telephone
                   Enterprise Inc.                               $    6,220,500
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.0%
--------------------------------------------------------------------------------
          465,000  Empire District Electric Co.                      10,634,550
--------------------------------------------------------------------------------
          635,000  IDACORP, Inc.                                     19,132,550
--------------------------------------------------------------------------------
          535,000  Westar Energy Inc.                                12,909,550
--------------------------------------------------------------------------------
                                                                     42,676,650
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.0%
--------------------------------------------------------------------------------
          210,000  Regal-Beloit Corp.                                 6,812,400
--------------------------------------------------------------------------------
          490,000  Smith (A.O.) Corp.                                13,965,000
--------------------------------------------------------------------------------
                                                                     20,777,400
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.8%
--------------------------------------------------------------------------------
          735,000  Aeroflex Inc.(1)                                   6,879,600
--------------------------------------------------------------------------------
          200,000  Applied Films Corp.(1)                             4,200,000
--------------------------------------------------------------------------------
           85,000  Avnet Inc.(1)                                      2,078,250
--------------------------------------------------------------------------------
          345,000  Benchmark Electronics Inc.(1)                     10,391,400
--------------------------------------------------------------------------------
           65,000  Coherent, Inc.(1)                                  1,903,200
--------------------------------------------------------------------------------
          320,000  Littelfuse, Inc.(1)                                9,001,600
--------------------------------------------------------------------------------
          360,000  Methode Electronics, Inc.                          4,147,200
--------------------------------------------------------------------------------
          745,000  Paxar Corp.(1)                                    12,553,250
--------------------------------------------------------------------------------
          710,000  Vishay Intertechnology, Inc.(1)                    8,484,500
--------------------------------------------------------------------------------
                                                                     59,639,000
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 5.0%
--------------------------------------------------------------------------------
          165,000  Cal Dive International Inc.(1)                    10,462,650
--------------------------------------------------------------------------------
          170,000  Cooper Cameron Corp.(1)                           12,568,100
--------------------------------------------------------------------------------
          500,000  Global Industries Ltd.(1)                          7,370,000
--------------------------------------------------------------------------------
          315,000  Helmerich & Payne, Inc.                           19,022,850
--------------------------------------------------------------------------------
          115,000  Hornbeck Offshore
                   Services Inc.(1)                                   4,212,450
--------------------------------------------------------------------------------
        1,415,000  Key Energy Group, Inc.(1)                         20,871,250
--------------------------------------------------------------------------------
           95,000  Lone Star Technologies, Inc.(1)                    5,281,050
--------------------------------------------------------------------------------
          145,000  Tidewater Inc.                                     7,057,150
--------------------------------------------------------------------------------
          285,000  Unit Corporation(1)                               15,754,800
--------------------------------------------------------------------------------
          130,000  W-H Energy Services Inc.(1)                        4,214,600
--------------------------------------------------------------------------------
                                                                    106,814,900
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.6%
--------------------------------------------------------------------------------
          270,000  Casey's General Stores, Inc.                       6,264,000
--------------------------------------------------------------------------------
          205,000  Performance Food Group Co.(1)                      6,469,800
--------------------------------------------------------------------------------
                                                                     12,733,800
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
          315,000  American Italian Pasta Co.                         3,357,900
--------------------------------------------------------------------------------
          555,000  Corn Products
                   International Inc.                                11,194,350
--------------------------------------------------------------------------------
          270,000  Lancaster Colony Corp.                            11,610,000
--------------------------------------------------------------------------------
          100,000  Ralcorp Holdings, Inc.                             4,192,000
--------------------------------------------------------------------------------
          200,000  Reddy Ice Holdings Inc.                            4,102,000
--------------------------------------------------------------------------------
                                                                     34,456,250
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

GAS UTILITIES -- 1.8%
--------------------------------------------------------------------------------
          145,000  AGL Resources Inc.                            $    5,380,950
--------------------------------------------------------------------------------
          145,000  Northwest Natural Gas Co.                          5,396,900
--------------------------------------------------------------------------------
          315,000  Southwest Gas Corp.                                8,627,850
--------------------------------------------------------------------------------
          585,000  WGL Holdings Inc.                                 18,796,050
--------------------------------------------------------------------------------
                                                                     38,201,750
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT
& SUPPLIES -- 1.4%
--------------------------------------------------------------------------------
          140,000  Arrow International Inc.                           3,948,000
--------------------------------------------------------------------------------
          295,000  Dade Behring Holdings Inc.                        10,814,700
--------------------------------------------------------------------------------
          170,000  Orthofix International N.V.(1)                     7,412,000
--------------------------------------------------------------------------------
          205,000  Osteotech Inc.(1)                                  1,174,650
--------------------------------------------------------------------------------
          265,000  Steris Corp.                                       6,304,350
--------------------------------------------------------------------------------
                                                                     29,653,700
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 2.9%
--------------------------------------------------------------------------------
          495,000  Alliance Imaging Inc.(1)                           4,232,250
--------------------------------------------------------------------------------
          195,000  Apria Healthcare Group Inc.(1)                     6,222,450
--------------------------------------------------------------------------------
          235,000  Community Health
                   Systems Inc.(1)                                    9,120,350
--------------------------------------------------------------------------------
          210,000  Molina Healthcare Inc.(1)                          5,247,900
--------------------------------------------------------------------------------
          220,000  Owens & Minor Inc.                                 6,457,000
--------------------------------------------------------------------------------
          755,000  Parexel International Corp.(1)                    15,167,950
--------------------------------------------------------------------------------
           60,000  Pediatrix Medical Group, Inc.(1)                   4,609,200
--------------------------------------------------------------------------------
          220,000  Universal Health
                   Services, Inc. Cl B                               10,478,600
--------------------------------------------------------------------------------
                                                                     61,535,700
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 2.1%
--------------------------------------------------------------------------------
          175,000  Bob Evans Farms, Inc.                              3,974,250
--------------------------------------------------------------------------------
          120,000  CBRL Group Inc.                                    4,039,200
--------------------------------------------------------------------------------
          470,000  CEC Entertainment Inc.(1)                         14,927,200
--------------------------------------------------------------------------------
          525,000  La Quinta Corp.(1)                                 4,562,250
--------------------------------------------------------------------------------
          355,000  Outback Steakhouse, Inc.                          12,993,000
--------------------------------------------------------------------------------
          135,000  Ruby Tuesday Inc.                                  2,937,600
--------------------------------------------------------------------------------
                                                                     43,433,500
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 2.1%
--------------------------------------------------------------------------------
           75,000  Beazer Homes USA, Inc.                             4,400,250
--------------------------------------------------------------------------------
          500,000  Ethan Allen Interiors Inc.                        15,675,000
--------------------------------------------------------------------------------
          255,000  Libbey Inc.                                        3,876,000
--------------------------------------------------------------------------------
          295,000  Snap-on Incorporated                              10,655,400
--------------------------------------------------------------------------------
           80,000  Standard Pacific Corp.                             3,320,800
--------------------------------------------------------------------------------
          230,000  WCI Communities Inc.(1)                            6,525,100
--------------------------------------------------------------------------------
                                                                     44,452,550
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
           85,000  Central Garden and Pet Co.(1)                      3,846,250
--------------------------------------------------------------------------------
          160,000  WD-40 Co.                                          4,241,600
--------------------------------------------------------------------------------
                                                                      8,087,850
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
22

Small Cap Value - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

INSURANCE -- 5.7%
--------------------------------------------------------------------------------
          115,000  AmerUs Group Co.                              $    6,597,550
--------------------------------------------------------------------------------
          285,000  Aspen Insurance Holdings Ltd.                      8,421,750
--------------------------------------------------------------------------------
          190,000  Delphi Financial
                   Group, Inc. Cl A                                   8,892,000
--------------------------------------------------------------------------------
          850,000  HCC Insurance Holdings, Inc.                      24,250,500
--------------------------------------------------------------------------------
          170,000  Hilb Rogal & Hobbs Co.                             6,344,400
--------------------------------------------------------------------------------
          190,000  Horace Mann Educators Corp.                        3,758,200
--------------------------------------------------------------------------------
          590,000  National Atlantic
                   Holdings Corp. Cl A(1)(2)                          6,844,000
--------------------------------------------------------------------------------
          700,000  Platinum Underwriters
                   Holdings                                          20,923,000
--------------------------------------------------------------------------------
          145,000  ProAssurance Corp.(1)                              6,767,150
--------------------------------------------------------------------------------
          160,000  Protective Life Corporation                        6,588,800
--------------------------------------------------------------------------------
          270,000  Scottish Re Group Ltd.                             6,436,800
--------------------------------------------------------------------------------
          110,000  Triad Guaranty Inc.(1)                             4,314,200
--------------------------------------------------------------------------------
          210,000  United Fire & Casualty Co.                         9,473,100
--------------------------------------------------------------------------------
                                                                    119,611,450
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 0.2%
--------------------------------------------------------------------------------
          280,000  J Jill Group Inc. (The)(1)                         4,429,600
--------------------------------------------------------------------------------

IT SERVICES -- 2.1%
--------------------------------------------------------------------------------
          290,000  MAXIMUS, Inc.                                     10,367,500
--------------------------------------------------------------------------------
          100,000  MedQuist Inc.(1)                                   1,255,000
--------------------------------------------------------------------------------
          685,000  MoneyGram International Inc.                      14,871,350
--------------------------------------------------------------------------------
        1,220,000  Perot Systems Corp. Cl A(1)                       17,263,000
--------------------------------------------------------------------------------
                                                                     43,756,850
--------------------------------------------------------------------------------

MACHINERY -- 4.5%
--------------------------------------------------------------------------------
          235,000  Albany International Corp.                         8,664,450
--------------------------------------------------------------------------------
          670,000  Briggs & Stratton Corp.                           23,175,300
--------------------------------------------------------------------------------
          365,000  Crane Co.                                         10,855,100
--------------------------------------------------------------------------------
          220,000  Kadant Inc.(1)                                     4,413,200
--------------------------------------------------------------------------------
          690,000  Kaydon Corporation                                19,602,900
--------------------------------------------------------------------------------
          280,000  Kennametal Inc.                                   13,731,200
--------------------------------------------------------------------------------
          190,000  Nordson Corp.                                      7,225,700
--------------------------------------------------------------------------------
           85,000  Tecumseh Products Cl A                             1,829,200
--------------------------------------------------------------------------------
          225,000  Timken Co.                                         6,666,750
--------------------------------------------------------------------------------
                                                                     96,163,800
--------------------------------------------------------------------------------

MARINE -- 0.4%
--------------------------------------------------------------------------------
          160,000  Alexander & Baldwin, Inc.                          8,518,400
--------------------------------------------------------------------------------

MEDIA -- 2.1%
--------------------------------------------------------------------------------
          135,000  ADVO, Inc.                                         4,224,150
--------------------------------------------------------------------------------
          415,000  Hearst-Argyle Television, Inc.                    10,661,350
--------------------------------------------------------------------------------
          850,000  Journal Communications Inc.                       12,665,000
--------------------------------------------------------------------------------
          125,000  Liberty Corp. (The)                                5,861,250
--------------------------------------------------------------------------------
           90,000  ProQuest Co.(1)                                    3,258,000
--------------------------------------------------------------------------------
          217,000  Valassis Communications, Inc.(1)                   8,458,660
--------------------------------------------------------------------------------
                                                                     45,128,410
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------

METALS & MINING -- 1.3%
--------------------------------------------------------------------------------
          185,000  Compass Minerals
                   International Inc.                            $    4,255,000
--------------------------------------------------------------------------------
           70,000  Quanex Corporation                                 4,635,400
--------------------------------------------------------------------------------
          195,000  Reliance Steel &
                   Aluminum Company                                  10,321,350
--------------------------------------------------------------------------------
          415,000  Worthington Industries, Inc.                       8,727,450
--------------------------------------------------------------------------------
                                                                     27,939,200
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.4%
--------------------------------------------------------------------------------
          700,000  Fred's, In                                         8,757,000
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 3.7%
--------------------------------------------------------------------------------
          280,000  Alpha Natural Resources, Inc.(1)                   8,411,200
--------------------------------------------------------------------------------
          620,000  Arlington Tankers Ltd.                            14,526,600
--------------------------------------------------------------------------------
          320,000  Cimarex Energy Co.(1)                             14,505,600
--------------------------------------------------------------------------------
          110,000  Encore Acquisition Co.(1)                          4,273,500
--------------------------------------------------------------------------------
          150,000  Forest Oil Corporation(1)                          7,815,000
--------------------------------------------------------------------------------
          100,000  Plains Exploration
                   & Production Co.(1)                                4,282,000
--------------------------------------------------------------------------------
           80,000  Spinnaker Exploration Company(1)                   5,175,200
--------------------------------------------------------------------------------
          134,515  St. Mary Land & Exploration Co.                    4,923,249
--------------------------------------------------------------------------------
          250,000  W&T Offshore Inc.                                  8,107,500
--------------------------------------------------------------------------------
          120,000  Western Gas Resources Inc.                         6,147,600
--------------------------------------------------------------------------------
                                                                     78,167,449
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 0.4%
--------------------------------------------------------------------------------
          185,000  Par Pharmaceutical
                   Companies Inc.(1)                                  4,924,700
--------------------------------------------------------------------------------
          310,000  Perrigo Co.                                        4,436,100
--------------------------------------------------------------------------------
                                                                      9,360,800
--------------------------------------------------------------------------------

REAL ESTATE -- 4.1%
--------------------------------------------------------------------------------
          455,000  American Financial Realty Trust                    6,461,000
--------------------------------------------------------------------------------
          145,000  BRE Properties                                     6,452,500
--------------------------------------------------------------------------------
          560,000  Commercial Net Lease Realty                       11,200,000
--------------------------------------------------------------------------------
          530,000  Getty Realty Corp.                                15,253,400
--------------------------------------------------------------------------------
          280,000  Healthcare Realty Trust Inc.                      11,239,200
--------------------------------------------------------------------------------
          415,000  Highland Hospitality Corp.                         4,257,900
--------------------------------------------------------------------------------
          255,000  Liberty Property Trust                            10,847,700
--------------------------------------------------------------------------------
          145,000  Mack-Cali Realty Corp.                             6,516,300
--------------------------------------------------------------------------------
          226,056  Maguire Properties, Inc.                           6,792,983
--------------------------------------------------------------------------------
          285,000  Realty Income Corp.                                6,814,350
--------------------------------------------------------------------------------
                                                                     85,835,333
--------------------------------------------------------------------------------

ROAD & RAIL -- 1.6%
--------------------------------------------------------------------------------
          260,000  Arkansas Best Corporation                          9,066,200
--------------------------------------------------------------------------------
          540,000  Heartland Express, Inc.                           10,983,600
--------------------------------------------------------------------------------
          770,000  Werner Enterprises Inc.                           13,313,300
--------------------------------------------------------------------------------
                                                                     33,363,100
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
23

Small Cap Value - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR  EQUIPMENT -- 1.0%
--------------------------------------------------------------------------------
          710,000  Mattson Technology Inc.(1)                    $    5,332,100
--------------------------------------------------------------------------------
          305,000  Rudolph Technologies Inc.(1)                       4,108,350
--------------------------------------------------------------------------------
          400,000  Skyworks Solutions, Inc.(1)                        2,808,000
--------------------------------------------------------------------------------
          195,000  Varian Semiconductor
                   Equipment Associates, Inc.(1)                      8,262,150
--------------------------------------------------------------------------------
                                                                     20,510,600
--------------------------------------------------------------------------------

SOFTWARE -- 5.2%
--------------------------------------------------------------------------------
          435,000  Compuware Corp.(1)                                 4,132,500
--------------------------------------------------------------------------------
          410,000  Dendrite International, Inc.(1)                    8,236,900
--------------------------------------------------------------------------------
          170,000  Internet Security Systems(1)                       4,081,700
--------------------------------------------------------------------------------
          180,000  MRO Software Inc.(1)                               3,031,200
--------------------------------------------------------------------------------
        2,050,000  Parametric Technology Corp.(1)                    14,288,500
--------------------------------------------------------------------------------
          110,000  Reynolds & Reynolds Co. Cl A                       3,015,100
--------------------------------------------------------------------------------
        1,825,000  Sybase, Inc.(1)                                   42,741,500
--------------------------------------------------------------------------------
          470,000  Synopsys, Inc.(1)                                  8,883,000
--------------------------------------------------------------------------------
        1,090,000  TIBCO Software Inc.(1)                             9,112,400
--------------------------------------------------------------------------------
          390,000  Ulticom, Inc.(1)                                   4,301,700
--------------------------------------------------------------------------------
          780,000  Verity Inc.(1)                                     8,283,600
--------------------------------------------------------------------------------
                                                                    110,108,100
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 4.2%
--------------------------------------------------------------------------------
          590,000  Borders Group Inc.                                13,080,300
--------------------------------------------------------------------------------
          130,000  Cato Corp. (The)                                   2,590,900
--------------------------------------------------------------------------------
          600,000  Christopher & Banks Corporation                    8,322,000
--------------------------------------------------------------------------------
          560,000  Hot Topic, Inc.(1)                                 8,601,600
--------------------------------------------------------------------------------
          630,000  Linens 'n Things, Inc.(1)                         16,821,000
--------------------------------------------------------------------------------
        1,010,000  Pier 1 Imports, Inc.                              11,382,700
--------------------------------------------------------------------------------
          450,000  Talbots Inc.                                      13,464,000
--------------------------------------------------------------------------------
          545,000  Zale Corp.(1)                                     14,813,100
--------------------------------------------------------------------------------
                                                                     89,075,600
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
--------------------------------------------------------------------------------
          145,000  Columbia Sportswear Co.(1)                         6,728,000
--------------------------------------------------------------------------------
          215,000  Kellwood Co.                                       5,557,750
--------------------------------------------------------------------------------
          550,000  Kenneth Cole Productions Inc.                     15,009,500
--------------------------------------------------------------------------------
          240,000  Reebok International Ltd.                         13,576,800
--------------------------------------------------------------------------------
                                                                     40,872,050
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 2.2%
--------------------------------------------------------------------------------
          640,000  Flagstar Bancorp Inc.                             10,304,000
--------------------------------------------------------------------------------
          155,000  MAF Bancorp Inc.                                   6,355,000
--------------------------------------------------------------------------------
          110,000  PMI Group, Inc. (The)                              4,385,700
--------------------------------------------------------------------------------
          935,000  Washington Federal, Inc.                          21,093,600
--------------------------------------------------------------------------------
           95,000  Webster Financial Corp.                            4,271,200
--------------------------------------------------------------------------------
                                                                     46,409,500
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS -- 0.9%
--------------------------------------------------------------------------------
          330,000  Hughes Supply, Inc.                               10,758,000
--------------------------------------------------------------------------------
          400,000  UAP Holding Corp.                                  7,240,000
--------------------------------------------------------------------------------
                                                                     17,998,000
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $1,725,990,470)                                             2,009,177,027
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.3%

INSURANCE -- 0.3%
--------------------------------------------------------------------------------
          152,300  Phoenix Companies Inc.,
                   7.25%, 2/16/06
(Cost $3,914,955)                                                $    5,409,696
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.1%

COMMERCIAL BANKS -- 0.1%
--------------------------------------------------------------------------------
           29,000  MB Financial Capital Trust I,
                   8.60%, 9/30/32                                       751,100
--------------------------------------------------------------------------------

REAL ESTATE(3)
--------------------------------------------------------------------------------
           28,000  Mills Corp. (The), Series B,
                   9.00%, 10/9/07                                       732,200
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost $1,425,000)                                                     1,483,300
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 4.7%

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 4.75%, 5/15/14,
valued at $76,437,547), in a joint trading
account at 3.20%, dated 9/30/05,
due 10/3/05 (Delivery value $74,919,973)                             74,900,000
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan
Stanley Group, Inc., (collateralized by
various U.S. Treasury obligations, 6.875%,
8/15/25, valued at $25,514,581),
in a joint trading account at 3.22%,
dated 9/30/05, due 10/3/05
(Delivery value $25,006,708)                                         25,000,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY
CASH INVESTMENTS
(Cost $99,900,000)                                                   99,900,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $1,831,230,425)                                             2,115,970,023
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES(3)                                                     (520,817)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $2,115,449,206
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1)  Non-income producing.

(2)  Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 5 in
     Notes to Financial Statements.)

(3)  Category is less than 0.05% of net assets.

See Notes to Financial Statements.

------
24

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this infor-

                                                                     (continued)

------
24

Shareholder Fee Examples (Unaudited)

mation to compare the ongoing costs of investing in your fund and other funds.
To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     EXPENSES PAID
                                        BEGINNING       ENDING      DURING PERIOD(1)  ANNUALIZED
                                      ACCOUNT VALUE  ACCOUNT VALUE      4/1/05 -        EXPENSE
                                         4/1/05         9/30/05          9/30/05       RATIO(1)
--------------------------------------------------------------------------------------------------
EQUITY INCOME SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------------------------
Investor Class                           $1,000       $1,020.10           $4.96          0.98%
--------------------------------------------------------------------------------------------------
Institutional Class                      $1,000       $1,019.80           $3.95          0.78%
--------------------------------------------------------------------------------------------------
Advisor Class                            $1,000       $1,018.80           $6.22          1.23%
--------------------------------------------------------------------------------------------------
C Class                                  $1,000       $1,013.80          $10.00          1.98%
--------------------------------------------------------------------------------------------------
R Class (after reimbursements)(2)        $1,000       $1,017.60           $7.43          1.47%
--------------------------------------------------------------------------------------------------
R Class (before reimbursements)          $1,000       $1,017.60(3)        $7.49          1.48%
--------------------------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------------------------
Investor Class                           $1,000       $1,020.16           $4.96          0.98%
--------------------------------------------------------------------------------------------------
Institutional Class                      $1,000       $1,021.16           $3.95          0.78%
--------------------------------------------------------------------------------------------------
Advisor Class                            $1,000       $1,018.90           $6.23          1.23%
--------------------------------------------------------------------------------------------------
C Class                                  $1,000       $1,015.14          $10.00          1.98%
--------------------------------------------------------------------------------------------------
R Class (after reimbursements)(2)        $1,000       $1,017.70           $7.44          1.47%
--------------------------------------------------------------------------------------------------
R Class (before reimbursements)          $1,000       $1,017.65           $7.49          1.48%
--------------------------------------------------------------------------------------------------

(1)  Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)  During the six months ended September 30, 2005, the class received a partial reimbursement of its distribution fee. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets would have been 1.48%.

(3)  Ending account value assumes the return earned after reimbursement. The return would have been lower had fees not been reimbursed and may have resulted in a lower ending account value.

                                                                     (continued)

------
26

Shareholder Fee Examples (Unaudited)

                                                     EXPENSES PAID
                        BEGINNING       ENDING      DURING PERIOD(1)  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE     4/1/05 -         EXPENSE
                         4/1/05         9/30/05         9/30/05        RATIO(1)
--------------------------------------------------------------------------------
MID CAP VALUE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,061.90          $5.17          1.00%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,062.00          $4.14          0.80%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,060.50          $6.46          1.25%
--------------------------------------------------------------------------------
R Class                  $1,000         $974.20(2)       $2.56(3)       1.50%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,020.05          $5.06          1.00%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,021.06          $4.05          0.80%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,018.80          $6.33          1.25%
--------------------------------------------------------------------------------
R Class                  $1,000       $1,017.55(4)       $7.59(4)       1.50%
--------------------------------------------------------------------------------

(1)  Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)  Ending account value based on actual returns from July 29, 2005
     (commencement of sale) for R Class through September 30, 2005.

(3)  Expenses are equal to the R Class annualized expense ratio listed in the table above, mulitiplied by the average account value over the period, multiplied by 63, the number of days in the period from July 29, 2005
     (commencement of sale) through September 30, 2005, divided by 365, to reflect the period ended. Had the class been available for the full period, the expenses paid during the period would have been higher.
(4)  Ending account value and expenses paid during period assumes the classes had been available throughout the entire period and are calculated using each class's annualized expense ratio listed in the table above.

                                                                     (continued)

------
27

Shareholder Fee Examples (Unaudited)

                                                                EXPENSES PAID
                                    BEGINNING      ENDING      DURING PERIOD(1)  ANNUALIZED
                                 ACCOUNT VALUE  ACCOUNT VALUE     4/1/05 -         EXPENSE
                                     4/1/05        9/30/05         9/30/05        RATIO(1)
-------------------------------------------------------------------------------------------
SMALL CAP VALUE SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------
ACTUAL
-------------------------------------------------------------------------------------------
Investor Class                       $1,000      $1,078.90          $6.51          1.25%
-------------------------------------------------------------------------------------------
Institutional Class                  $1,000      $1,080.90          $5.48          1.05%
-------------------------------------------------------------------------------------------
Advisor Class                        $1,000      $1,078.50          $7.82          1.50%
-------------------------------------------------------------------------------------------
C Class (after reimbursement)(2)     $1,000      $1,073.20         $11.64          2.24%
-------------------------------------------------------------------------------------------
C Class (before reimbursement)       $1,000      $1,073.20(3)      $11.69          2.25%
-------------------------------------------------------------------------------------------
HYPOTHETICAL
-------------------------------------------------------------------------------------------
Investor Class                       $1,000      $1,018.80          $6.33          1.25%
-------------------------------------------------------------------------------------------
Institutional Class                  $1,000      $1,019.80          $5.32          1.05%
-------------------------------------------------------------------------------------------
Advisor Class                        $1,000      $1,017.55          $7.59          1.50%
-------------------------------------------------------------------------------------------
C Class (after reimbursement)(2)     $1,000      $1,013.84         $11.31          2.24%
-------------------------------------------------------------------------------------------
C Class (before reimbursement)       $1,000       $1,013.79        $11.36          2.25%
-------------------------------------------------------------------------------------------

(1)  Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)  During the six months ended September 30, 2005, the class received a partial reimbursement of its distribution fee. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets would have been 2.25%.

(3)  Ending account value assumes the return earned after reimbursement. The return would have been lower had fees not been reimbursed and may have resulted in a lower ending account value.

------
28

Statement of Assets and Liabilities

SEPTEMBER 30, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------
                                            EQUITY INCOME    MID CAP VALUE   SMALL CAP VALUE
---------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------
Investment securities -- unaffiliated,
at value (cost of $4,858,017,925,
$100,298,140 and $1,824,313,482,
respectively)                              $5,159,654,616    $100,007,728    $2,109,126,023
---------------------------------------
Investment securities -- affiliated,
at value (cost of $124,081,881,
$-- and $6,916,943, respectively)             140,120,385              --         6,844,000
---------------------------------------------------------------------------------------------
Total investment securities,
at value (cost of $4,982,099,806,
$100,298,140 and $1,831,230,425,
respectively)                               5,299,775,001     100,007,728     2,115,970,023
---------------------------------------
Cash                                                   --         157,601         1,275,502
---------------------------------------
Receivable for investments sold                49,426,722       3,262,811        13,505,029
---------------------------------------
Receivable for forward foreign
currency exchange contracts                        80,513             608                --
---------------------------------------
Receivable for capital shares sold              3,522,410          52,900            54,871
---------------------------------------
Dividends and interest receivable              11,505,099         150,252         1,769,430
---------------------------------------------------------------------------------------------
                                            5,364,309,745     103,631,900     2,132,574,855
---------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------
Disbursements in excess of
demand deposit cash                               463,643              --               --
---------------------------------------
Payable for investments purchased              59,614,214       2,389,456        14,942,632
---------------------------------------
Payable for capital shares redeemed            50,763,437              --               --
---------------------------------------
Accrued management fees                         3,956,902          80,252         2,018,644
---------------------------------------
Distribution fees payable                         264,590             521            82,920
---------------------------------------
Service fees (and distribution
fees R Class) payable                             220,956             511            81,453
---------------------------------------------------------------------------------------------
                                              115,283,742       2,470,740        17,125,649
---------------------------------------------------------------------------------------------

NET ASSETS                                 $5,249,026,003    $101,161,160    $2,115,449,206
=============================================================================================

See Notes to Financial Statements.                                  (continued)

------
29

Statement of Assets and Liabilities

SEPTEMBER 30, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                                               EQUITY INCOME  MID CAP VALUE   SMALL CAP VALUE
-----------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------
Capital (par value and paid-in surplus)       $4,768,197,448     $94,501,656    $1,590,913,450
------------------------------------------
Undistributed net investment income                5,995,406          92,267           801,252
------------------------------------------
Undistributed net realized gain
on investment and foreign
currency transactions                            156,545,447       6,849,358       237,761,538
------------------------------------------
Net unrealized appreciation
(depreciation) on investments and
translation of assets and liabilities
in foreign currencies                            318,287,702        (282,121)      285,972,966
-----------------------------------------------------------------------------------------------
                                              $5,249,026,003    $101,161,160    $2,115,449,206
===============================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
-----------------------------------------------------------------------------------------------
Net assets                                    $3,839,786,472     $88,535,332    $1,318,439,175
------------------------------------------
Shares outstanding                               472,188,377       7,454,636       121,692,928
------------------------------------------
Net asset value per share                              $8.13          $11.88            $10.83
-----------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
-----------------------------------------------------------------------------------------------
Net assets                                      $358,796,914      $9,745,280      $396,005,953
------------------------------------------
Shares outstanding                                44,113,365         820,397        36,508,970
------------------------------------------
Net asset value per share                              $8.13          $11.88            $10.85
-----------------------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
-----------------------------------------------------------------------------------------------
Net assets                                      $942,097,542      $2,856,202      $397,431,871
------------------------------------------
Shares outstanding                               115,842,186         240,494        36,706,228
------------------------------------------
Net asset value per share                              $8.13          $11.88            $10.83
-----------------------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
-----------------------------------------------------------------------------------------------
Net assets                                       $94,310,931              N/A       $3,572,207
------------------------------------------
Shares outstanding                                11,595,550              N/A          338,495
------------------------------------------
Net asset value per share                              $8.13              N/A           $10.55
-----------------------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
-----------------------------------------------------------------------------------------------
Net assets                                       $14,034,144         $24,346               N/A
------------------------------------------
Shares outstanding                                 1,728,639           2,050               N/A
------------------------------------------
Net asset value per share                              $8.12          $11.88               N/A
-----------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------
30

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------
                                                    EQUITY INCOME  MID CAP VALUE  SMALL CAP VALUE
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME

INCOME:
------------------------------------------------

Dividends (including $4,485,809, $--,
and $711,342, respectively, from affiliates
and net of foreign taxes  withheld of $225,290,
$2,133 and $--, respectively)                        $70,581,349     $1,255,899    $ 17,238,188
------------------------------------------------
Interest                                              13,861,398         52,558       1,430,041
--------------------------------------------------------------------------------------------------
                                                      84,442,747      1,308,457      18,668,229
--------------------------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------
Management fees                                       22,621,004        365,114      11,915,866
---------------------------------------------
Distribution fees:
---------------------------------------------
  Advisor Class                                        1,105,526          2,048         495,638
---------------------------------------------
  C Class                                                300,668             --         13,080
---------------------------------------------
Service fees:
---------------------------------------------
  Advisor Class                                        1,105,526          2,048         495,638
---------------------------------------------
  C Class                                                100,222             --          4,360
---------------------------------------------
Service and distribution fees -- R Class                  25,302             20              --
---------------------------------------------
Directors' fees and expenses                              56,404            611          24,539
---------------------------------------------
Other expenses                                            31,526             97           5,930
-------------------------------------------------------------------------------------------------
                                                      25,346,178        369,938      12,955,051
-------------------------------------------------------------------------------------------------
Amount reimbursed                                           (873)            --            (220)
-------------------------------------------------------------------------------------------------
                                                      25,345,305        369,938      12,954,831
-------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                 59,097,442        938,519       5,713,398
-------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
---------------------------------------------
Investment transactions (including
$1,441,235, $--, and $(281,731)
from affiliates, respectively)                        57,034,718      4,657,471     154,782,506
---------------------------------------------
Foreign currency transactions                         11,659,729         96,051              --
-------------------------------------------------------------------------------------------------
                                                      68,694,447      4,753,522     154,782,506
-------------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
---------------------------------------------
Investments                                          (30,815,853)    (2,082,655)    (18,184,880)
---------------------------------------------
Translation of assets and liabilities
in foreign currencies                                  1,154,512          4,364              --
-------------------------------------------------------------------------------------------------
                                                     (29,661,341)    (2,078,291)    (18,184,880)
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)               39,033,106      2,675,231     136,597,626
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                            $98,130,548     $3,613,750    $142,311,024
=================================================================================================

See Notes to Financial Statements.

------
31

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED) AND YEAR ENDED MARCH 31, 2005
---------------------------------------------------------------------------------------------------
                                              EQUITY INCOME                 MID CAP VALUE
---------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS   SEPT. 30, 2005  MARCH 31, 2005  SEPT. 30, 2005  MARCH 31, 2005
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment income               $   59,097,442   $   88,590,980   $    938,519    $   242,667
---------------------------------
Net realized gain (loss)                68,694,447      210,910,510      4,753,522      2,835,903
---------------------------------
Change in net unrealized
appreciation (depreciation)            (29,661,341)      56,147,197     (2,078,291)     1,792,404
---------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations               98,130,548      355,648,687      3,613,750      4,870,974
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
From net investment income:
---------------------------------
  Investor Class                       (37,467,454)     (61,904,760)      (720,400)      (130,746)
---------------------------------
  Institutional Class                   (3,823,780)      (5,086,045)      (117,925)       (34,287)
---------------------------------
  Advisor Class                         (8,116,131)     (12,359,454)       (16,095)           (73)
---------------------------------
  C Class                                 (441,458)        (665,086)            --             --
---------------------------------
  R Class                                  (87,433)         (35,832)           (32)            --
---------------------------------
From net realized gains:
---------------------------------
  Investor Class                                --     (142,378,053)            --       (633,295)
---------------------------------
  Institutional Class                           --      (11,131,604)            --       (176,133)
---------------------------------
  Advisor Class                                 --      (34,860,778)            --             --
---------------------------------
  C Class                                       --       (2,736,854)            --             --
---------------------------------
  R Class                                       --         (136,511)            --             --
---------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                     (49,936,256)    (271,294,977)      (854,452)      (974,534)
---------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                     818,305,871    1,366,352,921     47,204,273     45,682,314
---------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                          866,500,163    1,450,706,631     49,963,571     49,578,754
===================================================================================================
NET ASSETS
---------------------------------------------------------------------------------------------------
Beginning of period                  4,382,525,840    2,931,819,209     51,197,589      1,618,835
---------------------------------------------------------------------------------------------------
End of period                       $5,249,026,003   $4,382,525,840   $101,161,160    $51,197,589
===================================================================================================

Accumulated undistributed
net investment income (loss)            $5,995,406      $(3,440,794)       $92,267         $8,200
===================================================================================================

See Notes to Financial Statements.                                  (continued)

------
32

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED) AND YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
                                                     SMALL CAP VALUE
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS             SEPT. 30, 2005     MARCH 31, 2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                         $    5,713,398      $  5,317,972
-------------------------------------------
Net realized gain (loss)                         154,782,506       227,943,321
-------------------------------------------
Change in net unrealized
appreciation (depreciation)                      (18,184,880)       24,305,291
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                        142,311,024       257,566,584
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-------------------------------------------
  Investor Class                                  (4,172,466)       (3,233,600)
-------------------------------------------
  Institutional Class                             (1,639,088)       (1,248,416)
-------------------------------------------
  Advisor Class                                     (733,577)         (575,649)
-------------------------------------------
From net realized gains:
-------------------------------------------
  Investor Class                                          --      (110,088,852)
-------------------------------------------
  Institutional Class                                     --       (23,343,195)
-------------------------------------------
  Advisor Class                                           --       (53,087,774)
-------------------------------------------
  C Class                                                 --          (337,470)
--------------------------------------------------------------------------------
Decrease in net assets from distributions         (6,545,131)     (191,914,956)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                 (215,273,476)      472,049,303
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            (79,507,583)      537,700,931
================================================================================
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                            2,194,956,789     1,657,255,858
--------------------------------------------------------------------------------
End of period                                 $2,115,449,206    $2,194,956,789
================================================================================

Undistributed net investment income                 $801,252          $339,467
================================================================================

See Notes to Financial Statements.

------
33

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Equity Income Fund (Equity Income), Mid
Cap Value Fund (Mid Cap Value) and Small Cap Value Fund (Small Cap Value)
(collectively, the funds) are three funds in a series issued by the corporation.
The funds are diversified under the 1940 Act. Equity Income's investment objective is the production of current income; capital appreciation is a secondary objective. Equity Income pursues its investment objective by investing in securities of companies with a favorable income-paying history that have prospects for income payments to continue or increase. Mid Cap Value and Small
Cap Value's investment objective is long-term capital growth. The production of income is a secondary objective. Mid Cap Value seeks to achieve its investment objective by investing in stocks of mid-sized market capitalization companies that management believes to be undervalued at the time of purchase. Small Cap
Value seeks to achieve its investment objective by investing in stocks of smaller market capitalization companies that management believes to be undervalued at the time of purchase. The following is a summary of the funds'
significant accounting policies.

MULTIPLE CLASS -- Equity Income is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the C Class, and the R Class. Mid Cap
Value is authorized to issue the Investor Class, the Institutional Class, the
Advisor Class, and the R Class. Small Cap Value is authorized to issue the
Investor Class, the Institutional Class, the Advisor Class, and the C Class. The
C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.
Sale of Mid Cap Value's Institutional Class, Advisor Class, and R Class
commenced on August 2, 2004, January 13, 2005, and July 29, 2005, respectively.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital and capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES AND OPTIONS CONTRACTS -- The funds may enter into futures contracts and purchase put options in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts and options is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Options purchased by the funds are accounted for in the same manner as marketable portfolio securities.
The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put options.

                                                                     (continued)

------
34

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

EQUITY-LINKED DEBT AND LINKED-EQUITY SECURITIES -- The funds may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities' appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.

EXCHANGE TRADED FUNDS -- The funds may invest in exchange traded funds (ETFs).
ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

                                                                     (continued)

------
35

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of Equity Income is as follows:

                                INVESTOR, C & R    INSTITUTIONAL     ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $2.5 billion                    1.00%            0.80%          0.75%
--------------------------------------------------------------------------------
Next $2.5 billion                     0.95%            0.75%          0.70%
--------------------------------------------------------------------------------
Next $5 billion                       0.90%            0.70%          0.65%
--------------------------------------------------------------------------------
Next $5 billion                       0.85%            0.65%          0.60%
--------------------------------------------------------------------------------
Over $15 billion                      0.80%            0.60%          0.55%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Mid Cap Value is 1.00%,
0.80%, 0.75% and 1.00% for the Investor Class, Institutional Class, Advisor
Class and R Class, respectively.

The annual management fee schedule for each class of Small Cap Value is as follows:

                                 INVESTOR & C      INSTITUTIONAL     ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $2.5 billion                  1.25%              1.05%          1.00%
--------------------------------------------------------------------------------
Over $2.5 billion                   1.00%              0.80%          0.75%
--------------------------------------------------------------------------------

                                                                    (continued)

------
36

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The effective annual management fee for each class of the funds for the six months ended September 30, 2005, was as follows:

--------------------------------------------------------------------------------
                             EQUITY            MID CAP            SMALL CAP
                             INCOME              VALUE              VALUE
--------------------------------------------------------------------------------
Investor                      0.98%              1.00%              1.25%
--------------------------------------------------------------------------------
Institutional                 0.78%              0.80%              1.05%
--------------------------------------------------------------------------------
Advisor                       0.73%              0.75%              1.00%
--------------------------------------------------------------------------------
C                             0.98%               N/A               1.25%
--------------------------------------------------------------------------------
R                             0.98%              1.00%               N/A
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the C Class and R Class (collectively with the Advisor
Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                ADVISOR               C
--------------------------------------------------------------------------------
Distribution Fee                                 0.25%              0.75%
--------------------------------------------------------------------------------
Service Fee                                      0.25%              0.25%
--------------------------------------------------------------------------------

The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R Class shares. Fees incurred under the plans during the six months ended September 30, 2005, are detailed in the Statement of
Operations.

During the six months ended September 30, 2005, classes in Equity Income that received reimbursements of distribution and service fees were as follows:

--------------------------------------------------------------------------------
                               ADVISOR             C                 R
--------------------------------------------------------------------------------
Distribution Fee                $332             $172             $318(1)
--------------------------------------------------------------------------------
Service Fee                      --               $51               --
--------------------------------------------------------------------------------

(1)  R Class is a distribution and service fee.

During the six months ended September 30, 2005, the C Class in Small Cap Value received reimbursements of its distribution fees and service fees of $173 and
$47, respectively.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2005, were as follows:

--------------------------------------------------------------------------------
                          EQUITY INCOME     MID CAP VALUE    SMALL CAP VALUE
--------------------------------------------------------------------------------
Purchases                 $4,759,214,936    $138,523,627     $1,091,622,762
--------------------------------------------------------------------------------
Proceeds from sales       $4,114,043,005     $91,129,996     $1,333,767,004
--------------------------------------------------------------------------------

For the six months ended September 30, 2005, Small Cap Value incurred net realized gains of $22,556,553 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

                                                                     (continued)

------
37

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

-------------------------------------------------------------------------------------------------------------
                             EQUITY INCOME                  MID CAP VALUE              SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------
                        SHARES          AMOUNT          SHARES        AMOUNT        SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2005

SHARES AUTHORIZED    1,000,000,000                    40,000,000                 400,000,000
=============================================================================================================
Sold                   111,864,746     $904,568,776    4,605,910   $54,393,167    12,582,840    $130,952,446
-------------------
Issued in
reinvestment
of distributions         4,144,586       33,976,737       59,123       693,627       370,284       4,024,989
-------------------
Redeemed               (52,363,621)    (424,967,118)    (924,691)  (10,871,174)  (15,598,549)   (161,833,005)
-------------------------------------------------------------------------------------------------------------
Net increase
(decrease)              63,645,711     $513,578,395    3,740,342   $44,215,620    (2,645,425)   $(26,855,570)
=============================================================================================================
YEAR ENDED
MARCH 31, 2005

SHARES AUTHORIZED      900,000,000                    50,000,000                 400,000,000
=============================================================================================================
Sold                   167,811,601   $1,347,317,399    4,702,558   $49,335,395    42,062,235    $418,877,485
-------------------
Issued in
reinvestment
of distributions        23,599,775      187,336,280       68,605       737,185    11,139,507     109,369,084
-------------------
Redeemed               (69,458,357)    (556,679,908)  (1,218,376)  (12,635,133)  (37,020,416)   (367,679,012)
-------------------------------------------------------------------------------------------------------------
Net increase
(decrease)             121,953,019   $  977,973,771    3,552,787   $37,437,447    16,181,326    $160,567,557
=============================================================================================================
INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2005

SHARES AUTHORIZED      100,000,000                    40,000,000                 100,000,000
=============================================================================================================
Sold                    15,462,709     $124,771,223      164,294    $1,911,333    10,928,287    $111,204,936
-------------------
Issued in
reinvestment
of distributions           416,621        3,415,854       10,061       117,925       121,976       1,328,320
-------------------
Redeemed                (3,693,118)     (30,011,161)     (67,493)     (801,390)   (5,754,683)    (59,683,157)
-------------------------------------------------------------------------------------------------------------
Net increase
(decrease)              12,186,212     $ 98,175,916      106,862    $1,227,868     5,295,580    $ 52,850,099
=============================================================================================================
YEAR ENDED
MARCH 31, 2005(1)

SHARES AUTHORIZED       75,000,000                    50,000,000                  70,000,000
=============================================================================================================
Sold                    13,341,556     $107,567,577      975,767   $10,100,171    15,234,122    $152,797,121
-------------------
Issued in
reinvestment
of distributions         1,882,525       14,942,521       19,490       210,420     2,294,384      22,588,098
-------------------
Redeemed                (6,662,914)     (53,093,869)    (281,722)   (3,112,720)   (3,882,368)    (38,430,565)
-------------------------------------------------------------------------------------------------------------
Net increase
(decrease)               8,561,167    $  69,416,229      713,535   $ 7,197,871    13,646,138    $136,954,654
=============================================================================================================

(1)  August 2, 2004 (commencement of sale) through March 31, 2005 for Mid Cap Value.

                                                                    (continued)

------
38

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

----------------------------------------------------------------------------------------------------------
                            EQUITY INCOME               MID CAP VALUE               SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------
                        SHARES        AMOUNT         SHARES       AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2005

SHARES AUTHORIZED    250,000,000                   40,000,000                 160,000,000
==========================================================================================================
Sold                  38,724,136   $313,534,564       158,719   $1,872,908      7,254,153   $  75,243,489
-------------------
Issued in
reinvestment
of distributions         901,658      7,396,000         1,374       16,095         67,417         732,817
-------------------
Redeemed             (18,802,923)  (152,325,354)      (12,938)    (153,253)   (32,678,617)   (317,100,513)
----------------------------------------------------------------------------------------------------------
Net increase
(decrease)            20,822,871   $168,605,210       147,155   $1,735,750    (25,357,047)  $(241,124,207)
==========================================================================================================
YEAR ENDED
MARCH 31, 2005(1)

SHARES AUTHORIZED    250,000,000                   50,000,000                 160,000,000
==========================================================================================================
Sold                  54,037,706   $433,202,029        93,333   $1,046,923     26,480,384    $263,923,162
-------------------
Issued in
reinvestment
of distributions       5,160,994     40,909,216             6           73      5,055,107      49,561,609
-------------------
Redeemed             (22,479,193)  (180,448,114)           --           --    (13,966,603)   (138,596,170)
----------------------------------------------------------------------------------------------------------
Net increase
(decrease)            36,719,507   $293,663,131        93,339   $1,046,996     17,568,888    $174,888,601
==========================================================================================================
C CLASS
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2005

SHARES AUTHORIZED     30,000,000                          N/A                  10,000,000
==========================================================================================================
Sold                   4,334,416    $35,098,783                                       946      $   10,051
-------------------
Issued in
reinvestment
of distributions          47,563        390,890                                        --             --
-------------------
Redeemed                (670,514)    (5,423,809)                                  (15,598)       (153,849)
----------------------------------------------------------------------------------------------------------
Net increase
(decrease)             3,711,465    $30,065,864                                   (14,652)      $(143,798)
==========================================================================================================
YEAR ENDED
MARCH 31, 2005

SHARES AUTHORIZED     20,000,000                          N/A                  10,000,000
==========================================================================================================
Sold                   3,293,153    $26,416,567                                     3,424      $   32,698
-------------------
Issued in
reinvestment
of distributions         388,010      3,066,479                                    27,772         266,060
-------------------
Redeemed              (1,223,202)    (9,804,727)                                  (65,900)       (660,267)
----------------------------------------------------------------------------------------------------------
Net increase
(decrease)             2,457,961    $19,678,319                                   (34,704)      $(361,509)
==========================================================================================================

(1)  January 13, 2005 (commencement of sale) through March 31, 2005 for Mid Cap Value.

                                                                     (continued)

------
39

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-------------------------------------------------------------------------------------------
                              EQUITY INCOME            MID CAP VALUE       SMALL CAP VALUE
-------------------------------------------------------------------------------------------
                          SHARES      AMOUNT        SHARES      AMOUNT     SHARES   AMOUNT
-------------------------------------------------------------------------------------------
R CLASS
-------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2005(1)

SHARES AUTHORIZED       10,000,000                40,000,000                 N/A
===========================================================================================
Sold                     1,091,083   $8,807,398        2,047     $25,003
----------------------
Issued in
reinvestment
of distributions            10,562       86,513            3          32
----------------------
Redeemed                  (124,937)  (1,013,425)          --          --
-------------------------------------------------------------------------------------------
Net increase
(decrease)                 976,708   $7,880,486        2,050     $25,035
===========================================================================================
YEAR ENDED
MARCH 31, 2005

SHARES AUTHORIZED       10,000,000                       N/A                 N/A
===========================================================================================
Sold                       757,666   $6,074,487
----------------------
Issued in
reinvestment
of distributions            21,653      171,323
----------------------
Redeemed                   (77,391)    (624,339)
-------------------------------------------------------------------------------------------
Net increase
(decrease)                 701,928   $5,621,471
===========================================================================================

(1)  July 29, 2005 (commencement of sale) through March 31, 2005 for Mid Cap Value.

5. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the six months ended September 30, 2005 follows:

---------------------------------------------------------------------------------------------------
                SHARE                                                         SEPTEMBER 30, 2005
               BALANCE     PURCHASE       SALES     REALIZED      DIVIDEND    SHARE        MARKET
FUND/COMPANY   3/31/05       COST         COST        GAIN         INCOME    BALANCE       VALUE
---------------------------------------------------------------------------------------------------
EQUITY INCOME
---------------------------------------------------------------------------------------------------
Cascade
Natural
Gas Corp.(1)     558,691  $        --  $ 1,196,227  $   13,222  $  265,532    501,791  $ 10,923,990
--------------
Commerce
Bancshares,
Inc.(1)        3,122,164   21,161,033   31,168,215   1,455,277   1,461,415  2,912,064   149,913,055
--------------
IDACORP, Inc.  1,858,278    7,128,409    1,514,742     (31,143)  1,258,157  2,064,878    62,214,774
--------------
WGL Holdings
Inc.           2,167,700   10,615,661    2,014,199       3,879   1,500,705  2,424,700    77,905,611
---------------------------------------------------------------------------------------------------
                          $38,905,103  $35,893,383  $1,441,235  $4,485,809             $300,957,430
===================================================================================================
SMALL CAP VALUE
---------------------------------------------------------------------------------------------------
Arlington
Tankers
Ltd.(1)          530,000  $  6,538,59   $4,938,874   $(280,379)   $711,342    620,000   $14,526,600
--------------
National
Atlantic
Holdings
Corp.
Cl A(2)              --     7,006,226       89,284      (1,352)         --    590,000     6,844,000
---------------------------------------------------------------------------------------------------
                          $13,544,816   $5,028,158   $(281,731)   $711,342              $21,370,600
===================================================================================================

(1)  Company was not an affiliate at September 30, 2005.

(2)  Non-income producing.

(continued)

------
40

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$575,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended September 30, 2005.

7. RISK FACTORS

Small Cap Value generally invests in smaller companies which may be more volatile, and subject to greater short-term risk than those of larger companies.

8. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                              EQUITY INCOME     MID CAP VALUE   SMALL CAP VALUE
--------------------------------------------------------------------------------
Federal tax cost
of investments               $5,039,980,892     $101,491,422    $1,867,941,331
================================================================================
Gross tax appreciation
of investments                 $378,576,273      $ 2,389,274      $312,190,566
-------------------------
Gross tax depreciation
of investments                 (118,782,164)      (3,872,968)      (64,161,874)
--------------------------------------------------------------------------------
Net tax appreciation
(depreciation)
of investments                 $259,794,109      $(1,483,694)     $248,028,692
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends received.

Equity Income and Mid Cap Value had $8,503,709 and $28,102, respectively, of currency loss deferrals incurred in the five-month period ended March 31, 2005.
The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                     (continued)

------
41

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------
                                                         INVESTOR CLASS
---------------------------------------------------------------------------------------------------
                                2005(1)       2005         2004       2003         2002      2001
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $8.05         $7.84        $6.22      $7.36        $6.47     $5.50
---------------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment Income(2)       0.10          0.21         0.22       0.17         0.17      0.18
----------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.06          0.61         1.71      (1.05)        0.93      0.96
---------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.16          0.82         1.93      (0.88)        1.10      1.14
---------------------------------------------------------------------------------------------------
Distributions
----------------------------
  From Net Investment Income    (0.08)        (0.19)       (0.19)     (0.16)       (0.17)    (0.17)
----------------------------
  From Net Realized Gains          --         (0.42)       (0.12)     (0.10)       (0.04)       --
---------------------------------------------------------------------------------------------------
  Total Distributions           (0.08)         (0.61)      (0.31)     (0.26)       (0.21)    (0.17)
---------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $8.13          $8.05       $7.84      $6.22        $7.36     $6.47
===================================================================================================
  TOTAL RETURN(3)                2.01%         10.69%      31.30%    (12.09)%      17.35%    20.85%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets            0.98%(4)       0.99%       1.00%       1.00%       1.00%     1.00%
----------------------------
Ratio of Net Investment
Income to Average Net Assets     2.44%(4)       2.56%       2.95%       2.60%       2.49%     3.02%
----------------------------
Portfolio Turnover Rate               88%        174%         91%        120%        139%      169%
----------------------------
Net Assets, End of Period
(in thousands)                 $3,839,786  $3,290,442  $2,248,158  $1,277,478  $1,025,143  $467,425
---------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
42

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------------
                                                  INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------
                                2005(1)  2005      2004     2003      2002     2001
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $8.06   $7.85     $6.23    $7.36     $6.47    $5.50
--------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment Income(2)        0.11    0.22      0.24     0.19      0.19     0.20
----------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.05    0.61      1.71    (1.04)     0.92     0.95
--------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.16    0.83      1.95    (0.85)     1.11     1.15
--------------------------------------------------------------------------------------
Distributions
----------------------------
  From Net Investment Income     (0.09)  (0.20)    (0.21)   (0.18)    (0.18)   (0.18)
----------------------------
  From Net Realized Gains           --   (0.42)    (0.12)   (0.10)    (0.04)      --
--------------------------------------------------------------------------------------
  Total Distributions            (0.09)  (0.62)    (0.33)   (0.28)    (0.22)   (0.18)
--------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $8.13   $8.06     $7.85    $6.23     $7.36    $6.47
======================================================================================
  TOTAL RETURN(3)                1.98%   10.91%    31.51%  (11.77)%   17.40%   21.26%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.78%(4)    0.79%     0.80%     0.80%    0.80%    0.80%
----------------------------
Ratio of Net
Investment Income to
Average Net Assets            2.64%(4)    2.76%     3.15%     2.80%    2.69%    3.22%
----------------------------
Portfolio
Turnover Rate                     88%      174%       91%      120%     139%     169%
----------------------------
Net Assets,
End of Period
(in thousands)               $358,797  $257,195  $183,330   $77,837  $65,738  $19,130
--------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
43

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------------------
                                                        ADVISOR CLASS
-------------------------------------------------------------------------------------------
                                 2005(1)    2005      2004      2003       2002      2001
-------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $8.05     $7.84     $6.22     $7.36      $6.47     $5.50
-------------------------------------------------------------------------------------------
Income From Investment
Operations
-----------------------------
  Net Investment Income(2)        0.09      0.19      0.20      0.16       0.16      0.17
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.06      0.61      1.72     (1.05)      0.92      0.96
-------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.15      0.80      1.92     (0.89)      1.08      1.13
-------------------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net Investment Income     (0.07)    (0.17)    (0.18)    (0.15)     (0.15)    (0.16)
-----------------------------
  From Net Realized Gains           --     (0.42)    (0.12)    (0.10)     (0.04)       --
-------------------------------------------------------------------------------------------
  Total Distributions            (0.07)    (0.59)    (0.30)    (0.25)     (0.19)    (0.16)
-------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $8.13     $8.05     $7.84     $6.22      $7.36     $6.47
===========================================================================================
  TOTAL RETURN(3)                 1.88%    10.41%    30.97%   (12.30)%    17.05%    20.55%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets          1.23%(4)     1.24%     1.25%      1.25%     1.25%     1.25%
-----------------------------
Ratio of Net
Investment Income
to Average Net Assets          2.19%(4)     2.31%     2.70%      2.35%     2.24%     2.77%
-----------------------------
Portfolio Turnover Rate            88%       174%       91%       120%      139%      169%
-----------------------------
Net Assets, End of Period
(in thousands)                $942,098   $765,331  $457,360   $156,911   $74,868   $27,887
-------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
44

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                   C CLASS
--------------------------------------------------------------------------------
                                  2005(1)  2005     2004     2003      2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $8.06    $7.85    $6.21    $7.36      $6.89
--------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Income(3)         0.06     0.13     0.15     0.11       0.07
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)           0.05     0.61     1.73    (1.06)      0.50
--------------------------------------------------------------------------------
  Total From
  Investment Operations            0.11     0.74     1.88    (0.95)      0.57
--------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net Investment Income      (0.04)   (0.11)   (0.12)   (0.10)     (0.06)
-----------------------------
  From Net Realized Gains            --    (0.42)   (0.12)   (0.10)     (0.04)
--------------------------------------------------------------------------------
  Total Distributions             (0.04)   (0.53)   (0.24)   (0.20)     (0.10)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $8.13    $8.06    $7.85    $6.21      $7.36
================================================================================
  TOTAL RETURN(4)                  1.38%    9.60%   30.37%  (13.08)%     8.45%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      1.98%(5)    1.99%    2.00%     2.00%  2.00%(5)
-----------------------------
Ratio of Net Investment
Income to Average
Net Assets                      1.44%(5)    1.56%    1.95%     1.60%  1.36%(5)
-----------------------------
Portfolio Turnover
Rate                                 88%     174%      91%      120%   139%(6)
-----------------------------
Net Assets,
End of Period
(in thousands)                   $94,311  $63,512  $42,579   $12,254   $3,960
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  July 13, 2001 (commencement of sale) through March 31, 2002.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
45

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                       R CLASS
-------------------------------------------------------------------------------
                                          2005(1)        2005          2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $8.04        $7.84         $7.22
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income(3)                   0.08         0.17          0.11
-------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                0.06         0.60          0.76
--------------------------------------------------------------------------------
  Total From Investment Operations           0.14         0.77          0.87
--------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income                (0.06)       (0.15)        (0.13)
-------------------------------------
  From Net Realized Gains                      --        (0.42)        (0.12)
--------------------------------------------------------------------------------
  Total Distributions                       (0.06)       (0.57)        (0.25)
--------------------------------------------------------------------------------
Net Asset Value, End of Period              $8.12        $8.04         $7.84
================================================================================
  TOTAL RETURN(4)                            1.76%       10.03%        12.19%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(before reimbursement)                 1.48%(5)(6)     1.49%(6)      1.50%(5)
-------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(after reimbursement)                  1.47%(5)(6)     1.44%(6)      1.50%(5)
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets
(before reimbursement)                 1.94%(5)(6)     2.06%(6)      2.44%(5)
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets
(after reimbursement)                  1.95%(5)(6)     2.11%(6)      2.44%(5)
-------------------------------------
Portfolio Turnover Rate                        88%         174%        91%(7)
-------------------------------------
Net Assets, End of Period
(in thousands)                             $14,034       $6,046          $392
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  August 29, 2003 (commencement of sale) through March 31, 2004.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  During the six months ended September 30, 2005, and the year ended March
     31, 2005, the class received partial reimbursements of its distribution and service fees.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2004.

See Notes to Financial Statements.

------
46

Mid Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------
                                                     INVESTOR CLASS
-------------------------------------------------------------------------------
                                            2005(1)     2005       2004(2)
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $11.32     $10.02      $10.00
-------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income(3)                    0.15       0.09       --(4)
--------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                 0.55       1.54        0.02
-------------------------------------------------------------------------------
  Total From Investment Operations            0.70       1.63        0.02
-------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income                 (0.14)     (0.06)         --
--------------------------------------
  From Net Realized Gains                       --      (0.27)         --
-------------------------------------------------------------------------------
  Total Distributions                        (0.14)     (0.33)         --
-------------------------------------------------------------------------------
Net Asset Value, End of Period              $11.88     $11.32      $10.02
===============================================================================
  TOTAL RETURN(5)                             6.19%     16.40%       0.20%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.00%(6)      1.00%    1.00%(6)
--------------------------------------
Ratio of Net Investment
Income to Average Net Assets               2.48%(6)      0.83%    0.00%(6)
--------------------------------------
Portfolio Turnover Rate                        126%       192%          0%
--------------------------------------
Net Assets, End of Period
(in thousands)                              $88,535    $42,059      $1,619
-------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  For the one day period ended March 31, 2004 (inception date).

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

See Notes to Financial Statements.

------
47

Mid Cap Value - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                         2005(1)    2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $11.33     $10.07
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income(3)                                 0.17       0.07
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)                  0.53       1.51
--------------------------------------------------------------------------------
  Total From Investment Operations                         0.70       1.58
--------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                              (0.15)     (0.05)
-------------------------------------------
  From Net Realized Gains                                    --      (0.27)
--------------------------------------------------------------------------------
  Total Distributions                                     (0.15)     (0.32)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $11.88     $11.33
================================================================================
  TOTAL RETURN(4)                                          6.20%     15.82%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                   0.80%(5)   0.80%(5)
-------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                   2.68%(5)   1.00%(5)
-------------------------------------------
Portfolio Turnover Rate                                     126%    192%(6)
-------------------------------------------
Net Assets, End of Period (in thousands)                  $9,745     $8,082
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  August 2, 2004 (commencement of sale) through March 31, 2005.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2005.

See Notes to Financial Statements.

------
48

Mid Cap Value - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                             ADVISOR CLASS
--------------------------------------------------------------------------------
                                                          2005(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $11.32       $10.99
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(3)                                  0.13         0.03
------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.55         0.31
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.68         0.34
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                               (0.12)       (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $11.88       $11.32
================================================================================

  TOTAL RETURN(4)                                           6.05%       3.05%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                    1.25%(5)    1.25%(5)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                    2.23%(5)    1.34%(5)
------------------------------------------
Portfolio Turnover Rate                                      126%     192%(6)
------------------------------------------
Net Assets, End of Period (in thousands)                   $2,856      $1,057
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  January 13, 2005 (commencement of sale) through March 31, 2005.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2005.

See Notes to Financial Statements.

------
49

Mid Cap Value - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                     R CLASS
--------------------------------------------------------------------------------
                                                                     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $12.21
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
 Net Investment Income(2)                                              0.02
-------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                              (0.33)
--------------------------------------------------------------------------------
 Total From Investment Operations                                     (0.31)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
 From Net Investment Income                                           (0.02)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $11.88
================================================================================
 TOTAL RETURN(3)                                                      (2.58)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                    1.50%(4)
-------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                 1.05%(4)
-------------------------------------------------------
Portfolio Turnover Rate                                               126%(5)
-------------------------------------------------------
Net Assets, End of Period                                             $24,346
--------------------------------------------------------------------------------

(1)  July 29, 2005 (commencement of sale) through September 30, 2005
     (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the six months ended September 30, 2005.

See Notes to Financial Statements.

------
50

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
-------------------------------------------------------------------------------------------------
                                  2005(1)      2005        2004     2003         2002     2001
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $10.07       $9.71       $6.44    $8.62        $6.60    $5.04
-------------------------------------------------------------------------------------------------
Income From Investment
Operations
------------------------------
  Net Investment Income(2)          0.04        0.03        0.05     0.03         0.02     0.07
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.75        1.31        3.26    (1.87)        2.20     1.74
-------------------------------------------------------------------------------------------------
  Total From Investment
  Operations                        0.79        1.34        3.31    (1.84)        2.22     1.81
-------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net Investment Income       (0.03)      (0.03)      (0.04)   (0.02)       (0.02)   (0.05)
------------------------------
  From Net Realized Gains             --       (0.95)         --    (0.32)       (0.18)   (0.20)
-------------------------------------------------------------------------------------------------
  Total Distributions              (0.03)      (0.98)      (0.04)   (0.34)       (0.20)   (0.25)
-------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $10.83      $10.07       $9.71    $6.44        $8.62    $6.60
=================================================================================================
  TOTAL RETURN(3)                   7.89%      14.00%      51.53%  (21.55)%      33.97%   36.51%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets            1.25%(4)       1.25%       1.26%     1.25%       1.25%    1.25%
------------------------------
Ratio of Net
Investment Income
to Average Net Assets            0.58%(4)       0.32%       0.59%     0.37%       0.27%    1.10%
------------------------------
Portfolio Turnover Rate               56%        108%        110%      104%         73%     144%
------------------------------
Net Assets,
End of Period
(in thousands)                 $1,318,439  $1,252,153  $1,050,500  $670,755  $1,305,952  $225,517
-------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
51

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------
                                          2005(1)    2005      2004     2003      2002    2001
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $10.08     $9.72     $6.45    $8.63     $6.61   $5.04
-------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income(2)                  0.05      0.05      0.07     0.04      0.03    0.07
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    0.77      1.31      3.26    (1.87)     2.20    1.76
-------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.82      1.36      3.33    (1.83)     2.23    1.83
-------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income               (0.05)    (0.05)    (0.06)   (0.03)    (0.03)  (0.06)
-----------------------------------
  From Net Realized Gains                     --     (0.95)       --    (0.32)    (0.18)  (0.20)
-------------------------------------------------------------------------------------------------
  Total Distributions                      (0.05)    (1.00)    (0.06)   (0.35)    (0.21)  (0.26)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $10.85    $10.08     $9.72    $6.45     $8.63   $6.61
=================================================================================================
  TOTAL RETURN(3)                           8.09%    14.20%    51.75%  (21.38)%   34.11%  36.99%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                               1.05%(4)     1.05%     1.06%     1.05%    1.05%   1.05%
-----------------------------------
Ratio of Net
Investment Income
to Average Net Assets                    0.78%(4)     0.52%     0.79%     0.57%    0.47%   1.30%
-----------------------------------
Portfolio Turnover Rate                       56%      108%      110%      104%      73%    144%
-----------------------------------
Net Assets,
End of Period
(in thousands)                           $396,006  $314,700  $170,784   $79,546  $83,712  $8,593
-------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
52

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------------------
                                                        ADVISOR CLASS
--------------------------------------------------------------------------------------------
                                 2005(1)     2005      2004     2003       2002      2001
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $10.06      $9.71     $6.43    $8.62      $6.60     $5.04
--------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(2)         0.02       0.01      0.03     0.01       --(3)     0.05
------------------------------
  Net Realized and
  Unrealized Gain (Loss)           0.77       1.30      3.27    (1.87)      2.21      1.75
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations            0.79       1.31      3.30    (1.86)      2.21      1.80
--------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net Investment Income      (0.02)     (0.01)    (0.02)   (0.01)     (0.01)    (0.04)
------------------------------
  From Net Realized Gains            --      (0.95)       --    (0.32)     (0.18)    (0.20)
--------------------------------------------------------------------------------------------
  Total Distributions             (0.02)     (0.96)    (0.02)   (0.33)     (0.19)    (0.24)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $10.83     $10.06     $9.71    $6.43      $8.62     $6.60
============================================================================================
  TOTAL RETURN(4)                  7.85%     13.70%    51.38%  (21.85)%    33.74%    36.18%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets           1.50%(5)      1.50%     1.51%     1.50%     1.50%     1.50%
------------------------------
Ratio of Net Investment Income
to Average Net Assets           0.33%(5)      0.07%     0.34%     0.12%     0.02%     0.85%
------------------------------
Portfolio Turnover Rate              56%       108%      110%      104%       73%      144%
------------------------------
Net Assets, End of Period
(in thousands)                  $397,432   $624,633  $432,261  $173,064  $182,986   $20,600
--------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------
53

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
----------------------------------------------------------------------------------------
                                                             C CLASS
----------------------------------------------------------------------------------------
                                         2005(1)  2005      2004     2003       2002(2)
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                      $9.83    $9.57    $6.35    $8.59        $7.57
----------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Loss(3)                 (0.01)   (0.07)   (0.03)   (0.04)       (0.05)
------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  0.73     1.28     3.25    (1.88)        1.23
----------------------------------------------------------------------------------------
  Total From
  Investment Operations                   0.72     1.21     3.22    (1.92)        1.18
----------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net Investment Income                --       --       --       --         --(4)
------------------------------
  From Net Realized Gains                   --    (0.95)      --    (0.32)       (0.16)
----------------------------------------------------------------------------------------
  Total Distributions                       --    (0.95)      --    (0.32)       (0.16)
----------------------------------------------------------------------------------------
Net Asset Value,
End of Period                           $10.55    $9.83    $9.57    $6.35        $8.59
========================================================================================
  TOTAL RETURN(5)                         7.32%   12.85%   50.71%  (22.58)%      15.80%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                         2.24%(6)(7)     2.25%    2.26%     2.25%    2.25%(6)
------------------------------
Ratio of Net
Investment Income
to Average Net Assets            (0.41)%(6)(7)   (0.68)%  (0.41)%   (0.63)%  (0.78)%(6)
------------------------------
Portfolio Turnover Rate                    56%      108%     110%      104%      73%(8)
------------------------------
Net Assets,
End of Period
(in thousands)                          $3,572    $3,470   $3,711    $2,936      $3,997
----------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  June 1, 2001 (commencement of sale) through March 31, 2002.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  During the six months ended September 30, 2005, the class received partial reimbursements of its distribution and service fees. Had fees not been reimbursed the annualized ratio of operating expenses to average net assets and the annualized ratio of net investment income to average net assets would have been 2.25% and (0.42)%, respectively.

(8)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
54

Approval of Management Agreements for Equity Income and Small Cap Value

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors (the "Directors") each year. At
American Century, this process -- referred to as the "15(c) Process" -- involves at least two board meetings spanning a 30 to 60 day period each year. In addition to this annual review, the board of directors and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services the advisor performs on behalf of the fund. At these meetings the board reviews fund performance, shareholder services and feedback, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also hold special meetings, as needed.

Under a new Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for its board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year, the Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "Independent 15(c) Providers") concerning Equity Income and Small Cap Value
(collectively, the "funds") and the services provided to the funds under the management agreement. The information included, but was not limited to:

*    the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

*    reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and its shareholders on a routine and non-routine basis;

*    data comparing the cost of owning the funds to the cost of owning similar funds;

*    data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

*    financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

*    data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two regularly scheduled meetings and two special meetings to review and discuss the information provided by the advisor and the Independent 15(c) Providers and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors met on several occasions in

                                                                     (continued)

------
55

Approval of Management Agreements for Equity Income and Small Cap Value

private session to review and discuss the information provided and evaluate the advisor's performance as manager of the funds.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
Independent 15(c) Providers, and its independent counsel and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

*    fund construction and design

*    portfolio security selection

*    initial capitalization/funding

*    securities trading

*    custody of fund assets

*    daily valuation of the funds' portfolios

*    shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

*    legal services

*    regulatory and portfolio compliance

*    financial reporting

*    marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objective and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and a peer group of funds

                                                                     (continued)

------
56

Approval of Management Agreements for Equity Income and Small Cap Value

managed similarly to the funds. If performance concerns are identified, the
Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Annually, the Directors review detailed performance information, as provided by the Independent 15(c) Providers, comparing the funds' performance with that of similar funds not managed by the advisor. Equity Income's and Small Cap Value's performance was above the median of its peer group for the one year period. For the three year period, Equity
Income's performance was above the median of its peer group and Small Cap
Value's performance was below the median. The Directors discussed Small Cap
Value's performance with the advisor and was satisfied with the efforts being undertaken by the advisor. The Directors will continue to monitor those efforts and the performance of the funds.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review.
These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally considered the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that

                                                                     (continued)

------
57

Approval of Management Agreements for Equity Income and Small Cap Value

economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is further complicated by the fact that the advisor is required to make a continuing reinvestment in the business to provide additional content and services for fund shareholders. Accordingly, the
Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various services to the funds, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing any economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds'
independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing the funds' unified fee to the total expense ratio of other funds in the funds' peer group. The unified fee charged to shareholders of Equity Income and Small Cap Value were below the median of the total expense ratios of their peer groups.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

                                                                     (continued)

------
58

Approval of Management Agreements for Equity Income and Small Cap Value

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are modest in comparison to the funds and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists by accelerating fee reductions as breakpoints are reached at lower fund asset levels.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the Directors, assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor and the
Independent 15(c) Providers: (i) concluded that the investment management agreement between Equity Income and the advisor is fair and reasonable in light of the services provided and should be renewed; and (ii) negotiated changes to the breakpoint schedule used to calculate the management fee of Small Cap Value.
These changes were proposed by the Directors based on their review of the competitive changes in the mutual fund marketplace and their review of financial information provided by the advisor. The new schedule, effective July 29, 2005, will accelerate management fee reductions at lower asset levels than under the existing structure. Following these negotiations with the advisor, the Directors concluded that the investment management agreement between Small Cap Value and the advisor, amended as described above, is fair and reasonable in light of the services provided and should be renewed.

------
59

Share Class Information

Five classes of shares are authorized for sale by Equity Income: Investor Class,
Institutional Class, Advisor Class, C Class, and R Class. Four classes of shares are authorized for sale by Mid Cap Value: Investor Class, Institutional Class,
Advisor Class, and R Class. Four classes of shares are authorized for sale by
Small Cap Value: Investor Class, Institutional Class, Advisor Class, and C
Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor, C, and R Class shares are higher than that of Investor Class shares. SMALL CAP VALUE IS CLOSED
TO NEW INVESTMENTS, EXCEPT THOSE FROM EXISTING INVESTORS AND THOSE MADE THROUGH
A SMALL NUMBER OF FINANCIAL INTERMEDIARIES SELECTED BY AMERICAN CENTURY.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
60

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                     (continued)

------
61

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
62

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LIPPER EQUITY INCOME INDEX is an equally-weighted index of, typically, the
30 largest equity income mutual funds that purchase securities of companies of all market capitalizations.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4 billion;
the median market capitalization was approximately $700 million. The index had a total market capitalization range of approximately $309 billion to $128 million.
The RUSSELL 3000(reg.tm) VALUE INDEX measures the performance of those Russell
3000 Index companies (the 3,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP(reg.tm) INDEX measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization. The RUSSELL MIDCAP(reg.tm) VALUE INDEX measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market. The S&P
SMALLCAP 600/BARRA VALUE INDEX is a capitalization-weighted index consisting of
S&P SmallCap 600 stocks with lower price-to-book ratios that are slower growing or undervalued.

------
63

Notes

------
64

CONTACT US

americancentury.com

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

AMERICAN CENTURY INVESTMENTS
P. O. BOX 419200
KANSAS CITY, MO  64141-6200

PRSRT STD
U.S. POSTAGE PAID
AMERICAN CENTURY
COMPANIES

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY
AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS
OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY INVESTMENT SERVICES, INC., DISTRIBUTOR
(c) 2005 AMERICAN CENTURY PROPRIETARY HOLDINGS, INC. ALL RIGHTS RESERVED.

0510
SH-SAN-45970S

American Century Investments

SEMIANNUAL REPORT

[photo of man and woman]

SEPTEMBER 30, 2005

Value Fund
Large Company Value Fund

[american century investments logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

VALUE

LARGE COMPANY VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Value and Large
Company Value funds for the six months ended September 30, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated
March 31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Value - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                            -------------------------------
                                                AVERAGE ANNUAL RETURNS
-----------------------------------------------------------------------------------------
                                                                   SINCE       INCEPTION
                      6 MONTHS(1)  1 YEAR    5 YEARS  10 YEARS   INCEPTION        DATE
-----------------------------------------------------------------------------------------
INVESTOR CLASS           2.03%      9.96%    10.69%    11.73%     12.24%         9/1/93
-----------------------------------------------------------------------------------------
RUSSELL 3000
VALUE INDEX(2)           5.85%     16.78%     6.42%    11.59%     11.68%(3)        --
-----------------------------------------------------------------------------------------
S&P 500 INDEX(2)         5.02%     12.25%    -1.49%     9.49%     10.40%(3)        --
-----------------------------------------------------------------------------------------
LIPPER MULTI-CAP
VALUE INDEX(2)           5.56%     15.42%     6.81%    10.15%     10.62%(3)        --
-----------------------------------------------------------------------------------------
Institutional Class      2.14%     10.17%    10.89%       --       8.42%         7/31/97
-----------------------------------------------------------------------------------------
Advisor Class            1.90%      9.68%    10.42%       --      10.26%         10/2/96
-----------------------------------------------------------------------------------------
A Class                                                                          1/31/03
   No sales charge*      1.90%      9.54%       --        --      17.27%(4)
   With sales charge*   -4.01%      3.20%       --        --      14.72%(4)
-----------------------------------------------------------------------------------------
B Class                                                                          1/31/03
   No sales charge*      1.52%      8.80%       --        --      16.52%(4)
   With sales charge*   -3.48%      4.80%       --        --      15.65%(4)
-----------------------------------------------------------------------------------------
C Class                                                                          6/4/01
   No sales charge*      1.53%      8.85%       --        --       6.23%
   With sales charge*    0.53%      8.85%       --        --       6.23%
-----------------------------------------------------------------------------------------
R Class                   --          --        --        --      -2.27%(1)      7/29/05
-----------------------------------------------------------------------------------------

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum of 5.75%
  initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to
  0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the
  Share Class Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  Total returns for periods less than one year are not annualized.

(2)  (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
     Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

     The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper Inc. - A Reuters Company and may be incomplete.
     No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3)  Since 8/31/93, the date nearest the Investor Class's inception for which data are available.

(4)  Class return would have been lower if the class had not received partial reimbursements or waivers of its distribution and service fees.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                     (continued)

------
2

Value - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
----------------------------------------------------------------------------------------------------
                   1996    1997    1998    1999    2000     2001      2002    2003    2004    2005
----------------------------------------------------------------------------------------------------
Investor Class    22.15%  37.80%  -5.98%  12.04%   2.95%   12.36%    -8.55%  23.02%  19.56%   9.96%
----------------------------------------------------------------------------------------------------
Russell 3000
Value Index       17.48%  42.33%   1.96%  17.64%   9.35%   -7.98%   -15.89%  24.89%  20.89%  16.78%
----------------------------------------------------------------------------------------------------
S&P 500 Index     20.33%  40.45%   9.05%  27.80%  13.28%  -26.62%   -20.49%  24.40%  13.87%  12.25%
----------------------------------------------------------------------------------------------------
Lipper Multi-Cap
Value Index       16.13%  37.54%  -7.19%  15.36%  10.61%   -6.04%   -14.25%  27.08%  17.61%  15.42%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

Value - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE VALUE INVESTMENT TEAM (LEFT TO RIGHT):
MICHAEL LISS, PHIL DAVIDSON, AND SCOTT MOORE.

Value gained 2.03%(1) for the six months ended September 30, 2005, trailing the
Lipper Multi-Cap Value Index, which was up 5.56%. The S&P 500 Index, representative of the broad market, gained 5.02%. The Russell 3000 Value Index, indicative of the value side of the stock market, was up 5.85%.

Value's long-term performance has been strong. From the fund's inception on
September 1, 1993, Value has produced an average annualized total return of
12.24%, significantly ahead of the 10.62%(2) figure posted by the Lipper
Multi-Cap Value Index, the S&P 500's 10.40%(2) return and the Russell 3000 Value
Index's 11.68%(2) figure.

MARKET ENVIRONMENT

Equity investors faced substantial challenges during the period covered by this report, including rising short-term interest rates, record energy prices, an abrupt drop in consumer confidence and one of the worst natural catastrophes in the nation's history. Growth stocks generally performed better than value shares and investors continued their preference for lower-quality stocks, both of which presented challenges for Value, which generally invests in higher-quality value stocks.

SUCCESS IN INDUSTRIALS

Industrial stocks proved to be Value's largest contributors to absolute performance. Our investments included Republic Services, Inc., one of the country's leading solid waste management firms. Despite higher fuel costs, the company posted strong second-quarter numbers, and raised its financial guidance for the year. In addition, Republic Services continued to return more cash to shareholders by announcing a 17% increase in its dividend and continuing a strong share buyback program. In the electrical equipment space, Emerson
Electric Co. was an important contributor. The company, which makes a

TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                  AS OF
                                         9/30/05               3/31/05
--------------------------------------------------------------------------------
Bank of America Corp.                     4.4%                  2.1%
--------------------------------------------------------------------------------
American International
Group, Inc.                               4.1%                  4.5%
--------------------------------------------------------------------------------
Kraft Foods Inc. Cl A                     4.0%                  2.5%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                     3.1%                  0.7%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                      2.8%                  2.8%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                      2.4%                  2.3%
--------------------------------------------------------------------------------
du Pont (E.I.)
de Nemours & Co.                          2.1%                  0.7%
--------------------------------------------------------------------------------
International Flavors &
Fragrances Inc.                           2.1%                   --
--------------------------------------------------------------------------------
Berkshire
Hathaway Inc. Cl A                        2.1%                  0.8%
--------------------------------------------------------------------------------
Beckman Coulter Inc.                      2.0%                   --
--------------------------------------------------------------------------------

(1)  All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

(2)  Since 8/31/93, the date nearest the Investor Class's inception for which data are available.
                                                                     (continued)

------
4

Value - Portfolio Commentary

variety of electrical products for industrial customers, saw orders increase strongly in August.

STRENGTH IN ENERGY

Value's energy sector holdings leaned toward integrated oil companies, and BP plc, Unocal Corp. and Exxon Mobil were significant contributors. Each of these companies delivered exceptionally strong results as they generally benefited from rapidly rising oil and gas prices, and widened margins for refinery and chemical segments. Unocal also received takeover proposals from Chevron Corp.
and CNOOC Limited, an affiliate of China National Offshore Oil Co. The company was purchased by Chevron in August.

FINANCIALS ADD VALUE

Value's financial stocks were paced by the insurance industry. American
International Group, Inc. (AIG) was our top contributor for the period. AIG, the world's largest insurer, continues to rebound after falling sharply amid regulatory and accounting investigations earlier in the year.

CONSUMER DISCRETIONARY, MATERIALS STOCKS DETRACT

Consumer discretionary businesses dampened our absolute results the most. Within multiline retailers, one of our largest detractors was Family Dollar Stores,
Inc. The national discount chain was hurt by high gasoline prices, which exact a toll on lower-income consumers, and initiatives in urban areas that have failed to meet expectations. Elsewhere in retailing, Wal-Mart Stores, Inc., which also serves a low-income customer base, was similarly affected. In media, The New
York Times Co. saw ad sales decline as national advertisers shifted their spending to other media.

In materials, high energy and raw material prices dampened the results of chemical companies like E.I. du Pont de Nemours & Co., one of our largest detractors, and container companies such as Bemis Co., Inc., a major producer of flexible packaging for the food industry.

In all of these cases, we believe the issues affecting these companies are manageable and have maintained our positions.

LOOKING AHEAD

We will continue to adhere to our discipline of seeking seasoned, well-managed companies whose shares appear to be undervalued for reasons unrelated to the firms' fundamental or financial health.

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                          % OF                 % OF
                                       NET ASSETS           NET ASSETS
                                         AS OF                 AS OF
                                        9/30/05               3/31/05
--------------------------------------------------------------------------------
Insurance                                 9.9%                 11.0%
--------------------------------------------------------------------------------
Commercial Banks                          9.3%                  7.1%
--------------------------------------------------------------------------------
Food Products                             7.5%                  6.6%
--------------------------------------------------------------------------------
Chemicals                                 7.1%                  2.1%
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                          5.4%                  7.5%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF                 % OF
                                       NET ASSETS           NET ASSETS
                                         AS OF                 AS OF
                                        9/30/05               3/31/05
--------------------------------------------------------------------------------
Common Stocks
& Options                                98.0%                 96.6%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               0.7%                  4.0%
--------------------------------------------------------------------------------
Other Assets
and Liabilities*                          1.3%                (0.6)%
--------------------------------------------------------------------------------

* Includes collateral received for securities lending and other assets and liabilities.

------
5

Value - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.0%

AEROSPACE & DEFENSE -- 2.3%
--------------------------------------------------------------------------------
        1,241,536  Honeywell International Inc.                 $   46,557,600
--------------------------------------------------------------------------------
          364,032  Northrop Grumman Corp.                           19,785,139
--------------------------------------------------------------------------------
                                                                    66,342,739
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 1.1%
--------------------------------------------------------------------------------
          468,816  United Parcel
                   Service, Inc. Cl B                               32,409,250
--------------------------------------------------------------------------------

AIRLINES -- 0.1%
--------------------------------------------------------------------------------
          196,088  Southwest Airlines Co.                            2,911,907
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.7%
--------------------------------------------------------------------------------
        1,285,392  Cooper Tire & Rubber(1)                          19,627,936
--------------------------------------------------------------------------------

BEVERAGES -- 2.8%
--------------------------------------------------------------------------------
        1,159,224  Anheuser-Busch
                   Companies, Inc.                                  49,893,001
--------------------------------------------------------------------------------
        1,576,704  Coca-Cola Enterprises                            30,745,728
--------------------------------------------------------------------------------
                                                                    80,638,729
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
          768,792  Masco Corp.(1)                                   23,586,539
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 1.6%
--------------------------------------------------------------------------------
          469,944  Merrill Lynch & Co., Inc.                        28,831,065
--------------------------------------------------------------------------------
          320,448  Morgan Stanley                                   17,284,965
--------------------------------------------------------------------------------
                                                                    46,116,030
--------------------------------------------------------------------------------

CHEMICALS -- 7.1%
--------------------------------------------------------------------------------
          148,992  Air Products & Chemicals, Inc.                    8,215,419
--------------------------------------------------------------------------------
        1,584,632  du Pont (E.I.)
                   de Nemours & Co.                                 62,070,035
--------------------------------------------------------------------------------
        1,092,600  Ecolab Inc.                                      34,886,718
--------------------------------------------------------------------------------
        1,712,304  International Flavors
                   & Fragrances Inc.                                61,026,515
--------------------------------------------------------------------------------
          648,224  Minerals Technologies Inc.(1)                    37,084,895
--------------------------------------------------------------------------------
          207,623  Nalco Holding Co.(2)                              3,502,600
--------------------------------------------------------------------------------
                                                                   206,786,182
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 9.3%
--------------------------------------------------------------------------------
        3,022,048  Bank of America Corp.                           127,228,220
--------------------------------------------------------------------------------
          401,456  BB&T Corporation(1)                              15,676,857
--------------------------------------------------------------------------------
        1,044,092  Fifth Third Bancorp                              38,349,499
--------------------------------------------------------------------------------
        1,155,416  SunTrust Banks, Inc.                             80,243,641
--------------------------------------------------------------------------------
          280,616  U.S. Bancorp                                      7,879,697
--------------------------------------------------------------------------------
                                                                   269,377,914
--------------------------------------------------------------------------------

COMMERCIAL SERVICES
& SUPPLIES -- 4.6%
--------------------------------------------------------------------------------
          389,344  Avery Dennison Corp.                             20,397,732
--------------------------------------------------------------------------------
        1,589,632  Republic Services, Inc. Cl A                     56,098,113
--------------------------------------------------------------------------------
        1,980,152  Waste Management, Inc.(1)                        56,652,149
--------------------------------------------------------------------------------
                                                                   133,147,994
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 0.4%
--------------------------------------------------------------------------------
          651,192  Nokia Oyj ADR                                $   11,011,657
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 2.9%
--------------------------------------------------------------------------------
          882,768  Diebold, Inc.(1)                                 30,420,185
--------------------------------------------------------------------------------
          479,768  International Business
                   Machines Corp.                                   38,486,989
--------------------------------------------------------------------------------
          262,792  Lexmark International, Inc.(2)                   16,043,452
--------------------------------------------------------------------------------
                                                                    84,950,626
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 1.9%
--------------------------------------------------------------------------------
        2,199,632  Bemis Co., Inc.                                  54,330,910
--------------------------------------------------------------------------------

DIVERSIFIED -- 1.4%
--------------------------------------------------------------------------------
          323,896  Standard and Poor's 500
                   Depositary Receipt(1)                            39,800,340
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.4%
--------------------------------------------------------------------------------
          882,936  Citigroup Inc.                                   40,191,247
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
SERVICES -- 2.2%
--------------------------------------------------------------------------------
          425,552  Commonwealth Telephone
                   Enterprise Inc.(1)                               16,043,310
--------------------------------------------------------------------------------
          671,488  SBC Communications Inc.(1)                       16,095,567
--------------------------------------------------------------------------------
          956,504  Verizon Communications                           31,268,117
--------------------------------------------------------------------------------
                                                                    63,406,994
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.3%
--------------------------------------------------------------------------------
          270,536  IDACORP, Inc.(1)                                  8,151,250
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.7%
--------------------------------------------------------------------------------
          302,400  Emerson Electric Co.                             21,712,320
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 0.4%
--------------------------------------------------------------------------------
          861,496  AVX Corporation(1)                               10,975,459
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 3.1%
--------------------------------------------------------------------------------
        2,042,512  Wal-Mart Stores, Inc.                            89,502,876
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 7.5%
--------------------------------------------------------------------------------
          880,016  ConAgra Foods, Inc.                              21,780,396
--------------------------------------------------------------------------------
          835,624  General Mills, Inc.(1)                           40,277,077
--------------------------------------------------------------------------------
          342,456  Kellogg Co.                                      15,797,495
--------------------------------------------------------------------------------
        3,767,168  Kraft Foods Inc. Cl A(1)                        115,237,669
--------------------------------------------------------------------------------
          326,504  Unilever N.V. New York Shares                    23,328,711
--------------------------------------------------------------------------------
                                                                   216,421,348
--------------------------------------------------------------------------------

GAS UTILITIES -- 0.7%
--------------------------------------------------------------------------------
          679,496  WGL Holdings Inc.(1)                             21,832,206
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT
& SUPPLIES -- 2.0%
--------------------------------------------------------------------------------
        1,111,104  Beckman Coulter Inc.                             59,977,394
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Value - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 1.1%
--------------------------------------------------------------------------------
          173,600  HCA Inc.                                     $    8,318,912
--------------------------------------------------------------------------------
          479,240  Universal Health
                   Services, Inc. Cl B(1)                           22,826,201
--------------------------------------------------------------------------------
                                                                    31,145,113
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 1.9%
--------------------------------------------------------------------------------

          204,392  Brinker
                   International, Inc.(1)(2)                         7,676,964
--------------------------------------------------------------------------------
          708,248  Outback Steakhouse, Inc.(1)                      25,921,876
--------------------------------------------------------------------------------
          610,064  Speedway Motorsports Inc.(1)                     22,163,625
--------------------------------------------------------------------------------
                                                                    55,762,465
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 2.4%
--------------------------------------------------------------------------------
        1,170,458  Kimberly-Clark Corp.                             69,677,365
--------------------------------------------------------------------------------

INSURANCE -- 9.9%
--------------------------------------------------------------------------------
          398,304  Ambac Financial Group, Inc.                      28,701,786
--------------------------------------------------------------------------------
        1,914,672  American International
                   Group, Inc.                                     118,633,076
--------------------------------------------------------------------------------
              744  Berkshire Hathaway Inc. Cl A(2)                  61,008,000
--------------------------------------------------------------------------------
          520,880  Jefferson-Pilot Corp.                            26,653,430
--------------------------------------------------------------------------------
        1,689,040  Marsh & McLennan
                   Companies, Inc.                                  51,329,926
--------------------------------------------------------------------------------
                                                                   286,326,218
--------------------------------------------------------------------------------

IT SERVICES -- 0.6%
--------------------------------------------------------------------------------
          612,504  Accenture Ltd. Cl A(2)                           15,594,352
--------------------------------------------------------------------------------
           26,280  DST Systems, Inc.(1)(2)                           1,440,932
--------------------------------------------------------------------------------
                                                                    17,035,284
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
          489,424  Mattel, Inc.                                      8,163,592
--------------------------------------------------------------------------------

MEDIA -- 0.6%
--------------------------------------------------------------------------------
          364,768  New York Times Co.
                   (The) Cl A(1)                                    10,851,848
--------------------------------------------------------------------------------
          243,200  Tribune Co.(1)                                    8,242,048
--------------------------------------------------------------------------------
                                                                    19,093,896
--------------------------------------------------------------------------------

METALS & MINING -- 0.5%
--------------------------------------------------------------------------------
          657,672  Alcoa Inc.                                       16,060,350
--------------------------------------------------------------------------------

MULTI-UTILITIES -- 1.4%
--------------------------------------------------------------------------------
          226,432  Dominion Resources Inc.                          19,504,852
--------------------------------------------------------------------------------
          498,160  Wisconsin Energy Corp.                           19,886,548
--------------------------------------------------------------------------------
          148,664  XCEL Energy Inc.                                  2,915,301
--------------------------------------------------------------------------------
                                                                    42,306,701
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 2.8%
--------------------------------------------------------------------------------
        1,887,664  Dollar General Corp.                             34,619,758
--------------------------------------------------------------------------------
        2,312,208  Family Dollar Stores, Inc.                       45,943,573
--------------------------------------------------------------------------------
                                                                    80,563,331
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 5.4%
--------------------------------------------------------------------------------
          660,992  BP plc ADR                                   $   46,831,283
--------------------------------------------------------------------------------
          732,312  Exxon Mobil Corp.                                46,531,105
--------------------------------------------------------------------------------
          457,472  Murphy Oil Corp.                                 22,814,129
--------------------------------------------------------------------------------
          611,928  Royal Dutch Shell plc ADR                        40,166,954
--------------------------------------------------------------------------------
                                                                   156,343,471
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 0.7%
--------------------------------------------------------------------------------
          286,864  Weyerhaeuser Co.                                 19,721,900
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
          321,720  Estee Lauder
                   Companies, Inc. Cl A                             11,205,508
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 4.3%
--------------------------------------------------------------------------------
          745,888  Abbott Laboratories                              31,625,652
--------------------------------------------------------------------------------
          924,488  Bristol-Myers Squibb Co.(1)                      22,243,181
--------------------------------------------------------------------------------
          299,616  Eli Lilly and Company                            16,035,448
--------------------------------------------------------------------------------
          688,688  Merck & Co., Inc.                                18,739,200
--------------------------------------------------------------------------------
        1,021,664  Pfizer, Inc.                                     25,510,951
--------------------------------------------------------------------------------
          299,520  Watson
                   Pharmaceuticals, Inc.(1)(2)                      10,965,427
--------------------------------------------------------------------------------
                                                                   125,119,859
--------------------------------------------------------------------------------

ROAD & RAIL -- 0.6%
--------------------------------------------------------------------------------
          252,848  Union Pacific Corp.                              18,129,202
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.4%
--------------------------------------------------------------------------------
          493,984  Intel Corp.                                      12,176,706
--------------------------------------------------------------------------------

SOFTWARE -- 2.0%
--------------------------------------------------------------------------------
        1,292,288  Microsoft Corporation                            33,250,570
--------------------------------------------------------------------------------
          300,120  Reynolds & Reynolds Co. Cl A                      8,226,289
--------------------------------------------------------------------------------
          836,624  Synopsys, Inc.(2)                                15,812,194
--------------------------------------------------------------------------------
                                                                    57,289,053
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 3.3%
--------------------------------------------------------------------------------
        1,078,816  Foot Locker, Inc.                                23,669,223
--------------------------------------------------------------------------------
        1,160,568  Gap, Inc. (The)                                  20,228,700
--------------------------------------------------------------------------------
          912,664  Home Depot, Inc.                                 34,809,006
--------------------------------------------------------------------------------
          394,904  Sherwin-Williams Co.(1)                          17,403,419
--------------------------------------------------------------------------------
                                                                    96,110,348
--------------------------------------------------------------------------------

TEXTILES, APPAREL
& LUXURY GOODS -- 0.6%
--------------------------------------------------------------------------------
          582,440  Jones Apparel Group, Inc.                        16,599,540
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 3.5%
--------------------------------------------------------------------------------
          711,624  Fannie Mae                                       31,894,988
--------------------------------------------------------------------------------
          982,416  Freddie Mac                                      55,467,207
--------------------------------------------------------------------------------
          252,992  MGIC Investment Corp.                            16,242,086
--------------------------------------------------------------------------------
                                                                   103,604,281
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $2,729,238,782)                                            2,845,644,030
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Value - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

                                                                      Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.7%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.625%, 1/15/10,
valued at $8,366,203), in a joint trading
account at 3.15%, dated 9/30/05,
due 10/3/05 (Delivery value $8,202,153)                         $    8,200,000
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch
& Co., Inc., (collateralized by various
U.S. Treasury obligations, 6.25%, 8/15/23,
valued at $12,054,873), in a joint trading
account at 3.10%, dated 9/30/05,
due 10/3/05 (Delivery value $11,803,048)                            11,800,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $20,000,000)                                                  20,000,000
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) -- 7.9%

REPURCHASE AGREEMENTS -- 7.9%
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch
& Co., Inc., (collateralized by various
U.S. Government Agency obligations in a pooled
account at the lending agent),
3.88%, dated 9/30/05, due 10/3/05
(Delivery value $9,483,611)                                     $    9,480,546
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 3.94%, dated 9/30/05,
due 10/3/05 (Delivery value $220,072,233)                          220,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $229,480,546)                                                229,480,546
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 106.6%
(Cost $2,978,719,328)                                            3,095,124,576
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (6.6)%                                             (191,153,472)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                      $2,903,971,104
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

     Contracts to Sell      Settlement Date        Value      Unrealized Gain (Loss)
-------------------------------------------------------------------------------------
  22,858,625 Euro for USD       10/31/05        $27,496,613           $14,657
-------------------------------------------------------------------------------------
  12,679,045 Euro for USD       10/31/05         15,251,608             5,594
-------------------------------------------------------------------------------------
  11,228,798 Euro for USD       10/31/05         13,507,108            10,703
-------------------------------------------------------------------------------------
  11,089,207 GBP for USD        10/31/05         19,530,311            10,313
-------------------------------------------------------------------------------------
   9,237,605 GBP for USD        10/31/05         16,269,270             3,048
-------------------------------------------------------------------------------------
                                                $92,054,910           $44,315
                                              =======================================

(Value on Settlement Date $92,099,225)

*  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

GBP = British Pound

USD = United States Dollar

(1)  Security, or a portion thereof, was on loan as of September 30, 2005.

(2)  Non-income producing.

(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in Notes to Financial Statements.)

See Notes to Financial Statements.

------
8

Large Company Value - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                                     ------------------------
                                                      AVERAGE ANNUAL RETURNS
-----------------------------------------------------------------------------------------
                                                                    SINCE      INCEPTION
                              6 MONTHS(1)   1 YEAR     5 YEARS    INCEPTION       DATE
-----------------------------------------------------------------------------------------
INVESTOR CLASS                   3.73%      12.38%      8.44%       6.19%       7/30/99
-----------------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX(2)      5.62%      16.69%      5.76%       4.85%         --
-----------------------------------------------------------------------------------------
S&P 500 INDEX(2)                 5.02%      12.25%     -1.49%       0.28%         --
-----------------------------------------------------------------------------------------
Institutional Class              3.83%      12.60%        --        6.62%       8/10/01
-----------------------------------------------------------------------------------------
Advisor Class                    3.60%      12.10%        --        8.53%      10/26/00
-----------------------------------------------------------------------------------------
A Class                                                                         1/31/03
   No sales charge*              3.60%      12.10%       --        17.44%(3)
   With sales charge*           -2.36%       5.72%       --        14.89%(3)
-----------------------------------------------------------------------------------------
B Class                                                                         1/31/03
   No sales charge*              3.04%      11.24%       --        16.64%(3)
   With sales charge*           -1.96%       7.23%       --        15.77%(3)
-----------------------------------------------------------------------------------------
C Class                                                                         11/7/01
   No sales charge*              3.05%      11.09%       --         7.19%
   With sales charge*            2.05%      11.09%       --         7.19%
-----------------------------------------------------------------------------------------
R Class                          3.47%      11.82%(3)    --        13.65%(3)    8/29/03
-----------------------------------------------------------------------------------------

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum of 5.75%
  initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to
  0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the
  Share Class Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  Total returns for periods less than one year are not annualized.

(2)  (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of
     Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

     The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper Inc. - A Reuters Company and may be incomplete.
     No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3)  Class return would have been lower if the class had not received partial reimbursements or waivers of its distribution and service fees.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------
9

Large Company Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 30, 1999

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
--------------------------------------------------------------------------------
                        1999*   2000     2001    2002     2003    2004    2005
--------------------------------------------------------------------------------
Investor Class         -8.56%   5.67%    4.99%  -13.70%  23.93%  18.84%  12.38%
--------------------------------------------------------------------------------
Russell 1000
Value Index            -7.08%   8.91%   -8.91%  -16.95%  24.37%  20.52%  16.69%
--------------------------------------------------------------------------------
S&P 500 Index          -3.22%  13.28%  -26.62%  -20.49%  24.40%  13.87%  12.25%
--------------------------------------------------------------------------------

* From 7/30/99, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
10

Large Company Value - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE LARGE COMPANY VALUE INVESTMENT TEAM (LEFT TO RIGHT):
BRENDAN HEALY, CHUCK RITTER, AND MARK MALLON.

For the six months ended September 30, 2005, Large Company Value gained
3.73%(1), underperforming the 5.62% return of its benchmark, the Russell 1000
Value Index, and the 5.02% return of the S&P 500 Index, the broad-market proxy.

Large Company Value's long-term performance against its benchmark has been solid. Since the portfolio's July 30, 1999, inception, it has posted an average annual return of 6.19%, outperforming both the Russell 1000 Value Index and the
S&P 500, which returned 4.85% and 0.28%, respectively.

EQUITIES HOLD FIRM

Equity investors faced substantial challenges during the six months covered by this report, a period largely defined by rising short-term interest rates and the resurgent price of oil, which peaked at a new record above $70 a barrel amid concern about supply disruption following Hurricane Katrina.

Speculation about the impact of higher interest rates and energy prices on economic vitality and corporate profits frequently pressured the market.
Still, a host of strong earnings reports and merger announcements helped
Stocks remain aloft. Ultimately, the equities market demonstrated considerable resilience, rebounding from troughs to secure gains.

In that environment, Large Company Value produced overall gains in all but two of the sectors in which it was invested.

ENERGY: THE TOP ABSOLUTE CONTRIBUTOR

Large Company Value's interest in the energy sector, a position devoted entirely to the oil and gas industry, contributed the most to performance during the period. Soaring oil prices underpinned gains for numerous firms across the industry, and each of our holdings advanced. Major, integrated energy companies
ConocoPhillips, Exxon Mobil Corp., Chevron Corp., and Royal Dutch Shell plc all
ranked among the portfolio's top contributors.

Nevertheless, many of the strongest  performers in the sector did not meet our value criteria. For example, energy

TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                             % OF                % OF
                                          NET ASSETS          NET ASSETS
                                            AS OF                AS OF
                                            9/30/05             3/31/05
--------------------------------------------------------------------------------
Citigroup Inc.                               4.6%                 4.4%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                            4.5%                 4.3%
--------------------------------------------------------------------------------
Bank of America Corp.                        3.2%                 3.2%
--------------------------------------------------------------------------------
Freddie Mac                                  3.1%                 3.4%
--------------------------------------------------------------------------------
Royal Dutch Shell plc ADR                    2.8%                 2.6%
--------------------------------------------------------------------------------
ConocoPhillips                               2.2%                 1.7%
--------------------------------------------------------------------------------
Chevron Corp.                                2.2%                 1.8%
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                      2.2%                 2.0%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                          2.1%                 2.1%
--------------------------------------------------------------------------------
Wells Fargo & Co.                            2.0%                 2.1%
--------------------------------------------------------------------------------

(1)  All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not
     annualized.                                                      (continued)

------
11

Large Company Value - Portfolio Commentary

equipment and services companies recorded powerful gains, but were too richly valued by our standards to merit inclusion in the portfolio. Consequently, our relatively smaller exposure to the energy sector as a whole contributed to our overall underperformance versus  our benchmark.

TECHNOLOGY, FINANCIALS LEND SUPPORT

Investments in the information technology sector generated a lift for the portfolio. During the period, Hewlett-Packard, a top-contributing stock, announced two consecutive quarters of increased revenues, with particularly strong growth in its software and enterprise storage and servers business segments. After each announcement, investors rewarded the stock, which steadily trended higher over the course of the six months.

We also found success in the financials sector, on average our largest single stake. Insurance companies paced gains in the group, producing two more top contributors in Loews Corp. and Hartford Financial Services. In April, Hartford
recorded its most profitable quarter ever driven by strength in its property and casualty insurance segment, where innovative technologies helped the firm maintain competitive pricing.

SOME DISAPPOINTMENTS

Despite those successes, we suffered some setbacks, one of which emerged from the financials sector. Freddie Mac, the top-detracting stock, continued to struggle amid proposals for legislation to increase regulation of government-sponsored enterprises, or GSEs.

We also encountered some difficulty in the materials group, the top sector-level detractor in absolute terms. Diversified chemicals company PPG Industries, Inc.
declined, despite announcements  from the company that it had booked record-setting sales in its first and second quarters.

Still, we have conviction in both firms' long-term prospects and have maintained our positions.

OUR COMMITMENT

The Large Company Value investment team will continue to follow its strategy of searching for large, fundamentally sound businesses that, because of transitory issues, are selling at prices we believe are below fair market value.

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                  AS OF
                                        9/30/05               3/31/05
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                         11.6%                 10.6%
--------------------------------------------------------------------------------
Commercial Banks                          9.4%                  9.7%
--------------------------------------------------------------------------------
Diversified Financial
Services                                  6.8%                  6.4%
--------------------------------------------------------------------------------
Insurance                                 6.2%                  5.8%
--------------------------------------------------------------------------------
Pharmaceuticals                           5.4%                  4.2%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/05               3/31/05
--------------------------------------------------------------------------------
Common Stocks                            96.0%                 95.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               2.5%                  5.2%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                           1.5%                 (0.9)%
--------------------------------------------------------------------------------

------
12

Large Company Value - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.0%

AEROSPACE & DEFENSE -- 0.6%
--------------------------------------------------------------------------------
          201,100  Northrop Grumman Corp.                       $   10,929,785
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.4%
--------------------------------------------------------------------------------
          235,800  Lear Corporation                                  8,010,126
--------------------------------------------------------------------------------

AUTOMOBILES -- 1.4%
--------------------------------------------------------------------------------
          277,500  General Motors Corp.                              8,494,275
--------------------------------------------------------------------------------
          184,100  Toyota Motor Corp. ADR                           17,005,317
--------------------------------------------------------------------------------
                                                                    25,499,592
--------------------------------------------------------------------------------

BEVERAGES -- 2.4%
--------------------------------------------------------------------------------
          402,200  Coca-Cola Company (The)                          17,371,018
--------------------------------------------------------------------------------
          186,300  Molson Coors Brewing Co.                         11,925,063
--------------------------------------------------------------------------------
          522,500  Pepsi Bottling Group Inc.                        14,917,375
--------------------------------------------------------------------------------
                                                                    44,213,456
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 3.8%
--------------------------------------------------------------------------------
          521,200  Bank of New York
                   Co., Inc. (The)                                  15,328,492
--------------------------------------------------------------------------------
          445,700  Merrill Lynch & Co., Inc.                        27,343,695
--------------------------------------------------------------------------------
          510,100  Morgan Stanley                                   27,514,794
--------------------------------------------------------------------------------
                                                                    70,186,981
--------------------------------------------------------------------------------

CHEMICALS -- 1.8%
--------------------------------------------------------------------------------
          355,900  du Pont (E.I.)
                   de Nemours & Co.                                 13,940,603
--------------------------------------------------------------------------------
          333,700  PPG Industries, Inc.                             19,751,703
--------------------------------------------------------------------------------
                                                                    33,692,306
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 9.4%
--------------------------------------------------------------------------------
        1,417,600  Bank of America Corp.                            59,680,960
--------------------------------------------------------------------------------
          261,000  National City Corp.                               8,727,840
--------------------------------------------------------------------------------
          309,100  PNC Financial Services Group                     17,933,982
--------------------------------------------------------------------------------
          859,700  U.S. Bancorp                                     24,140,376
--------------------------------------------------------------------------------
          578,500  Wachovia Corp.                                   27,530,815
--------------------------------------------------------------------------------
          641,200  Wells Fargo & Co.                                37,555,084
--------------------------------------------------------------------------------
                                                                   175,569,057
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 1.4%
--------------------------------------------------------------------------------
          344,400  R.R. Donnelley & Sons
                   Company                                          12,766,908
--------------------------------------------------------------------------------
          464,000  Waste Management, Inc.                           13,275,040
--------------------------------------------------------------------------------
                                                                    26,041,948
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
          520,800  Avaya Inc.(1)                                     5,364,240
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 3.4%
--------------------------------------------------------------------------------
        1,313,800  Hewlett-Packard Co.                              38,362,960
--------------------------------------------------------------------------------
          309,100  International Business
                   Machines Corp.                                   24,796,002
--------------------------------------------------------------------------------
                                                                    63,158,962
--------------------------------------------------------------------------------

DIVERSIFIED -- 1.5%
--------------------------------------------------------------------------------
          219,300  Standard and Poor's 500
                   Depositary Receipt                               26,947,584
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 6.8%
--------------------------------------------------------------------------------
        1,874,500  Citigroup Inc.                               $   85,327,246
--------------------------------------------------------------------------------
        1,197,800  J.P. Morgan Chase & Co.                          40,641,354
--------------------------------------------------------------------------------
                                                                   125,968,600
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
SERVICES -- 3.3%
--------------------------------------------------------------------------------
          233,400  AT&T Corp.                                        4,621,320
--------------------------------------------------------------------------------
          744,900  BellSouth Corp.                                  19,590,870
--------------------------------------------------------------------------------
          961,300  SBC Communications Inc.                          23,042,361
--------------------------------------------------------------------------------
          424,100  Verizon Communications                           13,863,829
--------------------------------------------------------------------------------
                                                                    61,118,380
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.8%
--------------------------------------------------------------------------------
          526,600  Exelon Corporation                               28,141,504
--------------------------------------------------------------------------------
          737,000  PPL Corporation                                  23,827,210
--------------------------------------------------------------------------------
                                                                    51,968,714
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 1.6%
--------------------------------------------------------------------------------
          881,000  Kroger Co. (The)(1)                              18,139,790
--------------------------------------------------------------------------------
          244,300  Wal-Mart Stores, Inc.                            10,705,226
--------------------------------------------------------------------------------
                                                                    28,845,016
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.3%
--------------------------------------------------------------------------------
          416,900  H.J. Heinz Company                               15,233,526
--------------------------------------------------------------------------------
          529,900  Sara Lee Corp.                                   10,041,605
--------------------------------------------------------------------------------
          251,600  Unilever N.V. New York Shares                    17,976,820
--------------------------------------------------------------------------------
                                                                    43,251,951
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT
& SUPPLIES -- 0.3%
--------------------------------------------------------------------------------
          147,200  Baxter International, Inc.                        5,868,864
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS
& SERVICES -- 0.5%
--------------------------------------------------------------------------------
          201,400  HCA Inc.                                          9,651,088
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS
& LEISURE -- 1.4%
--------------------------------------------------------------------------------
          785,400  McDonald's Corporation                           26,303,046
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.8%
--------------------------------------------------------------------------------
          523,200  Newell Rubbermaid Inc.                           11,850,480
--------------------------------------------------------------------------------
           45,900  Whirlpool Corp.                                   3,477,843
--------------------------------------------------------------------------------
                                                                    15,328,323
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 2.3%
--------------------------------------------------------------------------------
          650,800  General Electric Co.                             21,912,436
--------------------------------------------------------------------------------
          718,900  Tyco International Ltd.                          20,021,365
--------------------------------------------------------------------------------
                                                                    41,933,801
--------------------------------------------------------------------------------

INSURANCE -- 6.2%
--------------------------------------------------------------------------------
          448,900  Allstate Corp.                                   24,819,681
--------------------------------------------------------------------------------
          403,500  American International
                   Group, Inc.                                      25,000,860
--------------------------------------------------------------------------------
          288,300  Hartford Financial Services
                   Group Inc. (The)                                 22,248,111
--------------------------------------------------------------------------------
          206,500  Loews Corp.                                      19,082,665
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
13

Large Company Value - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------
          315,300  Marsh & McLennan
                   Companies, Inc.                               $   9,581,967
--------------------------------------------------------------------------------
          261,800  Torchmark Corp.                                  13,830,894
--------------------------------------------------------------------------------
                                                                   114,564,178
--------------------------------------------------------------------------------

IT SERVICES -- 1.5%
--------------------------------------------------------------------------------
          316,200  Computer Sciences Corp.(1)                       14,959,422
--------------------------------------------------------------------------------
          301,900  Fiserv, Inc.(1)                                  13,848,153
--------------------------------------------------------------------------------
                                                                    28,807,575
--------------------------------------------------------------------------------

MACHINERY -- 2.9%
--------------------------------------------------------------------------------
          194,400  Deere & Co.                                      11,897,280
--------------------------------------------------------------------------------
          330,400  Dover Corp.                                      13,477,016
--------------------------------------------------------------------------------
          407,400  Ingersoll-Rand Company                           15,574,902
--------------------------------------------------------------------------------
          191,600  Parker-Hannifin Corp.                            12,321,796
--------------------------------------------------------------------------------
                                                                    53,270,994
--------------------------------------------------------------------------------

MEDIA -- 3.3%
--------------------------------------------------------------------------------
          309,300  Gannett Co., Inc.                                21,289,119
--------------------------------------------------------------------------------
        1,729,100  Time Warner Inc.                                 31,314,001
--------------------------------------------------------------------------------
          274,900  Viacom, Inc. Cl B                                 9,074,449
--------------------------------------------------------------------------------
                                                                    61,677,569
--------------------------------------------------------------------------------

METALS & MINING -- 1.0%
--------------------------------------------------------------------------------
          506,400  Alcoa Inc.                                       12,366,288
--------------------------------------------------------------------------------
          106,400  Nucor Corp.                                       6,276,536
--------------------------------------------------------------------------------
                                                                    18,642,824
--------------------------------------------------------------------------------

MULTI-UTILITIES -- 0.7%
--------------------------------------------------------------------------------
          523,200  NiSource Inc.                                    12,687,600
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.5%
--------------------------------------------------------------------------------
          525,100  Dollar General Corp.                              9,630,334
--------------------------------------------------------------------------------

OFFICE ELECTRONICS -- 0.7%
--------------------------------------------------------------------------------
          957,800  Xerox Corp.(1)                                   13,073,970
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 11.6%
--------------------------------------------------------------------------------
          627,900  Chevron Corp.                                    40,643,967
--------------------------------------------------------------------------------
          582,800  ConocoPhillips                                   40,743,548
--------------------------------------------------------------------------------
        1,322,000  Exxon Mobil Corp.                                83,999,880
--------------------------------------------------------------------------------
          783,000  Royal Dutch Shell plc ADR                        51,396,120
--------------------------------------------------------------------------------
                                                                   216,783,515
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 1.4%
--------------------------------------------------------------------------------
          372,100  Weyerhaeuser Co.                                 25,581,875
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
          170,900  Avon Products, Inc.                               4,614,300
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 5.4%
--------------------------------------------------------------------------------
          484,600  Abbott Laboratories                              20,547,040
--------------------------------------------------------------------------------
          493,400  Bristol-Myers Squibb Co.                         11,871,204
--------------------------------------------------------------------------------
          341,400  Johnson & Johnson                                21,603,792
--------------------------------------------------------------------------------
          272,900  Merck & Co., Inc.                                 7,425,609
--------------------------------------------------------------------------------
          770,200  Pfizer, Inc.                                     19,231,894
--------------------------------------------------------------------------------
          440,000  Wyeth                                            20,358,800
--------------------------------------------------------------------------------
                                                                   101,038,339
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

ROAD & RAIL -- 0.6%
--------------------------------------------------------------------------------
          291,400  Norfolk Southern Corp.                       $   11,819,184
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 0.8%
--------------------------------------------------------------------------------
          582,300  Intel Corp.                                      14,353,695
--------------------------------------------------------------------------------

SOFTWARE -- 1.7%
--------------------------------------------------------------------------------
        1,192,900  Microsoft Corporation                            30,693,317
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 0.5%
--------------------------------------------------------------------------------
          584,600  Gap, Inc. (The)                                  10,189,578
--------------------------------------------------------------------------------

TEXTILES, APPAREL
& LUXURY GOODS -- 1.3%
--------------------------------------------------------------------------------
          297,300  Liz Claiborne, Inc.                              11,689,836
--------------------------------------------------------------------------------
          213,900  VF Corp.                                         12,399,783
--------------------------------------------------------------------------------
                                                                    24,089,619
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 4.9%
--------------------------------------------------------------------------------
        1,006,300  Freddie Mac                                      56,815,698
--------------------------------------------------------------------------------
          154,700  MGIC Investment Corp.                             9,931,740
--------------------------------------------------------------------------------
          599,300  Washington Mutual, Inc.                          23,504,546
--------------------------------------------------------------------------------
                                                                    90,251,984
--------------------------------------------------------------------------------

TOBACCO -- 1.5%
--------------------------------------------------------------------------------
          390,500  Altria Group Inc.                                28,783,755
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
SERVICES -- 0.8%
--------------------------------------------------------------------------------
          625,800  Sprint Nextel Corp.                              14,881,524
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $1,630,399,695)                                            1,785,287,549
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 2.5%

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.875%, 8/15/25,
valued at $48,069,471), in a joint
trading account at 3.22%, dated 9/30/05,
due 10/3/05 (Delivery value $47,112,638)
(Cost $47,100,000)                                                  47,100,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 98.5%
(Cost $1,677,499,695)                                            1,832,387,549
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- 1.5%                                                 28,821,972
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                      $1,861,209,521
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1)  Non-income producing.

See Notes to Financial Statements.

------
14

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                      (continued)

------
15

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                     BEGINNING         ENDING      DURING PERIOD(1)  ANNUALIZED
                    ACCOUNT VALUE   ACCOUNT VALUE      4/1/05 -       EXPENSE
                       4/1/05          9/30/05         9/30/05        RATIO(1)
--------------------------------------------------------------------------------
VALUE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class        $1,000         $1,020.30          $5.01         0.99%
--------------------------------------------------------------------------------
Institutional Class   $1,000         $1,021.40          $4.00         0.79%
--------------------------------------------------------------------------------
Advisor Class         $1,000         $1,019.00          $6.28         1.24%
--------------------------------------------------------------------------------
A Class               $1,000         $1,019.00          $6.28         1.24%
--------------------------------------------------------------------------------
B Class               $1,000         $1,015.20         $10.05         1.99%
--------------------------------------------------------------------------------
C Class               $1,000         $1,015.30         $10.05         1.99%
--------------------------------------------------------------------------------
R Class               $1,000         $  977.30(2)       $2.54(3)      1.49%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class        $1,000         $1,020.10          $5.01         0.99%
--------------------------------------------------------------------------------
Institutional Class   $1,000         $1,021.11          $4.00         0.79%
--------------------------------------------------------------------------------
Advisor Class         $1,000         $1,018.85          $6.28         1.24%
--------------------------------------------------------------------------------
A Class               $1,000         $1,018.85          $6.28         1.24%
--------------------------------------------------------------------------------
B Class               $1,000         $1,015.09         $10.05         1.99%
--------------------------------------------------------------------------------
C Class               $1,000         $1,015.09         $10.05         1.99%
--------------------------------------------------------------------------------
R Class               $1,000         $1,017.60(4)       $7.54(4)      1.49%
--------------------------------------------------------------------------------

(1)  Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)  Ending account value based on actual return from July 29, 2005
     (commencement of sale) through September 30, 2005.

(3)  Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 63, the number of days in the period from July 29, 2005
     (commencement of sale) through September 30, 2005, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)  Ending account value and expenses paid during the period assume the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

                                                                    (continued)

------
16

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                  EXPENSES PAID
                     BEGINNING       ENDING      DURING PERIOD(1)  ANNUALIZED
                   ACCOUNT VALUE  ACCOUNT VALUE      4/1/05 -        EXPENSE
                      4/1/05         9/30/05         9/30/05         RATIO(1)
--------------------------------------------------------------------------------
LARGE COMPANY VALUE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class        $1,000        $1,037.30         $4.29           0.84%
--------------------------------------------------------------------------------
Institutional Class   $1,000        $1,038.30         $3.27           0.64%
--------------------------------------------------------------------------------
Advisor Class         $1,000        $1,036.00         $5.56           1.09%
--------------------------------------------------------------------------------
A Class               $1,000        $1,036.00         $5.56           1.09%
--------------------------------------------------------------------------------
B Class               $1,000        $1,030.40         $9.37           1.84%
---------------------------------------------------------------------------------
C Class               $1,000        $1,030.50         $9.37           1.84%
--------------------------------------------------------------------------------
R Class               $1,000        $1,034.70         $6.83           1.34%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class        $1,000        $1,020.86         $4.26           0.84%
--------------------------------------------------------------------------------
Institutional Class   $1,000        $1,021.86         $3.24           0.64%
--------------------------------------------------------------------------------
Advisor Class         $1,000        $1,019.60         $5.52           1.09%
--------------------------------------------------------------------------------
A Class               $1,000        $1,019.60         $5.52           1.09%
--------------------------------------------------------------------------------
B Class               $1,000        $1,015.84         $9.30           1.84%
--------------------------------------------------------------------------------
C Class               $1,000        $1,015.84         $9.30           1.84%
--------------------------------------------------------------------------------
R Class               $1,000        $1,018.35         $6.78           1.34%
--------------------------------------------------------------------------------

(1)  Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
17

Statement of Assets and Liabilities

SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     LARGE
                                                    VALUE        COMPANY VALUE
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $2,749,238,782 and $1,677,499,695,
respectively) -- including $226,934,474
and $- of securities on loan,
respectively                                    $2,865,644,030   $1,832,387,549
--------------------------------------------------------------------------------
Investments made with cash collateral
received for securities on loan, at value
(cost of $229,480,546 and $-, respectively)        229,480,546               --
---------------------------------------------
Total investment securities, at value
(cost of $2,978,719,328 and
$1,677,499,695, respectively)                    3,095,124,576    1,832,387,549
---------------------------------------------
Cash                                                15,129,546       22,631,600
---------------------------------------------
Receivable for investments sold                     74,269,414        4,583,566
---------------------------------------------
Receivable for forward foreign
currency exchange contracts                             44,315               --
---------------------------------------------
Receivable for capital shares sold                     273,478          818,435
---------------------------------------------
Dividends and interest receivable                    3,297,952        2,211,940
--------------------------------------------------------------------------------
                                                 3,188,139,281    1,862,633,090
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received
for securities on loan                             229,480,546               --
---------------------------------------------
Payable for investments purchased                   52,278,651               --
---------------------------------------------
Payable for capital shares redeemed                         75           87,471
---------------------------------------------
Accrued management fees                              2,277,265        1,158,077
---------------------------------------------
Distribution fees payable                               64,136           76,977
---------------------------------------------
Service fees (and distribution
fees -- A and R Class) payable                          67,504          101,044
--------------------------------------------------------------------------------
                                                   284,168,177        1,423,569
--------------------------------------------------------------------------------

NET ASSETS                                      $2,903,971,104   $1,861,209,521
================================================================================

See Notes to Financial Statements.                                   (continued)

------
18

Statement of Assets and Liabilities

SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       LARGE
                                                     VALUE        COMPANY VALUE
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)                                 $2,593,596,929  $1,665,230,459
--------------------------------------
Undistributed net investment income                     786,136       1,116,587
--------------------------------------
Undistributed net realized gain
on investment and foreign
currency transactions                               193,138,476      39,974,621
--------------------------------------
Net unrealized appreciation
on investments and translation
of assets and liabilities in
foreign currencies                                  116,449,563     154,887,854
--------------------------------------------------------------------------------
                                                 $2,903,971,104  $1,861,209,521
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                       $2,284,047,876    $881,855,331
--------------------------------------
Shares outstanding                                  308,270,117     134,101,287
--------------------------------------
Net asset value per share                                 $7.41           $6.58
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                         $293,161,804    $472,276,145
--------------------------------------
Shares outstanding                                   39,528,470      71,822,385
--------------------------------------
Net asset value per share                                 $7.42           $6.58
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                         $239,982,355    $154,256,988
--------------------------------------
Shares outstanding                                   32,396,609      23,460,163
--------------------------------------
Net asset value per share                                 $7.41           $6.58
--------------------------------------------------------------------------------
A CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                          $63,589,049    $273,694,711
--------------------------------------
Shares outstanding                                       8,576,665   41,589,514
--------------------------------------
Net asset value per share                                    $7.41        $6.58
--------------------------------------
Maximum offering price (net asset
value divided by 0.9425)                                     $7.86        $6.98
--------------------------------------------------------------------------------
B CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                              $6,215,707  $15,188,921
--------------------------------------
Shares outstanding                                         838,947    2,303,904
--------------------------------------
Net asset value per share                                    $7.41        $6.59
--------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                             $16,949,885  $54,199,805
--------------------------------------
Shares outstanding                                       2,299,902    8,243,548
--------------------------------------
Net asset value per share                                    $7.37        $6.57
--------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                 $24,428   $9,737,620
--------------------------------------
Shares outstanding                                           3,297    1,480,441
--------------------------------------
Net asset value per share                                    $7.41        $6.58
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
19

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      LARGE
                                                        VALUE     COMPANY VALUE
--------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------
INCOME:
----------------------------------------
Dividends (net of foreign taxes
withheld of $363,151 and $183,888,
respectively)                                      $  39,429,020   $19,337,214
----------------------------------------
Interest                                               1,191,467     1,267,964
----------------------------------------
Securities lending                                       215,673            --
--------------------------------------------------------------------------------
                                                      40,836,160    20,605,178
--------------------------------------------------------------------------------
EXPENSES:
----------------------------------------
Management fees                                       13,832,209     6,415,954
----------------------------------------
Distribution fees:
----------------------------------------
  Advisor Class                                          299,699       162,174
----------------------------------------
  B Class                                                 21,264        53,393
----------------------------------------
  C Class                                                 59,415       183,519
----------------------------------------
Service fees:
----------------------------------------
  Advisor Class                                          299,699       162,174
----------------------------------------
  B Class                                                  7,088        17,798
----------------------------------------
  C Class                                                 19,805        61,173
----------------------------------------
Service and distribution fees:
----------------------------------------
  A Class                                                 71,030       335,018
----------------------------------------
  R Class                                                     20        10,396
----------------------------------------
Directors' fees and expenses                              29,302        19,228
----------------------------------------
Other expenses                                             6,083         2,706
--------------------------------------------------------------------------------
                                                      14,645,614     7,423,533
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                 26,190,546    13,181,645
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:
--------------------------------------------------------------------------------
Investment transactions                              160,194,140    29,881,412
----------------------------------------
Foreign currency transactions                         11,160,700            --
--------------------------------------------------------------------------------
                                                     171,354,840    29,881,412
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
----------------------------------------
Investments                                         (140,782,792)   15,905,767
----------------------------------------
Translation of assets and liabilities
in foreign currencies                                    986,822            --
--------------------------------------------------------------------------------
                                                    (139,795,970)   15,905,767
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)               31,558,870    45,787,179
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                          $  57,749,416   $58,968,824
================================================================================

See Notes to Financial Statements.

------
20

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED) AND YEAR ENDED MARCH 31, 2005
----------------------------------------------------------------------------------------------------
                                                 VALUE                     LARGE COMPANY VALUE
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS   SEPT. 30, 2005  MARCH 31, 2005   SEPT. 30, 2005  MARCH 31, 2005
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income               $  26,190,546   $   31,256,151   $   13,181,645  $   18,474,038
----------------------------------
Net realized gain (loss)              171,354,840      282,207,252       29,881,412      16,666,492
----------------------------------
Change in net unrealized
appreciation (depreciation)          (139,795,970)     (52,516,959)      15,905,767      68,357,515
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets
resulting from operations              57,749,416      260,946,444       58,968,824     103,498,045
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income:
----------------------------------
  Investor Class                      (15,192,106)     (25,832,210)      (5,685,569)     (8,417,141)
----------------------------------
  Institutional Class                  (2,112,310)      (3,092,567)      (3,970,038)     (6,012,315)
----------------------------------
  Advisor Class                        (1,261,985)      (1,784,966)        (821,745)     (1,000,392)
----------------------------------
  A Class                                (309,746)        (266,658)      (1,645,518)     (2,613,870)
----------------------------------
  B Class                                  (8,762)         (10,572)         (33,162)        (75,779)
----------------------------------
  C Class                                 (24,968)         (25,282)        (115,838)       (179,959)
----------------------------------
  R Class                                     (58)              --          (29,037)        (20,798)
----------------------------------
From net realized gains:
----------------------------------
  Investor Class                               --     (293,840,570)              --      (1,622,873)
----------------------------------
  Institutional Class                          --      (26,249,192)              --      (1,122,315)
----------------------------------
  Advisor Class                                --      (29,182,366)              --        (244,061)
----------------------------------
  A Class                                      --       (5,061,858)              --        (626,207)
----------------------------------
  B Class                                      --         (546,505)              --         (35,557)
----------------------------------
  C Class                                      --       (1,292,940)              --         (76,781)
----------------------------------
  R Class                                      --               --               --          (5,230)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                     (18,909,935)   (387,185,686)     (12,300,907)    (22,053,278)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from
capital share transactions              (6,420,148)    194,734,618      310,778,872     791,902,809
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                           32,419,333      68,495,376      357,446,789     873,347,576

----------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                  2,871,551,771   2,803,056,395    1,503,762,732     630,415,156
----------------------------------------------------------------------------------------------------
End of period                       $2,903,971,104  $2,871,551,771   $1,861,209,521  $1,503,762,732
====================================================================================================

Accumulated undistributed
net investment income (loss)              $786,136     ($6,494,475)      $1,116,587        $235,849
====================================================================================================

See Notes to Financial Statements.

------
21

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Value Fund (Value) and Large Company
Value Fund (Large Company Value) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act.
The funds' investment objectives are long-term capital growth. The production of income is a secondary objective. The funds seek to achieve their investment objective by investing in stocks of companies that management believes to be undervalued at the time of purchase. Value invests in companies with small, medium, and large market capitalization and Large Company Value invests in companies with larger market capitalization. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, the C Class
and the R Class. The A Class may incur an initial sales charge. The A Class, B
Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of Value's R Class commenced on July
29, 2005.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- Value may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. Value continues to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

OPTIONS CONTRACTS -- The funds may purchase put options in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into options contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put options.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a

                                                                    (continued)

------
22

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
23

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of Value is as follows:

--------------------------------------------------------------------------------
                               INVESTOR,
                             A, B, C & R        INSTITUTIONAL        ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $2.5 billion              1.00%              0.80%              0.75%
--------------------------------------------------------------------------------
Next $2.5 billion               0.95%              0.75%              0.70%
--------------------------------------------------------------------------------
Next $2.5 billion               0.90%              0.70%              0.65%
--------------------------------------------------------------------------------
Over $7.5 billion               0.85%              0.65%              0.60%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Large Company Value is as follows:

--------------------------------------------------------------------------------
                               INVESTOR,
                             A, B, C & R       INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion                0.90%              0.70%              0.65%
--------------------------------------------------------------------------------
Next $4 billion                 0.80%              0.60%              0.55%
--------------------------------------------------------------------------------
Over $5 billion                 0.70%              0.50%              0.45%
--------------------------------------------------------------------------------

For the six months ended September 30, 2005, the effective annual management fee for each class of each fund was as follows:

--------------------------------------------------------------------------------
                               INVESTOR,
                             A, B, C & R       INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
Value                           0.99%              0.79%              0.74%
--------------------------------------------------------------------------------
Large Company Value             0.84%              0.64%              0.59%
--------------------------------------------------------------------------------

                                                                    (continued)

------
24

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class, C Class and R Class
(collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                       ADVISOR                   B & C
--------------------------------------------------------------------------------
Distribution Fee                        0.25%                    0.75%
--------------------------------------------------------------------------------
Service Fee                             0.25%                    0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25% and 0.50%, respectively. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for
Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A, B, C and R
Class shares. Fees incurred under the plans during the six months ended
September 30, 2005, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The funds have a bank line of credit agreement and Value has a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2005, were as follows:

--------------------------------------------------------------------------------
                                                                      LARGE
                                                      VALUE      COMPANY VALUE
--------------------------------------------------------------------------------
Purchases                                        $2,094,200,432   $422,724,421
--------------------------------------------------------------------------------
Proceeds from sales                              $2,040,178,333   $121,259,477
--------------------------------------------------------------------------------

                                                                    (continued)

------
25

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

-----------------------------------------------------------------------------------------------
                                                 VALUE                  LARGE COMPANY VALUE
-----------------------------------------------------------------------------------------------
                                         SHARES           AMOUNT       SHARES        AMOUNT
-----------------------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
SHARES AUTHORIZED                     900,000,000                   300,000,000
===============================================================================================
Sold                                   23,395,680   $ 173,151,023    47,236,932  $ 307,986,327
-----------------------------------
Issued in reinvestment
of distributions                        1,970,419      14,684,825       655,307      4,278,705
-----------------------------------
Redeemed                              (33,893,365)   (250,722,294)  (16,964,418)  (109,090,284)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                (8,527,266)  $ (62,886,446)   30,927,821  $ 203,174,748
===============================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                     900,000,000                   225,000,000
===============================================================================================
Sold                                   54,137,079   $ 413,341,905    57,321,994   $356,142,315
-----------------------------------
Issued in reinvestment
of distributions                       43,471,448     311,757,276     1,161,249      7,305,324
-----------------------------------
Redeemed                              (59,706,385)   (458,369,768)  (14,773,794)   (90,395,543)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                37,902,142   $ 266,729,413    43,709,449   $273,052,096
===============================================================================================
INSTITUTIONAL CLASS
-----------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
SHARES AUTHORIZED                     100,000,000                   200,000,000
===============================================================================================
Sold                                    7,511,479    $ 55,748,138    10,149,264   $ 65,413,473
-----------------------------------
Issued in reinvestment
of distributions                          273,400       2,039,383       534,166      3,484,479
-----------------------------------
Redeemed                               (2,673,206)    (19,801,503)   (7,491,521)   (48,837,075)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                 5,111,673    $ 37,986,018     3,191,909   $ 20,060,877
===============================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                     100,000,000                   150,000,000
===============================================================================================
Sold                                   13,241,759    $ 99,555,877    50,249,305   $307,944,753
-----------------------------------
Issued in reinvestment
of distributions                        4,026,704      28,975,346     1,080,815      6,811,517
-----------------------------------
Redeemed                              (11,760,861)    (91,132,852)   (8,425,071)   (52,473,492)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                 5,507,602    $ 37,398,371    42,905,049   $262,282,778
===============================================================================================
ADVISOR CLASS
-----------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
SHARES AUTHORIZED                     150,000,000                    50,000,000
===============================================================================================
Sold                                    6,428,730    $ 47,631,540     9,216,349   $ 59,923,773
-----------------------------------
Issued in reinvestment
of distributions                          168,667       1,256,139       101,728        663,959
-----------------------------------
Redeemed                               (6,628,385)    (48,895,620)   (2,230,779)   (14,553,305)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                   (30,988)   $     (7,941)    7,087,298   $ 46,034,427
===============================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                     150,000,000                    50,000,000
===============================================================================================
Sold                                   17,999,184   $ 138,240,317    14,856,722   $ 91,116,353
-----------------------------------
Issued in reinvestment
of distributions                        4,252,150      30,453,455       152,991        968,407
-----------------------------------
Redeemed                              (42,086,922)   (324,135,711)   (1,905,518)   (11,849,450)
-----------------------------------------------------------------------------------------------
Net increase (decrease)               (19,835,588)  $(155,441,939)   13,104,195   $ 80,235,310
===============================================================================================

                                                                    (continued)

------
26

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------------------
                                                VALUE                LARGE COMPANY VALUE
--------------------------------------------------------------------------------------------
                                         SHARES        AMOUNT       SHARES        AMOUNT
--------------------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
SHARES AUTHORIZED                      50,000,000                 100,000,000
============================================================================================
Sold                                    3,014,544   $22,379,241     8,937,941  $ 57,825,730
------------------------------------
Issued in reinvestment
of distributions                           40,304       300,614       243,405     1,589,574
------------------------------------
Redeemed                               (1,086,283)   (8,146,692)   (5,969,625)  (39,103,712)
--------------------------------------------------------------------------------------------
Net increase (decrease)                 1,968,565   $14,533,163     3,211,721  $ 20,311,592
============================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                      50,000,000                 100,000,000
============================================================================================
Sold                                    4,931,624   $37,824,307    26,778,812  $164,683,249
------------------------------------
Issued in reinvestment
of distributions                          721,822     5,166,206       500,422     3,159,614
------------------------------------
Redeemed                                 (991,741)   (7,378,593)   (4,528,289)  (28,040,263)
--------------------------------------------------------------------------------------------
Net increase (decrease)                 4,661,705   $35,611,920    22,750,945  $139,802,600
============================================================================================
B CLASS
--------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
SHARES AUTHORIZED                      10,000,000                  10,000,000
============================================================================================
Sold                                      172,685    $1,274,161       373,466    $2,416,719
------------------------------------
Issued in reinvestment
of distributions                            1,022         7,609         4,264        27,866
------------------------------------
Redeemed                                  (26,932)     (199,817)     (104,479)     (675,970)
--------------------------------------------------------------------------------------------
Net increase (decrease)                   146,775     $1,081,953      273,251    $1,768,615
============================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                      10,000,000                  10,000,000
============================================================================================
Sold                                      305,161     $2,320,112    1,158,139    $7,071,961
------------------------------------
Issued in reinvestment
of distributions                           71,921        513,678       15,674        98,984
------------------------------------
Redeemed                                  (28,415)      (209,838)     (97,985)     (611,379)
--------------------------------------------------------------------------------------------
Net increase (decrease)                   348,667     $2,623,952    1,075,828    $6,559,566
============================================================================================
C CLASS
--------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
SHARES AUTHORIZED                      20,000,000                  20,000,000
============================================================================================
Sold                                      539,142    $ 3,947,628    2,369,908   $15,273,242
------------------------------------
Issued in reinvestment
of distributions                            2,728         20,205        6,611        43,086
------------------------------------
Redeemed                                 (151,786)    (1,119,773)    (517,435)   (3,348,548)
--------------------------------------------------------------------------------------------
Net increase (decrease)                   390,084    $ 2,848,060    1,859,084   $11,967,780
============================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                      20,000,000                  15,000,000
============================================================================================
Sold                                    1,036,747    $ 7,771,690    4,899,475   $30,517,204
------------------------------------
Issued in reinvestment
of distributions                          166,121      1,179,861       22,275       140,307
------------------------------------
Redeemed                                 (152,244)    (1,138,650)    (408,986)   (2,529,253)
--------------------------------------------------------------------------------------------
Net increase (decrease)                 1,050,624    $ 7,812,901    4,512,764   $28,128,258
============================================================================================

                                                                   (continued)

------
27

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

---------------------------------------------------------------------------------------
                                               VALUE             LARGE COMPANY VALUE
---------------------------------------------------------------------------------------
                                         SHARES     AMOUNT       SHARES       AMOUNT
---------------------------------------------------------------------------------------
R CLASS
---------------------------------------------------------------------------------------
PERIOD ENDED SEPTEMBER 30, 2005(1)
SHARES AUTHORIZED                      50,000,000              10,000,000
=======================================================================================
Sold                                        3,289   $24,987     1,231,537   $8,021,508
------------------------------------
Issued in reinvestment
of distributions                                8        58         4,424       29,037
------------------------------------
Redeemed                                       --        --       (90,745)    (589,712)
---------------------------------------------------------------------------------------
Net increase (decrease)                     3,297   $25,045     1,145,216   $7,460,833
=======================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                             N/A              10,000,000
=======================================================================================
Sold                                                              323,617   $1,949,168
------------------------------------
Issued in reinvestment
of distributions                                                    4,149       26,028
------------------------------------
Redeemed                                                          (21,103)    (132,995)
---------------------------------------------------------------------------------------
Net increase (decrease)                                           306,663   $1,842,201
=======================================================================================

(1)  July 29, 2005 (commencement of sale) through September 30, 2005 for Value.

5. SECURITIES LENDING

As of September 30, 2005, securities in Value valued at $226,934,474 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $229,480,546. Value's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by
Value may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$575,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended September 30, 2005.

                                                                    (continued)

------
28

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:
--------------------------------------------------------------------------------
                                                                      LARGE
                                                    VALUE        COMPANY VALUE
--------------------------------------------------------------------------------
Federal tax cost of investments                 $3,043,959,975  $1,679,800,714
================================================================================
Gross tax appreciation of investments            $ 166,523,349    $189,463,556
--------------------------------------
Gross tax depreciation of investments             (115,358,748)    (36,876,721)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation)
of investments                                   $  51,164,601    $152,586,835
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2005, Value had currency loss deferrals of $6,495,058, which represent net foreign currency losses incurred in the five-month period ended
March 31, 2005. Value has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
29

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------
                                                            INVESTOR CLASS
--------------------------------------------------------------------------------------------------------
                                   2005(1)       2005        2004       2003         2002        2001
--------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $7.31       $7.72       $5.61      $7.19        $6.27       $5.35
--------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income(2)            0.07        0.09        0.09       0.07         0.08        0.10
-------------------------------
  Net Realized and
  Unrealized Gain (Loss)              0.08        0.64        2.18      (1.48)        1.03        0.92
--------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations               0.15        0.73        2.27      (1.41)        1.11        1.02
--------------------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net
  Investment Income                  (0.05)      (0.09)      (0.08)     (0.07)       (0.08)      (0.10)
-------------------------------
  From Net Realized Gains               --       (1.05)      (0.08)     (0.10)       (0.11)         --
--------------------------------------------------------------------------------------------------------
  Total Distributions                (0.05)      (1.14)      (0.16)     (0.17)       (0.19)      (0.10)
--------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                        $7.41       $7.31       $7.72      $5.61        $7.19       $6.27
========================================================================================================
  TOTAL RETURN(3)                     2.03%       9.95%      40.66%    (19.85)%      17.96%      19.20%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.99%(4)       0.99%       1.00%       1.00%       1.00%       1.00%
-------------------------------
Ratio of Net Investment Income
to Average Net Assets              1.82%(4)       1.16%       1.26%       1.19%       1.11%       1.71%
-------------------------------
Portfolio Turnover Rate                 72%        130%        122%        102%        151%        150%
-------------------------------
Net Assets, End of Period
(in thousands)                   $2,284,048  $2,315,507  $2,152,265  $1,552,632  $2,068,901  $1,532,113
--------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
30

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------
                                      2005(1)    2005      2004     2003       2002      2001
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $7.32     $7.72     $5.61    $7.20      $6.27     $5.36
-----------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Income(2)              0.07      0.10      0.10     0.09       0.09      0.11
----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                0.09      0.65      2.18    (1.50)      1.04      0.91
-----------------------------------------------------------------------------------------------
  Total From Investment Operations      0.16      0.75      2.28    (1.41)      1.13      1.02
-----------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income           (0.06)    (0.10)    (0.09)   (0.08)     (0.09)    (0.11)
----------------------------------
  From Net Realized Gains                 --     (1.05)    (0.08)   (0.10)     (0.11)       --
-----------------------------------------------------------------------------------------------
  Total Distributions                  (0.06)    (1.15)    (0.17)   (0.18)     (0.20)    (0.11)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $7.42     $7.32     $7.72    $5.61      $7.20     $6.27
===============================================================================================
  TOTAL RETURN(3)                       2.14%    10.30%    40.93%  (19.70)%    18.19%    19.24%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                0.79%(4)     0.79%     0.80%     0.80%     0.80%     0.80%
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                2.02%(4)     1.36%     1.46%     1.38%     1.31%     1.91%
----------------------------------
Portfolio Turnover Rate                   72%      130%      122%      102%      151%      150%
----------------------------------
Net Assets, End of Period
(in thousands)                       $293,162  $251,812  $223,282  $179,196  $226,681  $186,987
-----------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
31

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS
---------------------------------------------------------------------------------------------------
                                         2005(1)   2005       2004     2003       2002      2001
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $7.31     $7.72      $5.60    $7.19      $6.27     $5.36
---------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income(2)                0.06      0.07       0.07     0.06       0.06      0.08
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  0.08      0.64       2.19    (1.49)      1.03      0.92
---------------------------------------------------------------------------------------------------
  Total From Investment Operations        0.14      0.71       2.26    (1.43)      1.09      1.00
---------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income             (0.04)    (0.07)     (0.06)   (0.06)     (0.06)    (0.09)
------------------------------------
  From Net Realized Gains                   --     (1.05)     (0.08)   (0.10)     (0.11)       --
---------------------------------------------------------------------------------------------------
  Total Distributions                    (0.04)    (1.12)     (0.14)   (0.16)     (0.17)    (0.09)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $7.41     $7.31      $7.72    $5.60      $7.19     $6.27
===================================================================================================
  TOTAL RETURN(3)                         1.90%     9.67%     40.56%  (20.07)%    17.51%    18.72%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.24%(4)     1.24%     1.25%      1.25%     1.25%     1.25%
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                  1.57%(4)     0.91%     1.01%      0.94%     0.86%     1.46%
------------------------------------
Portfolio Turnover Rate                     72%      130%      122%       102%      151%      150%
------------------------------------
Net Assets, End of Period
(in thousands)                         $239,982  $236,960  $403,212   $210,984  $208,311  $102,357
---------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
32

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                          A CLASS
--------------------------------------------------------------------------------
                                            2005(1)   2005     2004     2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $7.31    $7.72    $5.60    $5.77
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income(3)                    0.06     0.07     0.07     0.01
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)     0.08     0.64     2.19    (0.16)
--------------------------------------------------------------------------------
  Total From Investment Operations            0.14     0.71     2.26    (0.15)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                 (0.04)   (0.07)   (0.06)   (0.02)
-----------------------------------------
  From Net Realized Gains                       --    (1.05)   (0.08)      --
--------------------------------------------------------------------------------
  Total Distributions                        (0.04)   (1.12)   (0.14)   (0.02)
--------------------------------------------------------------------------------
Net Asset Value, End of Period               $7.41    $7.31    $7.72    $5.60
================================================================================
  TOTAL RETURN(4)                             1.90%    9.67%   40.55%   (2.67)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.24%(5)    1.24%    1.25%  1.25%(5)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                      1.57%(5)    0.91%    1.01%  0.62%(5)
-----------------------------------------
Portfolio Turnover Rate                         72%     130%     122%   102%(6)
-----------------------------------------
Net Assets, End of Period (in thousands)    $63,589  $48,330  $15,029      $385
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  January 31, 2003 (commencement of sale) through March 31, 2003.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
33

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------
                                                               B CLASS
---------------------------------------------------------------------------------------
                                               2005(1)   2005     2004        2003(2)
---------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $7.31    $7.73    $5.61        $5.77
---------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(3)               0.03     0.01     0.01         --(4)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)       0.08     0.65     2.20        (0.15)
---------------------------------------------------------------------------------------
  Total From Investment Operations              0.11     0.66     2.21        (0.15)
---------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                   (0.01)   (0.03)   (0.01)       (0.01)
------------------------------------------
  From Net Realized Gains                        --     (1.05)   (0.08)          --
---------------------------------------------------------------------------------------
  Total Distributions                          (0.01)   (1.08)   (0.09)       (0.01)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $7.41    $7.31    $7.73         $5.61
=======================================================================================
  TOTAL RETURN(5)                               1.52%    8.93%   39.51%        (2.59)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        1.99%(6)    1.99%    2.00%    1.98%(6)(7)
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                        0.82%(6)    0.16%    0.26%  (0.17)%(6)(7)
------------------------------------------
Portfolio Turnover Rate                           72%     130%     122%        102%(8)
------------------------------------------
Net Assets, End of Period (in thousands)       $6,216   $5,059   $2,656            $91
---------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  January 31, 2003 (commencement of sale) through March 31, 2003.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees. Had fees not been waived, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment loss to average net assets would have been 2.00% and (0.19)%, respectively.

(8)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
34

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------
                                                                  C CLASS
------------------------------------------------------------------------------------------------
                                               2005(1)   2005     2004     2003         2002(2)
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $7.27    $7.70    $5.58    $7.18        $6.90
------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(3)                0.03     0.01     0.02     0.01         --(4)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)        0.08     0.64     2.19    (1.50)        0.42
------------------------------------------------------------------------------------------------
  Total From Investment Operations               0.11     0.65     2.21    (1.49)        0.42
------------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                    (0.01)   (0.03)   (0.01)   (0.01)       (0.03)
------------------------------------------
  From Net Realized Gains                          --    (1.05)   (0.08)   (0.10)       (0.11)
------------------------------------------------------------------------------------------------
  Total Distributions                           (0.01)   (1.08)   (0.09)   (0.11)       (0.14)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $7.37    $7.27    $7.70    $5.58        $7.18
================================================================================================
  TOTAL RETURN(5)                                1.53%    8.84%   39.73%  (20.90)%       6.33%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.99%(6)    1.99%    2.00%     2.00%    2.00%(6)
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                         0.82%(6)    0.16%    0.26%     0.19%  (0.06)%(6)
------------------------------------------
Portfolio Turnover Rate                            72%     130%     122%      102%     151%(7)
------------------------------------------
Net Assets, End of Period (in thousands)       $16,950  $13,885   $6,613    $2,461      $1,866
------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  June 4, 2001 (commencement of sale) through March 31, 2002.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
35

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                        R CLASS
--------------------------------------------------------------------------------
                                                                        2005(1)
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $7.60
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
  Net Investment Income(2)                                               0.01
------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                               (0.18)
--------------------------------------------------------------------------------
  Total From Investment Operations                                      (0.17)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------
  From Net Investment Income                                            (0.02)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $7.41
================================================================================
  TOTAL RETURN(3)                                                       (2.27)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.49%(4)
------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets            1.17%(4)
------------------------------------------------------------
Portfolio Turnover Rate                                                  72%(5)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                    $24
--------------------------------------------------------------------------------

(1)  July 29, 2005 (commencement of sale) through September 30, 2005
     (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the six months ended September 30, 2005.

See Notes to Financial Statements.

------
36

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
------------------------------------------------------------------------------------------------
                                        2005(1)    2005      2004     2003      2002     2001
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $6.39     $5.89     $4.29    $5.53     $5.08    $4.59
------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income(2)                0.05      0.12      0.09     0.08      0.07     0.08
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  0.19      0.51      1.59    (1.25)     0.45     0.48
------------------------------------------------------------------------------------------------
  Total From Investment Operations        0.24      0.63      1.68    (1.17)     0.52     0.56
------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income             (0.05)    (0.11)    (0.08)   (0.07)    (0.07)   (0.07)
------------------------------------
  From Net Realized Gains                   --     (0.02)       --       --        --       --
------------------------------------------------------------------------------------------------
  Total Distributions                    (0.05)    (0.13)    (0.08)   (0.07)    (0.07)   (0.07)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $6.58     $6.39     $5.89    $4.29     $5.53    $5.08
================================================================================================
  TOTAL RETURN(3)                         3.73%    10.73%    39.34%  (21.19)%   10.20%   12.38%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.84%(4)     0.87%     0.90%     0.90%    0.90%    0.90%
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                  1.61%(4)     1.90%     1.58%     1.75%    1.34%    1.62%
------------------------------------
Portfolio Turnover Rate                      8%       18%       14%       30%      34%      55%
------------------------------------
Net Assets, End of Period
(in thousands)                         $881,855  $659,277  $350,516  $152,641  $69,961  $19,348
------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
37

Large Company Value -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------
                                                       INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------
                                         2005(1)    2005      2004    2003      2002(2)
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $6.39     $5.89     $4.29   $5.53      $5.44
----------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income(3)                 0.06      0.13      0.10    0.09       0.06
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   0.18      0.51      1.59   (1.25)      0.08
----------------------------------------------------------------------------------------
  Total From Investment Operations         0.24      0.64      1.69   (1.16)      0.14
----------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income              (0.05)    (0.12)    (0.09)  (0.08)     (0.05)
-------------------------------------
  From Net Realized Gains                    --     (0.02)       --      --         --
----------------------------------------------------------------------------------------
  Total Distributions                     (0.05)    (0.14)    (0.09)  (0.08)     (0.05)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period            $6.58     $6.39     $5.89   $4.29      $5.53
========================================================================================
  TOTAL RETURN(4)                          3.83%    10.94%    39.61% (21.03)%     2.69%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   0.64%(5)     0.67%     0.70%    0.70%  0.70%(5)
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                   1.81%(5)     2.10%     1.78%    1.95%  1.74%(5)
-------------------------------------
Portfolio Turnover Rate                       8%       18%       14%      30%    34%(6)
-------------------------------------
Net Assets, End of Period
(in thousands)                          $472,276  $438,518  $151,622  $21,110    $2,632
----------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  August 10, 2001 (commencement of sale) through March 31, 2002.

(3)  Computed using the average shares throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
38

Large Company Value -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------
                                                         ADVISOR CLASS
---------------------------------------------------------------------------------------------
                                      2005(1)   2005     2004      2003     2002     2001(2)
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $6.39    $5.89    $4.29     $5.53    $5.08     $4.69
---------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Income(3)             0.04      0.10     0.07      0.07     0.06      0.03
----------------------------------
  Net Realized and
  Unrealized Gain (Loss)               0.19      0.51     1.60     (1.25)    0.44      0.39
---------------------------------------------------------------------------------------------
  Total From Investment Operations     0.23      0.61     1.67     (1.18)    0.50      0.42
---------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income          (0.04)    (0.09)   (0.07)    (0.06)   (0.05)    (0.03)
----------------------------------
  From Net Realized Gains                --     (0.02)      --        --       --        --
---------------------------------------------------------------------------------------------
  Total Distributions                 (0.04)    (0.11)   (0.07)    (0.06)   (0.05)    (0.03)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $6.58     $6.39    $5.89     $4.29    $5.53     $5.08
=============================================================================================
  TOTAL RETURN(4)                      3.60%    10.45%   38.99%   (21.38)%   9.93%     8.94%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               1.09%(5)     1.12%    1.15%      1.15%   1.15%  1.15%(5)
----------------------------------
Ratio of Net Investment Income
to Average Net Assets               1.36%(5)     1.65%    1.33%      1.50%   1.09%  1.53%(5)
----------------------------------
Portfolio Turnover Rate                   8%       18%      14%        30%     34%    55%(6)
----------------------------------
Net Assets, End of Period
(in thousands)                      $154,257  $104,612  $19,265     $1,090      $6      $121
---------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  October 26, 2000 (commencement of sale) through March 31, 2001.

(3)  Computed using the average shares throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2001.

See Notes to Financial Statements.

------
39

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------
                                                             A CLASS
-----------------------------------------------------------------------------------
                                               2005(1)   2005     2004     2003(2)
-----------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $6.39     $5.90    $4.29    $4.46
-----------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(3)                      0.04      0.10     0.07     0.01
------------------------------------------
  Net Realized and Unrealized Gain (Loss)       0.19      0.50     1.61    (0.17)
-----------------------------------------------------------------------------------
  Total From Investment Operations              0.23      0.60     1.68    (0.16)
-----------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                   (0.04)    (0.09)   (0.07)   (0.01)
------------------------------------------
  From Net Realized Gains                         --     (0.02)      --       --
-----------------------------------------------------------------------------------
  Total Distributions                          (0.04)    (0.11)   (0.07)   (0.01)
-----------------------------------------------------------------------------------
Net Asset Value, End of Period                 $6.58     $6.39    $5.90    $4.29
===================================================================================
  TOTAL RETURN(4)                               3.60%    10.25%   39.22%   (3.49)%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        1.09%(5)     1.12%    1.15%  1.15%(5)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                        1.36%(5)     1.65%    1.33%  1.79%(5)
------------------------------------------
Portfolio Turnover Rate                            8%       18%      14%    30%(6)
------------------------------------------
Net Assets, End of Period (in thousands)     $273,695  $245,416  $92,171    $3,733
-----------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  January 31, 2003 (commencement of sale) through March 31, 2003.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
40

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------
                                                                   B CLASS
-------------------------------------------------------------------------------------------
                                                   2005(1)    2005      2004     2003(2)
-------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $6.41    $5.91     $4.29       $4.46
-------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income(3)                          0.02     0.05      0.03        0.01
-------------------------------------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)           0.17     0.52      1.62       (0.17)
-------------------------------------------------------------------------------------------
  Total From Investment Operations                  0.19     0.57      1.65       (0.16)
-------------------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------------------------------------
  From Net Investment Income                       (0.01)   (0.05)    (0.03)      (0.01)
-------------------------------------------------------------------------------------------
  From Net Realized Gains                             --    (0.02)       --          --
-------------------------------------------------------------------------------------------
  Total Distributions                              (0.01)   (0.07)    (0.03)      (0.01)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $6.59    $6.41     $5.91       $4.29
===========================================================================================
  TOTAL RETURN(4)                                   3.04%    9.59%    38.41%      (3.58)%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            1.84%(5)    1.87%     1.90%  1.88%(5)(6)
--------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                            0.61%(5)    0.90%     0.58%  0.74%(5)(6)
--------------------------------------------
Portfolio Turnover Rate                                8%      18%       14%       30%(7)
--------------------------------------------
Net Assets, End of Period (in thousands)          $15,189  $13,009    $5,642          $88
-------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  January 31, 2003 (commencement of sale) through March 31, 2003.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees. Had fees not been waived, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income to average net assets would have been 1.90% and 0.72%, respectively.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
41

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                                  C CLASS
--------------------------------------------------------------------------------------------
                                              2005(1)   2005     2004     2003      2002(2)
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $6.39     $5.89    $4.28    $5.53      $5.14
--------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(3)                     0.02      0.05     0.03     0.03       0.01
------------------------------------------
  Net Realized and Unrealized Gain (Loss)      0.17      0.52     1.61    (1.25)      0.39
--------------------------------------------------------------------------------------------
  Total From Investment Operations             0.19      0.57     1.64    (1.22)      0.40
--------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                  (0.01)    (0.05)   (0.03)   (0.03)     (0.01)
------------------------------------------
  From Net Realized Gains                        --     (0.02)      --       --         --
--------------------------------------------------------------------------------------------
  Total Distributions                         (0.01)    (0.07)   (0.03)   (0.03)     (0.01)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $6.57     $6.39    $5.89    $4.28      $5.53
============================================================================================
  TOTAL RETURN(4)                              3.05%     9.62%   38.27%  (22.13)%     7.78%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       1.84%(5)     1.87%    1.90%     1.90%  1.90%(5)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                       0.61%(5)     0.90%    0.58%     0.75%  0.33%(5)
------------------------------------------
Portfolio Turnover Rate                           8%       18%      14%       30%    34%(6)
------------------------------------------
Net Assets, End of Period (in thousands)     $54,200   $40,789  $11,030    $1,163      $257
--------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  November 7, 2001 (commencement of sale) through March 31, 2002.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
42

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           R CLASS
--------------------------------------------------------------------------------
                                               2005(1)       2005     2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $6.39       $5.89      $5.18
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(3)                       0.04        0.09       0.03
------------------------------------------
  Net Realized and Unrealized Gain (Loss)        0.18        0.51       0.72
--------------------------------------------------------------------------------
  Total From Investment Operations               0.22        0.60       0.75
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                    (0.03)      (0.08)     (0.04)
------------------------------------------
  From Net Realized Gains                          --       (0.02)        --
--------------------------------------------------------------------------------
  Total Distributions                           (0.03)      (0.10)     (0.04)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $6.58       $6.39      $5.89
================================================================================
  TOTAL RETURN(4)                                3.47%      10.17%     14.63%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.34%(5)    1.33%(6)   1.40%(5)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                         1.11%(5)    1.44%(6)   0.77%(5)
------------------------------------------
Portfolio Turnover Rate                             8%         18%     14%(7)
------------------------------------------
Net Assets, End of Period (in thousands)        $9,738      $2,143       $168
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  August 29, 2003 (commencement of sale) through March 31, 2004.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  During the year ended March 31, 2005, the class received a partial reimbursement of its distribution and service fee. Had fees not been reimbursed, the ratio of operating expenses to average net assets and ratio of net investment income to average net assets would have been
     1.37% and 1.40%, respectively.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2004.

See Notes to Financial Statements.

------
43

Approval of Management Agreements for Value and Large Company Value

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors (the "Directors") each year. At
American Century, this process -- referred to as the "15(c) Process" -- involves at least two board meetings spanning a 30 to 60 day period each year. In addition to this annual review, the board of directors and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services the advisor performs on behalf of the fund. At these meetings the board reviews fund performance, shareholder services and feedback, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also hold special meetings, as needed.

Under a new Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for its board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year, the Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "Independent 15(c) Providers") concerning Value and Large Company Value
(collectively, the "funds") and the services provided to the funds under the management agreement. The information included, but was not limited to:

*    the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

*    reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and its shareholders on a routine and non-routine basis;

*    data comparing the cost of owning the funds to the cost of owning similar funds;

*    data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

*    financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

*    data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two regularly scheduled meetings and two special meetings to review and discuss the information provided by the advisor and the Independent 15(c) Providers and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors met on several occasions in private session to review and discuss the information provided and evaluate the advisor's performance as manager of the funds.

                                                                    (continued)

------
44

Approval of Management Agreements for Value and Large Company Value

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
Independent 15(c) Providers, and its independent counsel and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

*    fund construction and design

*    portfolio security selection

*    initial capitalization/funding

*    securities trading

*    custody of fund assets

*    daily valuation of the funds' portfolios

*    shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

*    legal services

*    regulatory and portfolio compliance

*    financial reporting

*    marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objective and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and a peer group of funds managed similarly to the funds. If performance concerns are identified, the Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts

                                                                    (continued)

------
45

Approval of Management Agreements for Value and Large Company Value

being undertaken to improve performance. Annually, the Directors review detailed performance information, as provided by the Independent 15(c) Providers, comparing the funds' performance with that of similar funds not managed by the advisor. During the past year, Value's performance was near the median of its peer group and Large Company Value's performance was above the median. For the three year period, both Value's and Large Company Value's performance was above the median of their peer groups.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review.
These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally considered the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is further complicated by the fact that the advisor is required to make a continuing reinvestment in the business to provide additional content and services for fund shareholders. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing

                                                                    (continued)

------
46

Approval of Management Agreements for Value and Large Company Value

various services to the funds, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing any economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds'
independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing the funds' unified fee to the total expense ratio of other funds in the funds' peer group. The unified fee charged to shareholders of each fund was below the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also

                                                                    (continued)

------
47

Approval of Management Agreements for Value and Large Company Value

determined that the advisor is able to provide investment management services to clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are modest in comparison to the funds and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists by accelerating fee reductions as breakpoints are reached at lower fund asset levels.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the Directors, assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor and the
Independent 15(c) Providers: (i) concluded that the investment management agreement between Large Company Value and the advisor is fair and reasonable in light of the services provided and should be renewed; and (ii) negotiated changes to the breakpoint schedule used to calculate the management fee of
Value. These changes were proposed by the Directors based on their review of the competitive changes in the mutual fund marketplace and their review of financial information provided by the advisor. The new schedule, effective July 29, 2005, will accelerate management fee reductions at lower asset levels than under the existing structure. Following these negotiations with the advisor, the Directors concluded that the investment management agreement between Value and the advisor, amended as described above, is fair and reasonable in light of the services provided and should be renewed.

------
48

Share Class Information

Seven classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, C Class and R Class. The
total expense ratio of Institutional Class shares is lower than that of Investor
Class shares. The expense ratios of Advisor, A, B, C and R Class shares are higher that that of Investor Class shares. THE FUNDS ARE CLOSED TO NEW
SELF-DIRECTED RETAIL INVESTORS BUT ARE AVAILABLE THROUGH FINANCIAL
INTERMEDIARIES. SELF-DIRECTED RETAIL INVESTORS WITH OPEN ACCOUNTS MAY MAKE
ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AS
LONG AS SUCH ACCOUNTS REMAIN OPEN.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A
Class shares. The unified management fee for A Class shares is the same as for
Investor Class shares. A Class shares also are subject to a 0.25% annual Rule
12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during

                                                                    (continued)

------
49

Share Class Information

the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares
(with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
50

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
51

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LIPPER MULTI-CAP VALUE INDEX is an equally-weighted index of, typically, the
30 largest mutual funds that use a value investment strategy to purchase securities of companies of all market capitalizations.

The RUSSELL 1000(reg.tm) VALUE INDEX measures the performance of those Russell
1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL 3000(reg.tm) VALUE INDEX measures the performance of those Russell
3000(reg.tm) Index companies (the 3,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
52

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                     PRSRT STD
P.O. Box 419200                                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
                                                                 COMPANIES

The American Century Investments logo,
American Century and American Century
Investments are service marks
of American Century Proprietary            American Century Investment
Holdings, Inc.                             Services, Inc., Distributor

0511                                       (c)2005 American Century Proprietary
SH-SAN-45972S                              Holdings, Inc. All rights reserved.

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

SEPTEMBER 30, 2005

Equity Index Fund

[american century investments logo and text logo]

Our Message to You  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

EQUITY INDEX

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                JAMES E. STOWERS III
              WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Equity Index
Fund for the six months ended September 30, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the annual report dated March
31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Equity Index - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                             ----------------------
                                             AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------
                                                          SINCE      INCEPTION
                      6 MONTHS(1)   1 YEAR    5 YEARS   INCEPTION       DATE
-------------------------------------------------------------------------------
INVESTOR CLASS          4.93%       11.87%    -1.92%      0.92%       2/26/99
-------------------------------------------------------------------------------
S&P 500 INDEX(2)        5.02%       12.25%    -1.49%      1.42%         --
-------------------------------------------------------------------------------
Institutional Class     4.81%       11.84%    -1.76%      1.12%       2/26/99
-------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
2

Equity Index - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 26, 1999

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
-------------------------------------------------------------------------------
                  1999*    2000      2001      2002     2003     2004     2005
-------------------------------------------------------------------------------
Investor Class    4.02%   12.54%   -26.89%   -20.61%   23.56%   13.14%   11.87%
-------------------------------------------------------------------------------
S&P 500 Index     4.38%   13.28%   -26.62%   -20.49%   24.40%   13.87%   12.25%
-------------------------------------------------------------------------------

* From 2/26/99, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Equity Index - Portfolio Commentary

BARCLAYS GLOBAL FUND ADVISORS: THE SUBADVISOR FOR THE EQUITY INDEX FUND.

PERFORMANCE SUMMARY

For the six months ended September 30, 2005, Equity Index returned 4.93%*, compared with the 5.02% return of the benchmark it tracks, the S&P 500 Index.
The portfolio's results reflect operating expenses, whereas the index return does not.

STOCK MARKET REVIEW

U.S. stocks posted positive results during the six-month period despite a series of challenges. Obstacles facing the market included soaring oil prices, which rose to a record high of more than $70 a barrel; four short-term interest rate hikes by the Federal Reserve, which boosted short-term rates to their highest level in more than four years; and two destructive hurricanes that wreaked havoc along the Gulf Coast.

On the positive side, many public companies reported profit growth that exceeded expectations, extending the S&P 500's streak of double-digit earnings growth to
12 consecutive quarters. In addition, the economy continued to grow at a solid
3-4% annual rate, and merger activity increased markedly.

For the six months, the large-cap S&P 500 returned 5.02%, while the small- and mid-cap market benchmarks posted even better results. Value stocks generally maintained their dominance over growth during the period--the S&P 500/ BARRA
Value Index returned 6.11%, while the S&P 500/BARRA Growth Index returned 3.92%.

ENERGY AND UTILITIES SOARED

Continuing a trend that began in early 2004, the energy and utilities sectors posted the highest total returns. Seven of the top 20 contributors to fund performance were energy stocks, which gained more than 20% as a group during the six-month period. The top individual contributors included Exxon Mobil, the portfolio's largest holding, and ConocoPhillips, which returned 31%.

In the utilities sector, electric utility TXU remained the top performer, gaining 44%. After hiring a new CEO in early 2004, TXU has restructured its operations by selling off underperforming assets, paying down debt, and raising its dividend. The end result has been a 400% return over the past two years.

TECHNOLOGY AND FINANCIALS GAINED

Other sectors that performed well during the six-month period were two

TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/05               3/31/05
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         3.6%                  3.5%
--------------------------------------------------------------------------------
General Electric Co.                      3.2%                  3.5%
--------------------------------------------------------------------------------
Microsoft Corporation                     2.1%                  2.2%
--------------------------------------------------------------------------------
Citigroup Inc.                            2.1%                  2.1%
--------------------------------------------------------------------------------
Johnson & Johnson                         1.7%                  1.8%
--------------------------------------------------------------------------------
Pfizer, Inc.                              1.6%                  1.8%
--------------------------------------------------------------------------------
Bank of America Corp.                     1.5%                  1.6%
--------------------------------------------------------------------------------
American International
Group, Inc.                               1.4%                  1.3%
--------------------------------------------------------------------------------
Altria Group Inc.                         1.4%                  1.2%
--------------------------------------------------------------------------------
Procter & Gamble
Co. (The)                                 1.4%                  1.2%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

Total returns for periods less than one year are not annualized.    (continued)

------
4

Equity Index - Portfolio Commentary

previously underperforming sectors--information technology and financials. The advance in technology stocks was led by communications equipment companies, including cell phone maker Motorola, wireless technology company QUALCOMM, and fiber optics manufacturer Corning. The best individual performance contributor in the technology sector was Hewlett-Packard, which reported better-than-expected earnings thanks to renewed profitability in the company's
PC and server businesses.

In the financial sector, insurance companies performed best as hurricane damage costs were offset by strong balance sheets and the likelihood of higher premiums. American International Group was the top contributor as the company's main business emerged largely unscathed from an accounting investigation that forced out the company's top executives in late 2004.

The fund's top individual contributor to performance was biotechnology firm
Amgen. The company reported earnings that exceeded expectations by a wide margin and raised full-year profit guidance as sales of its flagship drugs rose sharply.

ECONOMICALLY SENSITIVE SECTORS DECLINED

Only three sectors of the portfolio produced negative returns for the period--materials, consumer discretionary, and industrials. The materials sector posted the sharpest declines, largely because of chemicals stocks. DuPont and
Dow Chemical were among the biggest detractors from fund performance; both companies sustained costly hurricane damage to manufacturing plants along the
Gulf Coast.

In the consumer discretionary sector, media stocks detracted the most from performance, led by entertainment purveyor Walt Disney and cable operator
Comcast. Discount retailers in the consumer discretionary and consumer staples sectors--such as Family Dollar and Dollar General, as well as the portfolio's biggest detractor, Wal-Mart--also declined as higher gas prices adversely impacted their customer base.

The major industrial conglomerates, including General Electric and Tyco, led the decline in the industrial sector.

PORTFOLIO STRATEGY

Going forward, the fund will continue to focus on matching, as closely as possible, the investment characteristics and performance of the S&P 500.

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/05               3/31/05
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                          8.6%                  7.5%
--------------------------------------------------------------------------------
Pharmaceuticals                           6.6%                  6.9%
--------------------------------------------------------------------------------
Commerical Banks                          5.4%                  5.7%
--------------------------------------------------------------------------------
Insurance                                 4.5%                  4.1%
--------------------------------------------------------------------------------
Industrial Conglomerates                  4.3%                  4.8%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        9/30/05               3/31/05
--------------------------------------------------------------------------------
Common Stocks
& Futures                               100.8%                 99.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               0.1%                  0.2%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                         (0.9)%                  0.1%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       EXPENSES PAID
                       BEGINNING         ENDING       DURING PERIOD*  ANNUALIZED
                     ACCOUNT VALUE    ACCOUNT VALUE      4/1/05 -       EXPENSE
                        4/1/05           9/30/05          9/30/05       RATIO*
--------------------------------------------------------------------------------
EQUITY INDEX SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000          $1,049.30         $2.52         0.49%
--------------------------------------------------------------------------------
Institutional Class     $1,000          $1,048.10         $1.49         0.29%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000          $1,022.61         $2.48         0.49%
--------------------------------------------------------------------------------
Institutional Class     $1,000          $1,023.61         $1.47         0.29%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
7

Equity Index - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.3%

AEROSPACE & DEFENSE -- 2.2%
--------------------------------------------------------------------------------
   57,612    Boeing Co.                                             $  3,914,734
--------------------------------------------------------------------------------
   14,105    General Dynamics Corp.                                    1,686,253
--------------------------------------------------------------------------------
    8,502    Goodrich Corporation                                        376,979
--------------------------------------------------------------------------------
   60,021    Honeywell International Inc.                              2,250,788
--------------------------------------------------------------------------------
    8,315    L-3 Communications
             Holdings, Inc.                                              657,467
--------------------------------------------------------------------------------
   25,684    Lockheed Martin Corp.                                     1,567,751
--------------------------------------------------------------------------------
   25,051    Northrop Grumman Corp.                                    1,361,522
--------------------------------------------------------------------------------
   31,657    Raytheon Company                                          1,203,599
--------------------------------------------------------------------------------
   12,271    Rockwell Collins                                            592,935
--------------------------------------------------------------------------------
   71,945    United Technologies Corp.                                 3,729,629
--------------------------------------------------------------------------------
                                                                      17,341,657
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.9%
--------------------------------------------------------------------------------
   21,249    FedEx Corporation                                         1,851,425
--------------------------------------------------------------------------------
    4,459    Ryder System, Inc.                                          152,587
--------------------------------------------------------------------------------
   77,748    United Parcel Service, Inc. Cl B                          5,374,720
--------------------------------------------------------------------------------
                                                                       7,378,732
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
   49,231    Southwest Airlines Co.                                      731,080
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.2%
--------------------------------------------------------------------------------
    4,415    Cooper Tire & Rubber                                         67,417
--------------------------------------------------------------------------------
   10,588    Dana Corp.                                                   99,633
--------------------------------------------------------------------------------
   39,188    Delphi Corp.                                                108,159
--------------------------------------------------------------------------------
   12,239    Goodyear Tire & Rubber
             Co. (The)(1)                                                190,806
--------------------------------------------------------------------------------
   13,496    Johnson Controls, Inc.                                      837,426
--------------------------------------------------------------------------------
    8,884    Visteon Corp.                                                86,886
--------------------------------------------------------------------------------
                                                                       1,390,327
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.4%
--------------------------------------------------------------------------------
  129,986    Ford Motor Company                                        1,281,662
--------------------------------------------------------------------------------
   39,668    General Motors Corp.                                      1,214,237
--------------------------------------------------------------------------------
   19,425    Harley-Davidson, Inc.                                       940,947
--------------------------------------------------------------------------------
                                                                       3,436,846
--------------------------------------------------------------------------------
BEVERAGES -- 2.2%
--------------------------------------------------------------------------------
   54,523    Anheuser-Busch Companies, Inc.                            2,346,670
--------------------------------------------------------------------------------
    5,958    Brown-Forman Corp.                                          354,739
--------------------------------------------------------------------------------
  146,021    Coca-Cola Company (The)                                   6,306,647
--------------------------------------------------------------------------------
   21,570    Coca-Cola Enterprises                                       420,615
--------------------------------------------------------------------------------
   13,821    Constellation Brands Inc.(1)                                359,346
--------------------------------------------------------------------------------
    4,134    Molson Coors Brewing Co.                                    264,617
--------------------------------------------------------------------------------
   10,027    Pepsi Bottling Group Inc.                                   286,271
--------------------------------------------------------------------------------
  117,256    PepsiCo, Inc.                                             6,649,588
--------------------------------------------------------------------------------
                                                                      16,988,493
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.5%
--------------------------------------------------------------------------------
   86,641    Amgen Inc.(1)                                             6,902,688
--------------------------------------------------------------------------------
   13,744    Applera Corporation-Applied
             Biosystems Group                                            319,411
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

   23,755    Biogen Idec Inc.(1)                                    $    937,847
--------------------------------------------------------------------------------
    7,830    Chiron Corp.(1)                                             341,545
--------------------------------------------------------------------------------
   18,005    Genzyme Corp.(1)                                          1,289,878
--------------------------------------------------------------------------------
   31,986    Gilead Sciences, Inc.(1)                                  1,559,637
--------------------------------------------------------------------------------
   17,061    MedImmune, Inc.(1)                                          574,103
--------------------------------------------------------------------------------
                                                                      11,925,109
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
   12,846    American Standard
             Companies Inc.                                              597,981
--------------------------------------------------------------------------------
   30,221    Masco Corp.                                                 927,181
--------------------------------------------------------------------------------
                                                                       1,525,162
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.9%
--------------------------------------------------------------------------------
   54,619    Bank of New York Co.,
             Inc. (The)                                                1,606,345
--------------------------------------------------------------------------------
    7,833    Bear Stearns Companies
             Inc. (The)                                                  859,672
--------------------------------------------------------------------------------
   25,963    E*TRADE Group Inc.(1)                                       456,949
--------------------------------------------------------------------------------
    6,190    Federated Investors Inc.                                    205,694
--------------------------------------------------------------------------------
   10,523    Franklin Resources, Inc.                                    883,511
--------------------------------------------------------------------------------
   32,646    Goldman Sachs Group,
             Inc. (The)                                                3,969,101
--------------------------------------------------------------------------------
   15,578    Janus Capital Group Inc.                                    225,102
--------------------------------------------------------------------------------
   19,076    Lehman Brothers Holdings Inc.                             2,221,972
--------------------------------------------------------------------------------
   29,170    Mellon Financial Corp.                                      932,565
--------------------------------------------------------------------------------
   65,048    Merrill Lynch & Co., Inc.                                 3,990,694
--------------------------------------------------------------------------------
   76,255    Morgan Stanley                                            4,113,194
--------------------------------------------------------------------------------
   13,196    Northern Trust Corp.                                        667,058
--------------------------------------------------------------------------------
   73,532    Schwab (Charles) Corp.                                    1,061,067
--------------------------------------------------------------------------------
   23,206    State Street Corp.                                        1,135,238
--------------------------------------------------------------------------------
    9,089    T. Rowe Price Group Inc.                                    593,512
--------------------------------------------------------------------------------
                                                                      22,921,674
--------------------------------------------------------------------------------
CHEMICALS -- 1.5%
--------------------------------------------------------------------------------
   15,624    Air Products & Chemicals, Inc.                              861,507
--------------------------------------------------------------------------------
    5,183    Ashland Inc.                                                286,309
--------------------------------------------------------------------------------
   67,713    Dow Chemical Co.                                          2,821,600
--------------------------------------------------------------------------------
   69,829    du Pont (E.I.) de
             Nemours & Co.                                             2,735,202
--------------------------------------------------------------------------------
    5,674    Eastman Chemical Company                                    266,508
--------------------------------------------------------------------------------
   13,172    Ecolab Inc.                                                 420,582
--------------------------------------------------------------------------------
    8,285    Engelhard Corporation                                       231,234
--------------------------------------------------------------------------------
    7,875    Hercules Inc.(1)                                             96,233
--------------------------------------------------------------------------------
    5,791    International Flavors
             & Fragrances Inc.                                           206,391
--------------------------------------------------------------------------------
   18,842    Monsanto Co.                                              1,182,336
--------------------------------------------------------------------------------
   11,828    PPG Industries, Inc.                                        700,099
--------------------------------------------------------------------------------
   22,674    Praxair, Inc.                                             1,086,765
--------------------------------------------------------------------------------
   10,397    Rohm and Haas Co.                                           427,629
--------------------------------------------------------------------------------
    4,839    Sigma-Aldrich Corp.                                         309,986
--------------------------------------------------------------------------------
                                                                      11,632,381
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Equity Index - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 5.4%
--------------------------------------------------------------------------------
   24,697    AmSouth Bancorporation                                 $    623,846
--------------------------------------------------------------------------------
  282,175    Bank of America Corp.                                    11,879,567
--------------------------------------------------------------------------------
   38,415    BB&T Corporation                                          1,500,106
--------------------------------------------------------------------------------
   11,630    Comerica Inc.                                               685,007
--------------------------------------------------------------------------------
    8,707    Compass Bancshares Inc.                                     399,042
--------------------------------------------------------------------------------
   39,020    Fifth Third Bancorp                                       1,433,205
--------------------------------------------------------------------------------
    8,721    First Horizon National Corp.                                317,008
--------------------------------------------------------------------------------
   15,984    Huntington Bancshares Inc.                                  359,160
--------------------------------------------------------------------------------
   28,698    KeyCorp                                                     925,511
--------------------------------------------------------------------------------
    5,748    M&T Bank Corp.                                              607,621
--------------------------------------------------------------------------------
   14,668    Marshall & Ilsley Corp.                                     638,205
--------------------------------------------------------------------------------
   40,163    National City Corp.                                       1,343,051
--------------------------------------------------------------------------------
   33,538    North Fork Bancorporation, Inc.                             855,219
--------------------------------------------------------------------------------
   20,393    PNC Financial Services Group                              1,183,202
--------------------------------------------------------------------------------
   32,292    Regions Financial Corp.                                   1,004,927
--------------------------------------------------------------------------------
   25,440    SunTrust Banks, Inc.                                      1,766,808
--------------------------------------------------------------------------------
   21,838    Synovus Financial Corp.                                     605,349
--------------------------------------------------------------------------------
  128,315    U.S. Bancorp                                              3,603,085
--------------------------------------------------------------------------------
  110,756    Wachovia Corp.                                            5,270,878
--------------------------------------------------------------------------------
  118,537    Wells Fargo & Co.                                         6,942,712
--------------------------------------------------------------------------------
    6,315    Zions Bancorporation                                        449,691
--------------------------------------------------------------------------------
                                                                      42,393,200
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
--------------------------------------------------------------------------------
   16,252    Allied Waste Industries Inc.(1)                             137,329
--------------------------------------------------------------------------------
    7,727    Avery Dennison Corp.                                        404,818
--------------------------------------------------------------------------------
   73,409    Cendant Corporation                                       1,515,162
--------------------------------------------------------------------------------
    9,891    Cintas Corp.                                                406,026
--------------------------------------------------------------------------------
    9,131    Equifax Inc.                                                319,037
--------------------------------------------------------------------------------
    8,456    Monster Worldwide Inc.(1)                                   259,684
--------------------------------------------------------------------------------
   16,080    Pitney Bowes, Inc.                                          671,179
--------------------------------------------------------------------------------
   15,035    R.R. Donnelley & Sons Company                               557,347
--------------------------------------------------------------------------------
   11,844    Robert Half International Inc.                              421,528
--------------------------------------------------------------------------------
   39,515    Waste Management, Inc.                                    1,130,524
--------------------------------------------------------------------------------
                                                                       5,822,634
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.8%
--------------------------------------------------------------------------------
    8,029    ADC Telecommunications, Inc.(1)                             183,543
--------------------------------------------------------------------------------
   11,124    Andrew Corporation(1)                                       124,033
--------------------------------------------------------------------------------
   30,546    Avaya Inc.(1)                                               314,624
--------------------------------------------------------------------------------
   39,355    CIENA Corporation(1)                                        103,897
--------------------------------------------------------------------------------
  448,779    Cisco Systems Inc.(1)                                     8,046,606
--------------------------------------------------------------------------------
   14,151    Comverse Technology, Inc.(1)                                371,747
--------------------------------------------------------------------------------
  103,314    Corning Inc.(1)                                           1,997,060
--------------------------------------------------------------------------------
  114,803    JDS Uniphase Corp.(1)                                       254,863
--------------------------------------------------------------------------------
  311,660    Lucent Technologies Inc.                                  1,012,895
--------------------------------------------------------------------------------
  173,352    Motorola, Inc.                                            3,829,346
--------------------------------------------------------------------------------
  114,478    QUALCOMM Inc.                                             5,122,890
--------------------------------------------------------------------------------
   10,744    Scientific-Atlanta, Inc.                                    403,007
--------------------------------------------------------------------------------
   30,811    Tellabs, Inc.(1)                                            324,132
--------------------------------------------------------------------------------
                                                                      22,088,643
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 3.7%
--------------------------------------------------------------------------------
   58,252    Apple Computer, Inc.(1)                                $  3,122,890
--------------------------------------------------------------------------------
  168,344    Dell Inc.(1)                                              5,757,365
--------------------------------------------------------------------------------
  169,188    EMC Corp.(1)                                              2,189,293
--------------------------------------------------------------------------------
   18,722    Gateway, Inc.(1)                                             50,549
--------------------------------------------------------------------------------
  201,172    Hewlett-Packard Co.                                       5,874,222
--------------------------------------------------------------------------------
  112,066    International Business
              Machines Corp.                                           8,989,934
--------------------------------------------------------------------------------
    8,332    Lexmark International, Inc.(1)                              508,669
--------------------------------------------------------------------------------
   12,858    NCR Corp.(1)                                                410,299
--------------------------------------------------------------------------------
   25,769    Network Appliance, Inc.(1)                                  611,756
--------------------------------------------------------------------------------
    6,492    QLogic Corp.(1)                                             222,026
--------------------------------------------------------------------------------
  239,101    Sun Microsystems, Inc.(1)                                   937,276
--------------------------------------------------------------------------------
                                                                      28,674,279
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.1%
--------------------------------------------------------------------------------
    6,121    Fluor Corp.                                                 394,070
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.1%
--------------------------------------------------------------------------------
    7,175    Vulcan Materials Co.                                        532,457
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 1.4%
--------------------------------------------------------------------------------
   87,130    American Express Co.                                      5,004,747
--------------------------------------------------------------------------------
   20,256    Capital One Financial Corp.                               1,610,757
--------------------------------------------------------------------------------
   88,281    MBNA Corporation                                          2,175,244
--------------------------------------------------------------------------------
   20,762    Providian Financial Corp.(1)                                367,072
--------------------------------------------------------------------------------
   29,295    SLM Corporation                                           1,571,384
--------------------------------------------------------------------------------
                                                                      10,729,204
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.2%
--------------------------------------------------------------------------------
    7,787    Ball Corp.                                                  286,094
--------------------------------------------------------------------------------
    7,460    Bemis Co.                                                   184,262
--------------------------------------------------------------------------------
   10,361    Pactiv Corp.(1)                                             181,525
--------------------------------------------------------------------------------
    5,915    Sealed Air Corp.(1)                                         280,726
--------------------------------------------------------------------------------
    7,768    Temple-Inland Inc.                                          317,323
--------------------------------------------------------------------------------
                                                                       1,249,930
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
   12,235    Genuine Parts Company                                       524,882
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
--------------------------------------------------------------------------------
   10,375    Apollo Group Inc. Cl A(1)                                   688,796
--------------------------------------------------------------------------------
   22,767    Block (H & R), Inc.                                         545,953
--------------------------------------------------------------------------------
                                                                       1,234,749
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.7%
--------------------------------------------------------------------------------
   14,282    CIT Group Inc.                                              645,261
--------------------------------------------------------------------------------
  363,103    Citigroup Inc.                                           16,528,448
--------------------------------------------------------------------------------
  246,689    J.P. Morgan Chase & Co.                                   8,370,158
--------------------------------------------------------------------------------
   26,220    McGraw-Hill Companies,
             Inc. (The)                                                1,259,609
--------------------------------------------------------------------------------
   17,903    Moody's Corp.                                               914,485
--------------------------------------------------------------------------------
   19,810    Principal Financial Group                                   938,400
--------------------------------------------------------------------------------
                                                                      28,656,361
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

Equity Index - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.2%
--------------------------------------------------------------------------------
   56,245    AT&T Corp.                                             $  1,113,651
--------------------------------------------------------------------------------
  128,637    BellSouth Corp.                                           3,383,153
--------------------------------------------------------------------------------
    9,029    CenturyTel Inc.                                             315,834
--------------------------------------------------------------------------------
   24,044    Citizens Communications
             Company                                                     325,796
--------------------------------------------------------------------------------
  109,162    Qwest Communications
             International Inc.(1)                                       447,564
--------------------------------------------------------------------------------
  231,992    SBC Communications Inc.                                   5,560,848
--------------------------------------------------------------------------------
  194,172    Verizon Communications                                    6,347,484
--------------------------------------------------------------------------------
                                                                      17,494,330
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.7%
--------------------------------------------------------------------------------
   11,180    Allegheny Energy, Inc.(1)                                   343,450
--------------------------------------------------------------------------------
   27,572    American Electric Power                                   1,094,608
--------------------------------------------------------------------------------
   13,931    Cinergy Corp.                                               618,676
--------------------------------------------------------------------------------
   22,848    Edison International                                      1,080,253
--------------------------------------------------------------------------------
   14,614    Entergy Corp.                                             1,086,112
--------------------------------------------------------------------------------
   47,068    Exelon Corporation                                        2,515,315
--------------------------------------------------------------------------------
   23,135    FirstEnergy Corp.                                         1,205,796
--------------------------------------------------------------------------------
   27,638    FPL Group, Inc.                                           1,315,569
--------------------------------------------------------------------------------
    6,883    Pinnacle West Capital Corp.                                 303,403
--------------------------------------------------------------------------------
   26,603    PPL Corporation                                             860,075
--------------------------------------------------------------------------------
   17,607    Progress Energy Inc.                                        787,913
--------------------------------------------------------------------------------
   52,407    Southern Co.                                              1,874,074
--------------------------------------------------------------------------------
                                                                      13,085,244
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
--------------------------------------------------------------------------------
   12,086    American Power
             Conversion Corp.                                            313,027
--------------------------------------------------------------------------------
    6,527    Cooper Industries, Ltd.                                     451,277
--------------------------------------------------------------------------------
   28,990    Emerson Electric Co.                                      2,081,482
--------------------------------------------------------------------------------
   12,724    Rockwell Automation Inc.                                    673,100
--------------------------------------------------------------------------------
                                                                       3,518,886
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
--------------------------------------------------------------------------------
   34,658    Agilent Technologies, Inc.(1)                             1,135,049
--------------------------------------------------------------------------------
   12,344    Jabil Circuit, Inc.(1)                                      381,676
--------------------------------------------------------------------------------
   10,485    Molex Inc.                                                  279,740
--------------------------------------------------------------------------------
   36,472    Sanmina-SCI Corp.(1)                                        156,465
--------------------------------------------------------------------------------
   68,749    Solectron Corp.(1)                                          268,809
--------------------------------------------------------------------------------
   17,757    Symbol Technologies, Inc.                                   171,888
--------------------------------------------------------------------------------
    6,220    Tektronix, Inc.                                             156,931
--------------------------------------------------------------------------------
                                                                       2,550,558
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.6%
--------------------------------------------------------------------------------
   23,900    Baker Hughes Inc.                                         1,426,352
--------------------------------------------------------------------------------
   22,625    BJ Services Co.                                             814,274
--------------------------------------------------------------------------------
   35,676    Halliburton Co.                                           2,444,520
--------------------------------------------------------------------------------
   11,035    Nabors Industries Ltd.(1)                                   792,644
--------------------------------------------------------------------------------
   12,153    National Oilwell Varco, Inc.(1)                             799,667
--------------------------------------------------------------------------------
    9,578    Noble Corp.                                                 655,710
--------------------------------------------------------------------------------
    7,581    Rowan Companies, Inc.                                       269,050
--------------------------------------------------------------------------------
   41,301    Schlumberger Ltd.                                         3,484,978
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
   23,064    Transocean Inc.(1)                                     $  1,414,054
--------------------------------------------------------------------------------
    9,835    Weatherford International Ltd.(1)                           675,271
--------------------------------------------------------------------------------
                                                                      12,776,520
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.3%
--------------------------------------------------------------------------------
   25,807    Albertson's Inc.                                            661,950
--------------------------------------------------------------------------------
   33,619    Costco Wholesale Corporation                              1,448,643
--------------------------------------------------------------------------------
   57,039    CVS Corp.                                                 1,654,701
--------------------------------------------------------------------------------
   50,769    Kroger Co. (The)(1)                                       1,045,334
--------------------------------------------------------------------------------
   31,448    Safeway Inc.                                                805,069
--------------------------------------------------------------------------------
    9,606    Supervalu Inc.                                              298,939
--------------------------------------------------------------------------------
   44,412    Sysco Corp.                                               1,393,204
--------------------------------------------------------------------------------
  175,603    Wal-Mart Stores, Inc.                                     7,694,923
--------------------------------------------------------------------------------
   71,774    Walgreen Co.                                              3,118,580
--------------------------------------------------------------------------------
                                                                      18,121,343
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
   45,618    Archer-Daniels-Midland Co.                                1,124,940
--------------------------------------------------------------------------------
   13,247    Campbell Soup Company                                       394,098
--------------------------------------------------------------------------------
   36,301    ConAgra Foods, Inc.                                         898,450
--------------------------------------------------------------------------------
   25,703    General Mills, Inc.                                       1,238,885
--------------------------------------------------------------------------------
   24,126    H.J. Heinz Company                                          881,564
--------------------------------------------------------------------------------
   18,164    Kellogg Co.                                                 837,905
--------------------------------------------------------------------------------
    9,567    McCormick & Company, Inc.                                   312,171
--------------------------------------------------------------------------------
   55,016    Sara Lee Corp.                                            1,042,553
--------------------------------------------------------------------------------
   13,028    The Hershey Company                                         733,607
--------------------------------------------------------------------------------
   17,764    Tyson Foods, Inc. Cl A                                      320,640
--------------------------------------------------------------------------------
   12,740    Wrigley (Wm.) Jr. Company                                   915,751
--------------------------------------------------------------------------------
                                                                       8,700,564
--------------------------------------------------------------------------------
GAS UTILITIES(2)
--------------------------------------------------------------------------------
    2,992    NICOR Inc.                                                  125,754
--------------------------------------------------------------------------------
    2,610    People's Energy Corp.                                       102,782
--------------------------------------------------------------------------------
                                                                         228,536
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
--------------------------------------------------------------------------------
    7,388    Bard (C.R.), Inc.                                           487,830
--------------------------------------------------------------------------------
    3,797    Bausch & Lomb Inc. Cl A                                     306,342
--------------------------------------------------------------------------------
   43,682    Baxter International, Inc.                                1,741,601
--------------------------------------------------------------------------------
   17,590    Becton Dickinson & Co.                                      922,244
--------------------------------------------------------------------------------
   17,350    Biomet Inc.                                                 602,219
--------------------------------------------------------------------------------
   41,789    Boston Scientific Corp.(1)                                  976,609
--------------------------------------------------------------------------------
    8,537    Fisher Scientific International(1)                          529,721
--------------------------------------------------------------------------------
   23,157    Guidant Corp.                                             1,595,286
--------------------------------------------------------------------------------
   11,188    Hospira Inc.(1)                                             458,372
--------------------------------------------------------------------------------
   85,034    Medtronic, Inc.                                           4,559,522
--------------------------------------------------------------------------------
    3,602    Millipore Corp.(1)                                          226,530
--------------------------------------------------------------------------------
    8,983    PerkinElmer, Inc.                                           182,984
--------------------------------------------------------------------------------
   25,573    St. Jude Medical, Inc.(1)                                 1,196,816
--------------------------------------------------------------------------------
   20,559    Stryker Corp.                                             1,016,231
--------------------------------------------------------------------------------
   11,375    Thermo Electron Corp.(1)                                    351,488
--------------------------------------------------------------------------------
    8,254    Waters Corp.(1)                                             343,366
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

Equity Index - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------
   17,350    Zimmer Holdings Inc.(1)                                $  1,195,242
--------------------------------------------------------------------------------
                                                                      16,692,403
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 3.0%
--------------------------------------------------------------------------------
   20,345    Aetna Inc.                                                1,752,518
--------------------------------------------------------------------------------
    7,259    AmerisourceBergen Corp.                                     561,121
--------------------------------------------------------------------------------
   29,952    Cardinal Health, Inc.                                     1,900,155
--------------------------------------------------------------------------------
   31,572    Caremark Rx Inc.(1)                                       1,576,390
--------------------------------------------------------------------------------
    9,022    CIGNA Corp.                                               1,063,333
--------------------------------------------------------------------------------
    7,521    Coventry Health Care Inc.(1)                                646,956
--------------------------------------------------------------------------------
   10,411    Express Scripts, Inc. Cl A(1)                               647,564
--------------------------------------------------------------------------------
   31,711    HCA Inc.                                                  1,519,591
--------------------------------------------------------------------------------
   17,397    Health Management
             Associates, Inc. Cl A                                       408,308
--------------------------------------------------------------------------------
   11,373    Humana Inc.(1)                                              544,539
--------------------------------------------------------------------------------
   15,596    IMS Health Inc.                                             392,551
--------------------------------------------------------------------------------
    9,473    Laboratory Corporation of
             America Holdings(1)                                         461,430
--------------------------------------------------------------------------------
    5,430    Manor Care, Inc.                                            208,566
--------------------------------------------------------------------------------
   21,621    McKesson Corp.                                            1,025,916
--------------------------------------------------------------------------------
   21,348    Medco Health Solutions Inc.(1)                            1,170,511
--------------------------------------------------------------------------------
   11,843    Quest Diagnostics Inc.                                      598,545
--------------------------------------------------------------------------------
   32,244    Tenet Healthcare Corp.(1)                                   362,100
--------------------------------------------------------------------------------
   88,689    UnitedHealth Group
             Incorporated                                              4,984,323
--------------------------------------------------------------------------------
   43,077    WellPoint Inc.(1)                                         3,266,098
--------------------------------------------------------------------------------
                                                                      23,090,515
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.4%
--------------------------------------------------------------------------------
   30,471    Carnival Corporation                                      1,522,941
--------------------------------------------------------------------------------
    9,694    Darden Restaurants, Inc.                                    294,407
--------------------------------------------------------------------------------
   12,872    Harrah's Entertainment, Inc.                                839,126
--------------------------------------------------------------------------------
   23,354    Hilton Hotels Corporation                                   521,261
--------------------------------------------------------------------------------
   23,683    International Game Technology                               639,441
--------------------------------------------------------------------------------
   12,149    Marriott International, Inc.                                765,387
--------------------------------------------------------------------------------
   87,750    McDonald's Corporation                                    2,938,747
--------------------------------------------------------------------------------
   26,875    Starbucks Corporation(1)                                  1,346,438
--------------------------------------------------------------------------------
   15,261    Starwood Hotels & Resorts
             Worldwide, Inc.                                             872,471
--------------------------------------------------------------------------------
    8,121    Wendy's International, Inc.                                 366,663
--------------------------------------------------------------------------------
   19,971    Yum! Brands, Inc.                                           966,796
--------------------------------------------------------------------------------
                                                                      11,073,678
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.7%
--------------------------------------------------------------------------------
    5,631    Black & Decker Corporation                                  462,249
--------------------------------------------------------------------------------
    8,989    Centex Corp.                                                580,510
--------------------------------------------------------------------------------
   19,075    D.R. Horton, Inc.                                           690,896
--------------------------------------------------------------------------------
   10,234    Fortune Brands, Inc.                                        832,330
--------------------------------------------------------------------------------
    5,549    KB Home                                                     406,187
--------------------------------------------------------------------------------
   13,420    Leggett & Platt, Inc.                                       271,084
--------------------------------------------------------------------------------
    5,337    Maytag Corporation                                           97,454
--------------------------------------------------------------------------------
   19,390    Newell Rubbermaid Inc.                                      439,184
--------------------------------------------------------------------------------
   15,238    Pulte Homes Inc.                                            654,014
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
    4,081    Snap-on Incorporated                                   $    147,406
--------------------------------------------------------------------------------
    5,175    Stanley Works (The)                                         241,569
--------------------------------------------------------------------------------
    4,723    Whirlpool Corp.                                             357,862
--------------------------------------------------------------------------------
                                                                       5,180,745
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.9%
--------------------------------------------------------------------------------
   10,618    Clorox Company                                              589,724
--------------------------------------------------------------------------------
   36,452    Colgate-Palmolive Co.                                     1,924,301
--------------------------------------------------------------------------------
   33,426    Kimberly-Clark Corp.                                      1,989,850
--------------------------------------------------------------------------------
  179,451    Procter & Gamble Co. (The)                               10,670,156
--------------------------------------------------------------------------------
                                                                      15,174,031
--------------------------------------------------------------------------------
INDEPENDENT POWER
PRODUCERS & ENERGY TRADERS -- 0.7%
--------------------------------------------------------------------------------
   45,767    AES Corporation (The)(1)                                    751,952
--------------------------------------------------------------------------------
   39,899    Calpine Corporation(1)                                      103,338
--------------------------------------------------------------------------------
   12,398    Constellation Energy Group Inc.                             763,717
--------------------------------------------------------------------------------
   65,010    Duke Energy Corp.                                         1,896,342
--------------------------------------------------------------------------------
   21,762    Dynegy Inc. Cl A(1)                                         102,499
--------------------------------------------------------------------------------
   16,845    TXU Corp.                                                 1,901,463
--------------------------------------------------------------------------------
                                                                       5,519,311
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 4.3%
--------------------------------------------------------------------------------
   53,715    3M Co.                                                    3,940,532
--------------------------------------------------------------------------------
  744,540    General Electric Co.                                     25,068,662
--------------------------------------------------------------------------------
    9,297    Textron Inc.                                                666,781
--------------------------------------------------------------------------------
  142,096    Tyco International Ltd.                                   3,957,374
--------------------------------------------------------------------------------
                                                                      33,633,349
--------------------------------------------------------------------------------
INSURANCE -- 4.5%
--------------------------------------------------------------------------------
   20,217    Ace, Ltd.                                                   951,614
--------------------------------------------------------------------------------
   35,201    Aflac Inc.                                                1,594,605
--------------------------------------------------------------------------------
   46,093    Allstate Corp.                                            2,548,482
--------------------------------------------------------------------------------
    7,457    Ambac Financial Group, Inc.                                 537,351
--------------------------------------------------------------------------------
  182,248    American International
             Group, Inc.                                              11,292,087
--------------------------------------------------------------------------------
   22,320    AON Corp.                                                   716,026
--------------------------------------------------------------------------------
   13,912    Chubb Corp.                                               1,245,820
--------------------------------------------------------------------------------
   12,236    Cincinnati Financial Corp.                                  512,566
--------------------------------------------------------------------------------
   21,012    Hartford Financial Services
             Group Inc. (The)                                          1,621,496
--------------------------------------------------------------------------------
    9,358    Jefferson-Pilot Corp.                                       478,849
--------------------------------------------------------------------------------
   11,964    Lincoln National Corp.                                      622,367
--------------------------------------------------------------------------------
    9,606    Loews Corp.                                                 887,690
--------------------------------------------------------------------------------
   37,538    Marsh & McLennan
             Companies, Inc.                                           1,140,780
--------------------------------------------------------------------------------
    9,325    MBIA Inc.                                                   565,282
--------------------------------------------------------------------------------
   53,100    MetLife, Inc.                                             2,645,973
--------------------------------------------------------------------------------
   13,834    Progressive Corp.                                         1,449,388
--------------------------------------------------------------------------------
   36,004    Prudential Financial Inc.                                 2,432,430
--------------------------------------------------------------------------------
    8,776    Safeco Corp.                                                468,463
--------------------------------------------------------------------------------
   47,405    St. Paul Travelers
             Companies, Inc. (The)                                     2,127,062
--------------------------------------------------------------------------------
    7,331    Torchmark Corp.                                             387,297
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
11

Equity Index - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------
   21,002    UnumProvident Corp.                                    $    430,541
--------------------------------------------------------------------------------
    9,837    XL Capital Ltd. Cl A                                        669,211
--------------------------------------------------------------------------------
                                                                      35,325,380
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.4%
--------------------------------------------------------------------------------
   77,919    eBay Inc.(1)                                              3,210,263
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.4%
--------------------------------------------------------------------------------
   88,307    Yahoo! Inc.(1)                                            2,988,309
--------------------------------------------------------------------------------
IT SERVICES -- 1.0%
--------------------------------------------------------------------------------
    8,705    Affiliated Computer
             Services Inc(1)                                             475,293
--------------------------------------------------------------------------------
   40,712    Automatic Data Processing, Inc.                           1,752,244
--------------------------------------------------------------------------------
   12,941    Computer Sciences Corp.(1)                                  612,239
--------------------------------------------------------------------------------
    9,897    Convergys Corp.(1)                                          142,220
--------------------------------------------------------------------------------
   36,375    Electronic Data Systems Corp.                               816,255
--------------------------------------------------------------------------------
   54,153    First Data Corp.                                          2,166,120
--------------------------------------------------------------------------------
   13,176    Fiserv, Inc.(1)                                             604,383
--------------------------------------------------------------------------------
   23,623    Paychex, Inc.                                               875,941
--------------------------------------------------------------------------------
    9,187    Sabre Holdings Corp.                                        186,312
--------------------------------------------------------------------------------
   23,434    Unisys Corp.(1)                                             155,602
--------------------------------------------------------------------------------
                                                                       7,786,609
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
    6,801    Brunswick Corp.                                             256,602
--------------------------------------------------------------------------------
   20,162    Eastman Kodak Co.                                           490,541
--------------------------------------------------------------------------------
   12,494    Hasbro, Inc.                                                245,507
--------------------------------------------------------------------------------
   28,344    Mattel, Inc.                                                472,778
--------------------------------------------------------------------------------
                                                                       1,465,428
--------------------------------------------------------------------------------
MACHINERY -- 1.4%
--------------------------------------------------------------------------------
   47,507    Caterpillar Inc.                                          2,791,035
--------------------------------------------------------------------------------
    3,246    Cummins Inc.                                                285,616
--------------------------------------------------------------------------------
   16,834    Danaher Corp.                                               906,174
--------------------------------------------------------------------------------
   16,993    Deere & Co.                                               1,039,972
--------------------------------------------------------------------------------
   14,277    Dover Corp.                                                 582,359
--------------------------------------------------------------------------------
   10,382    Eaton Corp.                                                 659,776
--------------------------------------------------------------------------------
   14,757    Illinois Tool Works Inc.                                  1,214,944
--------------------------------------------------------------------------------
   23,650    Ingersoll-Rand Company                                      904,140
--------------------------------------------------------------------------------
    6,497    ITT Industries, Inc.                                        738,059
--------------------------------------------------------------------------------
    4,451    Navistar International Corp.(1)                             144,346
--------------------------------------------------------------------------------
   11,981    Paccar Inc.                                                 813,390
--------------------------------------------------------------------------------
    8,768    Pall Corp.                                                  241,120
--------------------------------------------------------------------------------
    8,427    Parker-Hannifin Corp.                                       541,940
--------------------------------------------------------------------------------
                                                                      10,862,871
--------------------------------------------------------------------------------
MEDIA -- 3.3%
--------------------------------------------------------------------------------
   38,063    Clear Channel
             Communications, Inc.                                      1,251,892
--------------------------------------------------------------------------------
  154,186    Comcast Corporation(1)                                    4,529,984
--------------------------------------------------------------------------------
  141,233    Disney (Walt) Co.                                         3,407,952
--------------------------------------------------------------------------------
    4,324    Dow Jones & Co. Inc.                                        165,134
--------------------------------------------------------------------------------
   17,124    Gannett Co., Inc.                                         1,178,645
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
   29,765    Interpublic Group of
             Companies, Inc.(1)                                     $    346,465
--------------------------------------------------------------------------------
    4,772    Knight-Ridder, Inc.                                         280,021
--------------------------------------------------------------------------------
    3,079    Meredith Corp.                                              153,611
--------------------------------------------------------------------------------
   10,009    New York Times Co. (The) Cl A                               297,768
--------------------------------------------------------------------------------
  172,552    News Corp.                                                2,690,086
--------------------------------------------------------------------------------
   12,770    Omnicom Group Inc.                                        1,067,955
--------------------------------------------------------------------------------
  329,618    Time Warner Inc.                                          5,969,381
--------------------------------------------------------------------------------
   18,831    Tribune Co.                                                 638,183
--------------------------------------------------------------------------------
   16,473    Univision Communications
             Inc. Cl A(1)                                                437,029
--------------------------------------------------------------------------------
  111,225    Viacom, Inc. Cl B                                         3,671,537
--------------------------------------------------------------------------------
                                                                      26,085,643
--------------------------------------------------------------------------------
METALS & MINING -- 0.7%
--------------------------------------------------------------------------------
   61,213    Alcoa Inc.                                                1,494,822
--------------------------------------------------------------------------------
    5,997    Allegheny Technologies Inc.                                 185,787
--------------------------------------------------------------------------------
   12,373    Freeport-McMoRan Copper
             & Gold, Inc. Cl B                                           601,204
--------------------------------------------------------------------------------
   31,302    Newmont Mining Corporation                                1,476,515
--------------------------------------------------------------------------------
   11,035    Nucor Corp.                                                 650,955
--------------------------------------------------------------------------------
    6,795    Phelps Dodge Corp.                                          882,874
--------------------------------------------------------------------------------
    8,027    United States Steel Corp.                                   339,943
--------------------------------------------------------------------------------
                                                                       5,632,100
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 1.2%
--------------------------------------------------------------------------------
   14,282    Ameren Corp.                                                763,944
--------------------------------------------------------------------------------
   21,629    CenterPoint Energy, Inc.                                    321,623
--------------------------------------------------------------------------------
   15,309    CMS Energy Corp.(1)                                         251,833
--------------------------------------------------------------------------------
   17,128    Consolidated Edison, Inc.                                   831,564
--------------------------------------------------------------------------------
   23,916    Dominion Resources Inc.                                   2,060,125
--------------------------------------------------------------------------------
   12,455    DTE Energy Company                                          571,186
--------------------------------------------------------------------------------
   12,196    KeySpan Corporation                                         448,569
--------------------------------------------------------------------------------
   19,129    NiSource Inc.                                               463,878
--------------------------------------------------------------------------------
   26,158    PG&E Corp.                                                1,026,702
--------------------------------------------------------------------------------
   16,763    Public Service Enterprise
             Group Inc.                                                1,078,867
--------------------------------------------------------------------------------
   17,954    Sempra Energy                                               844,915
--------------------------------------------------------------------------------
   14,603    TECO Energy, Inc.                                           263,146
--------------------------------------------------------------------------------
   28,214    XCEL Energy Inc.                                            553,277
--------------------------------------------------------------------------------
                                                                       9,479,629
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.1%
--------------------------------------------------------------------------------
    7,943    Big Lots Inc.(1)                                             87,294
--------------------------------------------------------------------------------
    4,824    Dillard's Inc.                                              100,725
--------------------------------------------------------------------------------
   22,456    Dollar General Corp.                                        411,843
--------------------------------------------------------------------------------
   11,814    Family Dollar Stores, Inc.                                  234,744
--------------------------------------------------------------------------------
   18,598    Federated Department
             Stores, Inc.                                              1,243,648
--------------------------------------------------------------------------------
   17,748    J.C. Penney Co. Inc.
             Holding Company                                             841,610
--------------------------------------------------------------------------------
   24,176    Kohl's Corp.(1)                                           1,213,152
--------------------------------------------------------------------------------
   15,764    Nordstrom, Inc.                                             541,020
--------------------------------------------------------------------------------
    7,166    Sears Holdings Corp.(1)                                     891,594
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
12

Equity Index - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------
   62,106    Target Corporation                                     $  3,225,165
--------------------------------------------------------------------------------
                                                                       8,790,795
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
   67,270    Xerox Corp.(1)                                              918,236
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 8.6%
--------------------------------------------------------------------------------
    5,667    Amerada Hess Corp.                                          779,213
--------------------------------------------------------------------------------
   16,582    Anadarko Petroleum Corp.                                  1,587,727
--------------------------------------------------------------------------------
   23,074    Apache Corp.                                              1,735,626
--------------------------------------------------------------------------------
   26,742    Burlington Resources, Inc.                                2,174,659
--------------------------------------------------------------------------------
  158,146    Chevron Corp.                                            10,236,790
--------------------------------------------------------------------------------
   97,745    ConocoPhillips                                            6,833,352
--------------------------------------------------------------------------------
   31,957    Devon Energy Corporation                                  2,193,528
--------------------------------------------------------------------------------
   46,175    El Paso Corp.                                               641,833
--------------------------------------------------------------------------------
   16,840    EOG Resources Inc.                                        1,261,316
--------------------------------------------------------------------------------
  442,839    Exxon Mobil Corp.                                        28,137,989
--------------------------------------------------------------------------------
    8,026    Kerr-McGee Corp.                                            779,405
--------------------------------------------------------------------------------
    6,791    Kinder Morgan, Inc.                                         653,023
--------------------------------------------------------------------------------
   25,683    Marathon Oil Corp.                                        1,770,329
--------------------------------------------------------------------------------
   11,506    Murphy Oil Corp.                                            573,804
--------------------------------------------------------------------------------
   28,062    Occidental Petroleum Corp.                                2,397,337
--------------------------------------------------------------------------------
    9,618    Sunoco, Inc.                                                752,128
--------------------------------------------------------------------------------
   21,450    Valero Energy Corp.                                       2,425,137
--------------------------------------------------------------------------------
   40,116    Williams Companies, Inc. (The)                            1,004,906
--------------------------------------------------------------------------------
   25,333    XTO Energy Inc.                                           1,148,092
--------------------------------------------------------------------------------
                                                                      67,086,194
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
   18,226    Georgia-Pacific Corp.                                       620,778
--------------------------------------------------------------------------------
   34,398    International Paper Company                               1,025,060
--------------------------------------------------------------------------------
    7,766    Louisiana-Pacific Corp.                                     215,041
--------------------------------------------------------------------------------
   13,120    MeadWestvaco Corp.                                          362,374
--------------------------------------------------------------------------------
   17,181    Weyerhaeuser Co.                                          1,181,194
--------------------------------------------------------------------------------
                                                                       3,404,447
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
    5,472    Alberto-Culver Company Cl B                                 244,872
--------------------------------------------------------------------------------
   33,014    Avon Products, Inc.                                         891,378
--------------------------------------------------------------------------------
   63,303    Gillette Company                                          3,684,235
--------------------------------------------------------------------------------
                                                                       4,820,485
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 6.6%
--------------------------------------------------------------------------------
  109,142    Abbott Laboratories                                       4,627,621
--------------------------------------------------------------------------------
    9,168    Allergan, Inc.                                              839,972
--------------------------------------------------------------------------------
  137,309    Bristol-Myers Squibb Co.                                  3,303,655
--------------------------------------------------------------------------------
   79,607    Eli Lilly and Company                                     4,260,567
--------------------------------------------------------------------------------
   23,836    Forest Laboratories, Inc. Cl A(1)                           928,889
--------------------------------------------------------------------------------
  208,913    Johnson & Johnson                                        13,220,014
--------------------------------------------------------------------------------
   17,038    King Pharmaceuticals, Inc.(1)                               262,044
--------------------------------------------------------------------------------
  154,156    Merck & Co., Inc.                                         4,194,585
--------------------------------------------------------------------------------
   15,438    Mylan Laboratories Inc.                                     297,336
--------------------------------------------------------------------------------
  517,631    Pfizer, Inc.                                             12,925,245
--------------------------------------------------------------------------------
  103,620    Schering-Plough Corp.                                     2,181,201
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
    7,161    Watson Pharmaceuticals, Inc.(1)                        $    262,164
--------------------------------------------------------------------------------
   94,165    Wyeth                                                     4,357,015
--------------------------------------------------------------------------------
                                                                      51,660,308
--------------------------------------------------------------------------------
REAL ESTATE -- 0.7%
--------------------------------------------------------------------------------
    6,680    Apartment Investment and
             Management Co.                                              259,050
--------------------------------------------------------------------------------
   14,830    Archstone-Smith Trust                                       591,272
--------------------------------------------------------------------------------
   28,787    Equity Office Properties Trust                              941,623
--------------------------------------------------------------------------------
   20,125    Equity Residential                                          761,731
--------------------------------------------------------------------------------
   12,925    Plum Creek Timber Co. Inc.                                  489,987
--------------------------------------------------------------------------------
   17,284    Prologis                                                    765,854
--------------------------------------------------------------------------------
    5,919    Public Storage Inc.                                         396,573
--------------------------------------------------------------------------------
   12,962    Simon Property Group, Inc.                                  960,744
--------------------------------------------------------------------------------
    8,261    Vornado Realty Trust                                        715,568
--------------------------------------------------------------------------------
                                                                       5,882,402
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.6%
--------------------------------------------------------------------------------
   26,199    Burlington Northern
             Santa Fe Corp.                                            1,566,700
--------------------------------------------------------------------------------
   15,200    CSX Corporation                                             706,496
--------------------------------------------------------------------------------
   28,367    Norfolk Southern Corp.                                    1,150,566
--------------------------------------------------------------------------------
   18,502    Union Pacific Corp.                                       1,326,593
--------------------------------------------------------------------------------
                                                                       4,750,355
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 3.3%
--------------------------------------------------------------------------------
   27,908    Advanced Micro Devices, Inc.(1)                             703,282
--------------------------------------------------------------------------------
   26,106    Altera Corp.(1)                                             498,886
--------------------------------------------------------------------------------
   26,113    Analog Devices, Inc.                                        969,837
--------------------------------------------------------------------------------
  113,943    Applied Materials, Inc.                                   1,932,473
--------------------------------------------------------------------------------
   20,859    Applied Micro Circuits Corp.(1)                              62,577
--------------------------------------------------------------------------------
   19,951    Broadcom Corp.(1)                                           935,901
--------------------------------------------------------------------------------
   28,384    Freescale Semiconductor Inc.(1)                             669,295
--------------------------------------------------------------------------------
  427,896    Intel Corp.                                              10,547,637
--------------------------------------------------------------------------------
   13,844    KLA-Tencor Corp.                                            675,033
--------------------------------------------------------------------------------
   21,504    Linear Technology Corp.                                     808,335
--------------------------------------------------------------------------------
   26,797    LSI Logic Corp.(1)                                          263,950
--------------------------------------------------------------------------------
   22,992    Maxim Integrated Products, Inc.                             980,609
--------------------------------------------------------------------------------
   43,148    Micron Technology, Inc.(1)                                  573,868
--------------------------------------------------------------------------------
   24,045    National Semiconductor Corp.                                632,384
--------------------------------------------------------------------------------
    9,490    Novellus Systems, Inc.(1)                                   238,009
--------------------------------------------------------------------------------
   11,929    NVIDIA Corp.(1)                                             408,926
--------------------------------------------------------------------------------
   12,392    PMC-Sierra, Inc.(1)                                         109,174
--------------------------------------------------------------------------------
   13,528    Teradyne, Inc.(1)                                           223,212
--------------------------------------------------------------------------------
  114,230    Texas Instruments Inc.                                    3,872,397
--------------------------------------------------------------------------------
   24,533    Xilinx, Inc.                                                683,244
--------------------------------------------------------------------------------
                                                                      25,789,029
--------------------------------------------------------------------------------
SOFTWARE -- 3.6%
--------------------------------------------------------------------------------
   34,466    Adobe Systems Inc.                                        1,028,810
--------------------------------------------------------------------------------
   16,003    Autodesk, Inc.                                              743,179
--------------------------------------------------------------------------------
   15,552    BMC Software Inc.(1)                                        328,147
--------------------------------------------------------------------------------
   11,964    Citrix Systems, Inc.(1)                                     300,775
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
13

Equity Index - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------
   32,820    Computer Associates
             International, Inc.                                    $    912,724
--------------------------------------------------------------------------------
   26,950    Compuware Corp.(1)                                          256,025
--------------------------------------------------------------------------------
   21,297    Electronic Arts Inc.(1)                                   1,211,586
--------------------------------------------------------------------------------
   12,771    Intuit Inc.(1)                                              572,269
--------------------------------------------------------------------------------
    6,097    Mercury Interactive Corp.(1)                                241,441
--------------------------------------------------------------------------------
  647,401    Microsoft Corporation                                    16,657,628
--------------------------------------------------------------------------------
   26,334    Novell, Inc.(1)                                             196,188
--------------------------------------------------------------------------------
  265,471    Oracle Corp.(1)                                           3,289,186
--------------------------------------------------------------------------------
   18,660    Parametric Technology Corp.(1)                              130,060
--------------------------------------------------------------------------------
   36,084    Siebel Systems, Inc.                                        372,748
--------------------------------------------------------------------------------
   84,056    Symantec Corp.(1)                                         1,904,709
--------------------------------------------------------------------------------
                                                                      28,145,475
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.2%
--------------------------------------------------------------------------------
   13,040    AutoNation, Inc.(1)                                         260,409
--------------------------------------------------------------------------------
    3,989    Autozone Inc.(1)                                            332,084
--------------------------------------------------------------------------------
   20,730    Bed Bath & Beyond Inc.(1)                                   832,931
--------------------------------------------------------------------------------
   28,606    Best Buy Co., Inc.                                        1,245,219
--------------------------------------------------------------------------------
   12,036    Circuit City Stores-Circuit
             City Group                                                  206,538
--------------------------------------------------------------------------------
   41,122    Gap, Inc. (The)                                             716,756
--------------------------------------------------------------------------------
  150,292    Home Depot, Inc.                                          5,732,137
--------------------------------------------------------------------------------
   24,900    Limited Brands                                              508,707
--------------------------------------------------------------------------------
   54,737    Lowe's Companies, Inc.                                    3,525,063
--------------------------------------------------------------------------------
   22,164    Office Depot, Inc.(1)                                       658,271
--------------------------------------------------------------------------------
    4,972    OfficeMax Inc.                                              157,463
--------------------------------------------------------------------------------
    9,318    RadioShack Corp.                                            231,086
--------------------------------------------------------------------------------
    8,166    Sherwin-Williams Co.                                        359,876
--------------------------------------------------------------------------------
   51,537    Staples, Inc.                                             1,098,769
--------------------------------------------------------------------------------
    9,886    Tiffany & Co.                                               393,166
--------------------------------------------------------------------------------
   32,410    TJX Companies, Inc. (The)                                   663,757
--------------------------------------------------------------------------------
                                                                      16,922,232
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
--------------------------------------------------------------------------------
   26,647    Coach Inc.(1)                                               835,650
--------------------------------------------------------------------------------
    8,285    Jones Apparel Group, Inc.                                   236,123
--------------------------------------------------------------------------------
    7,625    Liz Claiborne, Inc.                                         299,815
--------------------------------------------------------------------------------
   13,515    NIKE, Inc. Cl B                                           1,103,905
--------------------------------------------------------------------------------
    3,674    Reebok International Ltd.                                   207,838
--------------------------------------------------------------------------------
    6,403    VF Corp.                                                    371,182
--------------------------------------------------------------------------------
                                                                       3,054,513
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.5%
--------------------------------------------------------------------------------
   41,716    Countrywide Financial
             Corporation                                               1,375,794
--------------------------------------------------------------------------------
   67,949    Fannie Mae                                                3,045,474
--------------------------------------------------------------------------------
   48,507    Freddie Mac                                               2,738,705
--------------------------------------------------------------------------------
   18,073    Golden West Financial Corp.                               1,073,355
--------------------------------------------------------------------------------
    6,648    MGIC Investment Corp.                                       426,802
--------------------------------------------------------------------------------
   25,118    Sovereign Bancorp Inc.                                      553,601
--------------------------------------------------------------------------------
   70,053    Washington Mutual, Inc.                                   2,747,479
--------------------------------------------------------------------------------
                                                                      11,961,210
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
TOBACCO -- 1.5%
--------------------------------------------------------------------------------

  145,751    Altria Group Inc.                                      $ 10,743,306
--------------------------------------------------------------------------------
    6,099    Reynolds American Inc.                                      506,339
--------------------------------------------------------------------------------
   11,382    UST Inc.                                                    476,451
--------------------------------------------------------------------------------
                                                                      11,726,096
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS(2)
--------------------------------------------------------------------------------
    5,439    Grainger (W.W.), Inc.                                       342,222
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
--------------------------------------------------------------------------------
   26,790    ALLTEL Corp.                                              1,744,297
--------------------------------------------------------------------------------
  205,945    Sprint Nextel Corp.                                       4,897,372
--------------------------------------------------------------------------------
                                                                       6,641,669
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $641,695,618)                                                  779,143,783
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS
SEGREGATED FOR FUTURES* -- 1.5%

Repurchase Agreement, Morgan
Stanley Group, Inc., (collateralized
by various U.S. Treasury obligations,
6.875%, 8/15/25, valued at
$11,663,608), in a joint trading
account at 3.22%, dated 9/30/05, due
10/3/05 (Delivery value $11,431,442)(3)
(Cost $11,428,375)                                                    11,428,375
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.1%

Repurchase Agreement, Morgan
Stanley Group, Inc., (collateralized
by various U.S. Treasury obligations,
6.875%, 8/15/25, valued at
$73,099), in a joint trading account
at 3.22%, dated 9/30/05, due
10/3/05 (Delivery value $71,644)                                          71,625
--------------------------------------------------------------------------------

 $800,000    U.S. Treasury Bills,
             3.37%, 12/22/05(4)                                          793,991
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $865,486)                                                          865,616
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.9%
(Cost $653,989,479)                                                  791,437,774
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.9)%                               (6,762,913)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $784,674,861
================================================================================

See Notes to Financial Statements.                                  (continued)

------
14

Equity Index - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

FUTURES CONTRACTS*
                                                 Underlying Face     Unrealized
Contracts Purchased           Expiration Date    Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
185 S&P 500 E-Mini Futures     December 2005      $11,428,375         $(63,722)
                                               =================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash.

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) Industry is less than 0.05% of total net assets.

(3) Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.

(4) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
15

Statement of Assets and Liabilities

SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities,
at value (cost of $653,989,479)                                    $791,437,774
---------------------------------------------
Receivable for variation
margin on futures contracts                                              35,930
---------------------------------------------
Dividends and interest receivable                                       869,167
--------------------------------------------------------------------------------
                                                                    792,342,871
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                                                6,555,045
---------------------------------------------
Payable for investments purchased                                       899,596
---------------------------------------------
Accrued management fees                                                 213,369
--------------------------------------------------------------------------------
                                                                      7,668,010
--------------------------------------------------------------------------------

NET ASSETS                                                         $784,674,861
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $744,000,236
---------------------------------------------
Undistributed net investment income                                     571,153
---------------------------------------------
Accumulated net realized loss
on investment tansactions                                           (97,281,101)
---------------------------------------------
Net unrealized appreciation on investments                          137,384,573
--------------------------------------------------------------------------------
                                                                   $784,674,861
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $152,413,811
---------------------------------------------
Shares outstanding                                                   31,136,685
---------------------------------------------
Net asset value per share                                                 $4.89
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $632,261,050
---------------------------------------------
Shares outstanding                                                  129,035,102
---------------------------------------------
Net asset value per share                                                 $4.90
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
16

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
-------------------------------------------
Dividends                                                            $ 8,269,278
-------------------------------------------
Interest                                                                 202,808
--------------------------------------------------------------------------------
                                                                       8,472,086
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------
Management fees                                                        1,498,876
-------------------------------------------
Directors' fees and expenses                                               8,135
-------------------------------------------
Other expenses                                                             2,235
--------------------------------------------------------------------------------
                                                                       1,509,246
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                           6,962,840
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss)
on investment transactions                                            33,681,208
-------------------------------------------
Change in net unrealized appreciation
(depreciation) on investments                                            939,391
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                               34,620,599
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS                                     $41,583,439
================================================================================

See Notes to Financial Statements.

------
17

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED) AND YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS               SEPT. 30, 2005    MARCH 31, 2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                     $  6,962,840    $   17,866,852
----------------------------------------
Net realized gain (loss)                           33,681,208        (1,953,984)
----------------------------------------
Change in net unrealized
appreciation (depreciation)                           939,391        46,094,055
--------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                   41,583,439        62,006,923
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
----------------------------------------
  Investor Class                                     (982,645)       (2,272,345)
----------------------------------------
  Institutional Class                              (5,790,259)      (15,298,033)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                                 (6,772,904)      (17,570,378)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net
assets from capital share transactions           (308,475,519)       29,310,350
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            (273,664,984)       73,746,895
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                             1,058,339,845       984,592,950
--------------------------------------------------------------------------------
End of period                                    $784,674,861    $1,058,339,845
================================================================================

Undistributed net investment income                  $571,153          $381,217
================================================================================

See Notes to Financial Statements.

------
18

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. American Century Equity Index Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the 1940 Act. The fund's investment objective is long-term capital growth. The fund seeks to achieve this objective by matching, as closely as possible, the investment characteristics and results of the S&P 500 Composite
Price Index (S&P 500 Index). The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Institutional Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock
Exchange) that was likely to have changed the value of the security; a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

                                                                     (continued)

------
19

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the fund is as follows:

                                              INVESTOR          INSTITUTIONAL
                                                CLASS               CLASS
-------------------------------------------------------------------------------
STRATEGY ASSETS
-------------------------------------------------------------------------------
First $1 billion                                0.490%              0.290%
-------------------------------------------------------------------------------
Next $1 billion                                 0.470%              0.270%
-------------------------------------------------------------------------------
Next $1 billion                                 0.455%              0.255%
-------------------------------------------------------------------------------
Next $1 billion                                 0.445%              0.245%
-------------------------------------------------------------------------------
Next $1 billion                                 0.435%              0.235%
-------------------------------------------------------------------------------
Over $5 billion                                 0.430%              0.230%
-------------------------------------------------------------------------------

The effective annual management fee for the six months ended September 30, 2005 was 0.49% and 0.29% for the Investor Class and Institutional Class,
respectively.

ACIM has entered into a Subadvisory Agreement with Barclays Global Fund Advisors
(BGFA) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives, policies and restrictions under the supervision of ACIM and the Board of Directors. ACIM pays all costs associated with retaining BGFA as the subadvisor of the fund.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of

                                                                     (continued)

------
20

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2005, were $21,651,175 and $316,425,911, repectively.

For the six months ended September 30, 2005, the fund incurred net realized gains of $39,001,676 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:
--------------------------------------------------------------------------------
                                                    SHARES             AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
SHARES AUTHORIZED                                100,000,000
================================================================================
Sold                                               2,427,586       $ 11,627,910
-----------------------------------------
Issued in reinvestment of distributions              196,305            951,227
-----------------------------------------
Redeemed                                          (3,482,124)       (16,666,938)
--------------------------------------------------------------------------------
Net increase (decrease)                             (858,233)      $ (4,087,801)
================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                                100,000,000
================================================================================
Sold                                               7,784,039        $35,591,587
-----------------------------------------
Issued in reinvestment of distributions              469,320          2,203,475
-----------------------------------------
Redeemed                                          (7,909,176)       (36,048,575)
--------------------------------------------------------------------------------
Net increase (decrease)                              344,183        $ 1,746,487
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
SHARES AUTHORIZED                                550,000,000
================================================================================
Sold                                              12,985,779      $  62,177,332
-----------------------------------------
Issued in reinvestment of distributions            1,194,979          5,790,259
-----------------------------------------
Redeemed                                         (78,023,389)      (372,355,309)
--------------------------------------------------------------------------------
Net increase (decrease)                          (63,842,631)     $(304,387,718)
================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                                550,000,000
================================================================================
Sold                                              46,883,023       $216,938,331
-----------------------------------------
Issued in reinvestment of distributions            3,256,513         15,298,033
-----------------------------------------
Redeemed                                         (44,361,828)      (204,672,501)
--------------------------------------------------------------------------------
Net increase (decrease)                            5,777,708       $ 27,563,863
================================================================================

                                                                     (continued)

------
21

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$575,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended September 30, 2005.

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $690,674,425
================================================================================
Gross tax appreciation of investments                             $167,538,361
--------------------------------------------------------------
Gross tax depreciation of investments                              (66,775,012)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                $100,763,349
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts as of March 31, 2005:
-------------------------------------------------------------------------------
Accumulated capital losses                                       $(66,588,425)
-----------------------------------------------------------
Capital loss deferral                                            $ (1,347,843)
-------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:
--------------------------------------------------------------------------------
      2009            2010             2011             2012            2013
--------------------------------------------------------------------------------
  $(2,917,398)    $(10,639,477)    $(49,081,783)    $(1,957,751)    $(1,992,016)
--------------------------------------------------------------------------------

The capital loss deferral represents net capital losses incurred in the five-month period ended March 31, 2005. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
22

Equity Index - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                          INVESTOR CLASS
--------------------------------------------------------------------------------
                     2005(1)     2005       2004     2003       2002      2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning
of Period            $4.70      $4.50      $3.39    $4.58      $4.63     $5.99
--------------------------------------------------------------------------------
Income From
Investment
Operations
------------------
  Net Investment
  Income (Loss)(2)    0.03       0.07       0.05     0.05       0.04      0.05
------------------
  Net Realized
  and Unrealized
  Gain (Loss)         0.19       0.20       1.11    (1.19)     (0.05)    (1.36)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations          0.22       0.27       1.16    (1.14)     (0.01)    (1.31)
--------------------------------------------------------------------------------
Distributions
------------------
  From Net
  Investment
  Income             (0.03)     (0.07)     (0.05)   (0.05)     (0.04)    (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period        $4.89      $4.70      $4.50    $3.39      $4.58     $4.63
================================================================================
  TOTAL RETURN(3)     4.93%      6.04%     34.27%  (25.02)%    (0.16)%  (22.04)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of
Operating
Expenses
to Average
Net Assets         0.49%(4)      0.49%      0.49%     0.49%      0.49%     0.49%
------------------
Ratio of Net
Investment
Income (Loss)
to Average
Net Assets         1.32%(4)      1.59%      1.23%     1.24%      0.91%     0.83%
------------------
Portfolio
Turnover Rate            2%         4%        16%       21%         4%       10%
------------------
Net Assets,
End of Period
(in thousands)     $152,414   $150,454   $142,324   $90,093   $108,760   $71,415
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
23

Equity Index - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                           INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                        2005(1)    2005      2004     2003      2002      2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period     $4.71     $4.50     $3.39    $4.58     $4.64     $5.99
--------------------------------------------------------------------------------
Income From
Investment
Operations
---------------------
  Net Investment
  Income (Loss)(2)       0.04      0.08      0.06     0.05      0.05      0.06
----------------------
  Net Realized
  and Unrealized
  Gain (Loss)            0.19      0.21      1.11    (1.19)    (0.06)    (1.35)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations             0.23      0.29      1.17    (1.14)    (0.01)    (1.29)
--------------------------------------------------------------------------------
Distributions
---------------------
  From Net
  Investment Income     (0.04)    (0.08)    (0.06)   (0.05)    (0.05)    (0.06)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period           $4.90     $4.71     $4.50    $3.39     $4.58     $4.64
================================================================================
  TOTAL RETURN(3)        4.81%     6.47%    34.53%  (24.87)%   (0.17)%  (21.72)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of
Operating
Expenses to
Average
Net Assets            0.29%(4)     0.29%     0.29%     0.29%     0.29%     0.29%
------------------------------------------
Ratio of Net
Investment
Income (Loss)
to Average
Net Assets            1.52%(4)     1.79%     1.43%     1.44%     1.11%     1.03%
------------------------------------------
Portfolio
Turnover Rate               2%        4%       16%       21%        4%       10%
------------------------------------------
Net Assets,
End of Period
(in thousands)        $632,261  $907,886  $842,269  $350,815  $449,591  $441,959
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
24

Approval of Management Agreement for Equity Index

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors (the "Directors") each year. At
American Century, this process -- referred to as the "15(c) Process" -- involves at least two board meetings spanning a 30 to 60 day period each year. In addition to this annual review, the board of directors and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services the advisor performs on behalf of the fund. At these meetings the board reviews fund performance, shareholder services and feedback, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also hold special meetings, as needed.

Under a new Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for its board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year, the Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "Independent 15(c) Providers") concerning Equity Index (the "fund") and the services provided to the fund under the management agreement. The information included, but was not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning similar funds;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and two special meetings to review and discuss the information provided by the advisor and the Independent 15(c) Providers and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors met on several occasions in private session to review and discuss the information provided and evaluate the advisor's performance as manager of the fund.

                                                                   (continued)

------
25

Approval of Management Agreement for Equity Index

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
Independent 15(c) Providers, and its independent counsel and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objective and approved strategies. In providing these services, the advisor utilizes teams of investment professionals
(portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and a peer group of funds managed similarly to the fund. Further, the Portfolio Committee reports its assessment to the board. If performance concerns are identified, the Directors discuss with the advisor and its portfolio managers the reasons for such results
(e.g.,

                                                                     (continued)

------
26

Approval of Management Agreement for Equity Index

market conditions, security selection) and any efforts being undertaken to improve performance. Equity Index's performance fell below its benchmark for both one and three year periods during the past year. The board discussed Equity
Index's performance with the advisor and was satisfied with the efforts being undertaken by the advisor

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review.
These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally considered the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is further complicated by the fact that the advisor is required to make a continuing reinvestment in the business to provide additional content and services for fund shareholders. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various services to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately

                                                                     (continued)

------
27

Approval of Management Agreement for Equity Index

sharing any economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the benchmark. The unified fee charged to shareholders of the fund was above the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded,

                                                                     (continued)

------
28

Approval of Management Agreement for Equity Index

however, that the assets of those other clients are modest in comparison to the funds and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists by accelerating fee reductions as breakpoints are reached at lower fund asset levels.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor and the
Independent 15(c) Providers, concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
29

Share Class Information

Two classes of shares are authorized for sale by the fund: Investor Class and
Institutional Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
30

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
31

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P 500/BARRA VALUE AND GROWTH INDICES are market value-weighted indices consisting of stocks in the S&P 500 Index. The S&P 500/BARRA VALUE INDEX consists of those stocks with lower price-to-book ratios that are slower growing or undervalued, and S&P 500/BARRA GROWTH INDEX consists of those stocks with higher price-to-book ratios that are faster growing.

------
32

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

0511
SH-SAN-45971N

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

SEPTEMBER 30, 2005

Real Estate Fund

[american century investments logo and text logo]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1

REAL ESTATE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                JAMES E. STOWERS III
              WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Real Estate fund for the six months ended September 30, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the annual report dated March
31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Real Estate - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                          --------------------------------
                                               AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------------------
                                                                      SINCE       INCEPTION
                        6 MONTHS(1)   1 YEAR   5 YEARS   10 YEARS   INCEPTION        DATE
--------------------------------------------------------------------------------------------
INVESTOR CLASS            18.52%      25.88%   19.79%     16.01%      15.98%      9/21/95(2)
--------------------------------------------------------------------------------------------
MSCI US REIT INDEX(3)     19.07%      27.10%   19.19%     14.64%      14.64%(4)     --
--------------------------------------------------------------------------------------------
Institutional Class       18.68%      26.16%   20.04%       --        13.54%      6/16/97
--------------------------------------------------------------------------------------------
Advisor Class             18.41%      25.59%   19.54%       --        17.41%      10/6/98
--------------------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) The inception date for RREEF Real Estate Securities Fund, Real Estate's predecessor. That fund merged with Real Estate on 6/13/97 and Real Estate was first offered to the public on 6/16/97.

(3) In June 2005, the Morgan Stanley Capital International Real Estate
    Investment Trust Index became known as the Morgan Stanley Capital
    International US Real Estate Investment Trust Index.

(4) Since 9/30/95, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to:
local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters and interest rate risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
2

Real Estate - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
--------------------------------------------------------------------------------------------------
                     1996    1997    1998     1999    2000    2001   2002    2003    2004    2005
--------------------------------------------------------------------------------------------------
Investor Class      23.16%  49.58%  -17.62%  -2.94%  21.61%  10.96%  9.78%  28.35%  25.40%  25.88%
--------------------------------------------------------------------------------------------------
MSCI US REIT Index  18.27%  40.88%  -14.26%  -5.88%  21.25%  11.62%  8.56%  25.11%  24.85%  27.10%
--------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to:
local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters and interest rate risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Real Estate - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGER ON THE REAL ESTATE INVESTMENT TEAM: SCOTT BLASDELL

PERFORMANCE SUMMARY

For the six months ended September 30, 2005, the Real Estate fund posted a total return of 18.52%,* trailing the 19.07% return of its benchmark, the Morgan
Stanley Capital International (MSCI) US REIT Index, but outpacing the 5.02%
return of the S&P 500 Index, a broad stock market measure.

MARKET REVIEW

U.S. stocks posted positive results during the six-month period despite a series of challenges that included soaring oil prices, higher short-term interest rates, and two destructive hurricanes that wreaked havoc along the Gulf Coast.
In their favor, many public companies reported profit growth that exceeded expectations, extending the S&P 500's streak of double-digit earnings growth to
12 consecutive quarters. In addition, the economy continued to grow at a solid
3-4% annual rate, and merger activity increased markedly. For the six months, the broad S&P 500 returned 5.02%.

Real estate investment trusts (REITs) outperformed the broader market by a wide margin, gaining nearly 20% during the six-month period. Several factors contributed to the outperformance of the REIT sector: (1) REIT dividend yields, which are among the highest in the stock market, grew more attractive as long-term interest rates declined; (2) commercial property values continued to rise; and (3) merger activity picked up, including several private acquisitions of public REITs at premium prices.

REITs have posted remarkable gains over the past five years. As of September 30,
2005, the five-year cumulative total return of the MSCI US REIT Index was
140.57%, compared with the -7.22% cumulative total return of the S&P 500 over the same period.

Every sector of the REIT market posted double-digit gains during the six-month period. Self-storage REITs were the best performers, and office REITs also performed well. The laggards included hotel and health care REITs.

TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
ProLogis                                    6.2%                  6.5%
--------------------------------------------------------------------------------
Simon Property
Group, Inc.                                 5.3%                  6.7%
--------------------------------------------------------------------------------
Host Marriott Corp.                         4.8%                  5.0%
--------------------------------------------------------------------------------
Arden Realty Inc.                           4.8%                  3.4%
--------------------------------------------------------------------------------
BRE Properties                              3.8%                   --
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                      3.7%                  4.4%
--------------------------------------------------------------------------------
General Growth
Properties, Inc.                            3.7%                  3.9%
--------------------------------------------------------------------------------
Macerich Co. (The)                          3.6%                   --
--------------------------------------------------------------------------------
Kilroy Realty Corp.                         3.6%                  1.9%
--------------------------------------------------------------------------------
Pennsylvania Real Estate
Investment Trust                            3.5%                  2.4%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for Investor Class shares. Total returns for
 periods less than one year are not annualized.                      (continued)

------
4

Real Estate - Portfolio Commentary

PORTFOLIO OVERVIEW

The Real Estate fund's hotel holdings contributed positively to absolute performance, but several detracted from relative results. Hotel companies, including both REITs and non-REITs, comprised more than 10% of the portfolio on average during the period, nearly twice that of the index. The most significant detractors from performance were non-REIT hotel stocks such as Hilton Hotels and
Starwood Hotels & Resorts, both of which had exposure to hurricane-ravaged New
Orleans and the Gulf Coast. An overweight position in Host Marriott also weighed on relative results.

Other individual holdings that contributed to the fund's underperformance of the
MSCI US REIT Index included an overweight in retail property owner Pennsylvania
Real Estate Investment Trust and an underweight in apartment REIT AvalonBay
Communities. Lower occupancy rates and dislocation caused by redevelopment activity led to a disappointing earnings report from Penn REIT, while AvalonBay rose by 30% thanks to its focus on the booming housing markets in California and the Northeast, where the need to rent is higher.

Despite the missed opportunity in AvalonBay, many of the fund's apartment holdings contributed positively to performance relative to the benchmark. The top contributors included Mid-America Apartment Communities, which revised 2005 earnings forecasts upward, and Gables Residential, which was acquired by private real estate fund ING Clarion Partners at a 14% premium.

In the office segment, Arden Realty and Kilroy Realty, two of the largest overweights in the portfolio, were among the top contributors to portfolio performance. Both companies, based in Southern California, maintained high occupancy rates. Arden also benefited from speculation about a possible private buyout of the company.

PORTFOLIO STRATEGY

Going forward, we intend to maintain our focus on maximizing total return in the real estate and REIT sectors through superior stock selection and risk management.

INDUSTRY ALLOCATION
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
Office Management                           22.5%                 26.9%
--------------------------------------------------------------------------------
Regional Malls                              19.1%                 13.7%
--------------------------------------------------------------------------------
Multi-Family Residential                    17.9%                 17.7%
--------------------------------------------------------------------------------
Industrials                                 12.1%                  9.0%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                   12.0%                  8.7%
--------------------------------------------------------------------------------
Neighborhood & Community
Shopping Centers                             5.8%                 10.6%
--------------------------------------------------------------------------------
Diversified                                  5.1%                  7.0%
--------------------------------------------------------------------------------
Storage                                      1.8%                  3.3%
--------------------------------------------------------------------------------
Other                                         --                   0.7%
--------------------------------------------------------------------------------
Cash and Equivalents(1)                      3.7%                  2.4%
--------------------------------------------------------------------------------

(1) Includes temporary cash investments and other assets and liabilities.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
Common Stocks                              96.3%                  97.6%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                 4.0%                   1.9%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                            (0.3)%                  0.5%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
                                                                      EXPENSES PAID
                                       BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                                      ACCOUNT VALUE   ACCOUNT VALUE      4/1/05 -        EXPENSE
                                         4/1/05          9/30/05          9/30/05        RATIO*
-------------------------------------------------------------------------------------------------
REAL ESTATE SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------------
ACTUAL
-------------------------------------------------------------------------------------------------
Investor Class                           $1,000        $1,185.20          $6.30           1.15%
-------------------------------------------------------------------------------------------------
Institutional Class                      $1,000        $1,186.80          $5.21           0.95%
-------------------------------------------------------------------------------------------------
Advisor Class                            $1,000        $1,184.10          $7.67           1.40%
-------------------------------------------------------------------------------------------------
HYPOTHETICAL
-------------------------------------------------------------------------------------------------
Investor Class                           $1,000        $1,019.30          $5.82           1.15%
-------------------------------------------------------------------------------------------------
Institutional Class                      $1,000        $1,020.31          $4.81           0.95%
-------------------------------------------------------------------------------------------------
Advisor Class                            $1,000        $1,018.05          $7.08           1.40%
-------------------------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
7

Real Estate - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Shares                                                              Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.3%

DIVERSIFIED -- 5.1%
--------------------------------------------------------------------------------
     771,300    Colonial Properties Trust                     $     34,307,423
--------------------------------------------------------------------------------
     625,200    Henderson Land
                Development Co. Ltd. ORD                             3,122,978
--------------------------------------------------------------------------------
     873,400    Lexington Corporate
                Properties Trust                                    20,568,570
--------------------------------------------------------------------------------
         123    NTT Urban
                Development ORD                                        630,048
--------------------------------------------------------------------------------
                                                                    58,629,019
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 12.0%
--------------------------------------------------------------------------------
     500,080    Eagle Hospitality
                Properties Trust Inc.                                4,990,798
--------------------------------------------------------------------------------
      22,200    Four Seasons Hotels Inc.                             1,274,280
--------------------------------------------------------------------------------
     756,000    Hilton Hotels Corporation                           16,873,920
--------------------------------------------------------------------------------
   3,307,630    Host Marriott Corp.                                 55,898,948
--------------------------------------------------------------------------------
   1,252,500    Innkeepers USA Trust                                19,351,125
--------------------------------------------------------------------------------
   1,632,475    InterContinental Hotels
                Group plc ORD                                       20,625,109
--------------------------------------------------------------------------------
     859,959    InterContinental Hotels
                Group plc ADR                                       10,938,678
--------------------------------------------------------------------------------
     229,900    Sunstone Hotel
                Investors, Inc.                                      5,607,261
--------------------------------------------------------------------------------
     228,700    Winston Hotels Inc.                                  2,287,000
--------------------------------------------------------------------------------
                                                                   137,847,119
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.1%
--------------------------------------------------------------------------------
     616,400    AMB Property Corp.                                  27,676,360
--------------------------------------------------------------------------------
     496,500    CenterPoint Properties
                Corp. ProLogis                                      22,243,200
--------------------------------------------------------------------------------
     734,500    First Potomac Realty Trust                          18,876,650
--------------------------------------------------------------------------------
   1,605,310    ProLogis                                            71,131,286
--------------------------------------------------------------------------------
                                                                   139,927,496
--------------------------------------------------------------------------------

MULTI-FAMILY RESIDENTIAL -- 17.9%
--------------------------------------------------------------------------------
   1,011,000    Archstone-Smith Trust                               40,308,570
--------------------------------------------------------------------------------
     246,600    Boardwalk Real Estate
                Investment Trust ORD                                 4,541,515
--------------------------------------------------------------------------------
     988,940    BRE Properties                                      44,007,830
--------------------------------------------------------------------------------
      99,530    Camden Property Trust                                5,548,798
--------------------------------------------------------------------------------
      39,849    Education Realty Trust, Inc.                           665,478
--------------------------------------------------------------------------------
   1,055,200    Equity Residential                                  39,939,320
--------------------------------------------------------------------------------
      49,400    Essex Property Trust, Inc.                           4,446,000
--------------------------------------------------------------------------------
     301,100    GMH Communities Trust                                4,417,137
--------------------------------------------------------------------------------
     112,600    Home Properties, Inc.                                4,419,550
--------------------------------------------------------------------------------
     717,542    Mid-America Apartment
                Communities Inc.                                    33,372,878
--------------------------------------------------------------------------------
     516,300    Post Properties, Inc.                               19,232,175
--------------------------------------------------------------------------------
     201,000    Town & Country Trust (The)                           5,833,020
--------------------------------------------------------------------------------
                                                                   206,732,271
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

NEIGHBORHOOD & COMMUNITY
SHOPPING CENTERS -- 5.8%
--------------------------------------------------------------------------------
      80,697    Commercial Net
                Lease Realty                                  $      1,613,940
--------------------------------------------------------------------------------
     360,520    Federal Realty
                Investors Trust                                     21,966,484
--------------------------------------------------------------------------------
     461,000    Heritage Property
                Investment Trust                                    16,135,000
--------------------------------------------------------------------------------
     319,800    Kimco Realty Corporation                            10,048,116
--------------------------------------------------------------------------------
     132,000    Regency Centers Corp.                                7,583,400
--------------------------------------------------------------------------------
     259,300    Weingarten Realty Investors                          9,814,505
--------------------------------------------------------------------------------
                                                                    67,161,445
--------------------------------------------------------------------------------

OFFICE MANAGEMENT -- 22.5%
--------------------------------------------------------------------------------
   1,349,400    Arden Realty Inc.                                   55,554,797
--------------------------------------------------------------------------------
     152,200    Boston Properties Inc.                              10,790,980
--------------------------------------------------------------------------------
     542,580    CarrAmerica Realty Corp.                            19,505,751
--------------------------------------------------------------------------------
     224,700    Columbia Equity Trust, Inc.                          3,280,620
--------------------------------------------------------------------------------
     600,040    Cousins Properties Inc.                             18,133,209
--------------------------------------------------------------------------------
     726,600    Crescent Real Estate
                Equities Co.                                        14,902,566
--------------------------------------------------------------------------------
     746,200    Kilroy Realty Corp.                                 41,809,586
--------------------------------------------------------------------------------
     825,000    Liberty Property Trust                              35,095,500
--------------------------------------------------------------------------------
     961,100    Mack-Cali Realty Corp.                              43,191,834
--------------------------------------------------------------------------------
     285,700    Mission West Properties                              2,868,428
--------------------------------------------------------------------------------
     212,270    SL Green Realty Corp.                               14,472,569
--------------------------------------------------------------------------------
                                                                   259,605,840
--------------------------------------------------------------------------------

REGIONAL MALLS -- 19.1%
--------------------------------------------------------------------------------
     952,010    General Growth
                Properties, Inc.                                    42,773,809
--------------------------------------------------------------------------------
     647,600    Macerich Co. (The)                                  42,055,144
--------------------------------------------------------------------------------
     188,500    Mills Corp. (The)                                   10,382,580
--------------------------------------------------------------------------------
     969,376    Pennsylvania Real Estate
                Investment Trust                                    40,888,280
--------------------------------------------------------------------------------
     825,688    Simon Property
                Group, Inc.                                         61,199,994
--------------------------------------------------------------------------------
     724,768    Taubman Centers Inc.                                22,975,146
--------------------------------------------------------------------------------
                                                                   220,274,953
--------------------------------------------------------------------------------

STORAGE -- 1.8%
--------------------------------------------------------------------------------
     257,805    Extra Space Storage Inc.                             3,965,041
--------------------------------------------------------------------------------
     247,810    Public Storage Inc.                                 16,603,271
--------------------------------------------------------------------------------
                                                                    20,568,312
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $981,883,997)                                              1,110,746,455
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
8

Real Estate - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)
                                                                     Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 4.0%

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.875%, 8/15/25,
valued at $47,457,121), in a joint trading
account at 3.22%, dated 9/30/05,
due 10/3/05 (Delivery value $46,512,477)
(Cost $46,500,000)                                            $     46,500,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES -- 100.3%
(Cost $1,028,383,997)                                            1,157,246,455
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (0.3)%                                          (3,233,517)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                    $  1,154,012,938
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
REIT = Real Estate Investment Trust

See Notes to Financial Statements.

------
9

Statement of Assets and Liabilities

SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $1,028,383,997)        $1,157,246,455
-------------------------------------------------------------
Cash                                                                   195,152
-------------------------------------------------------------
Foreign currency holdings, at value (cost of $6,078)                     6,031
-------------------------------------------------------------
Receivable for investments sold                                     18,386,367
-------------------------------------------------------------
Receivable for capital shares sold                                     559,263
-------------------------------------------------------------
Dividends and interest receivable                                    4,456,665
--------------------------------------------------------------------------------
                                                                 1,180,849,933
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                   25,740,991
-------------------------------------------------------------
Accrued management fees                                              1,000,930
-------------------------------------------------------------
Distribution fees payable                                               47,537
-------------------------------------------------------------
Service fees payable                                                    47,537
--------------------------------------------------------------------------------
                                                                    26,836,995
--------------------------------------------------------------------------------

NET ASSETS                                                      $1,154,012,938
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                         $  911,044,984
-------------------------------------------------------------
Undistributed net investment income                                  1,563,103
-------------------------------------------------------------
Undistributed net realized gain on investment
and foreign currency transactions                                  112,545,878
-------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                    128,858,973
--------------------------------------------------------------------------------
                                                                $1,154,012,938
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                        $709,987,623
-------------------------------------------------------------
Shares outstanding                                                  26,033,590
-------------------------------------------------------------
Net asset value per share                                               $27.27
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                        $207,886,326
-------------------------------------------------------------
Shares outstanding                                                   7,618,292
-------------------------------------------------------------
Net asset value per share                                               $27.29
--------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                        $236,138,989
-------------------------------------------------------------
Shares outstanding                                                   8,650,484
-------------------------------------------------------------
Net asset value per share                                               $27.30
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)
----------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------------
Dividends (including $913,694 from affiliates
and net of foreign taxes withheld of $1,316)                       $  18,109,163
-----------------------------------------------------------------
Interest                                                                 571,713
----------------------------------------------------------------------------------
                                                                      18,680,876
----------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------------
Management fees                                                        5,439,982
-----------------------------------------------------------------
Distribution fees - Advisor Class                                        252,475
-----------------------------------------------------------------
Service fees - Advisor Class                                             252,475
-----------------------------------------------------------------
Directors' fees and expenses                                              11,584
-----------------------------------------------------------------
Other expenses                                                             1,234
----------------------------------------------------------------------------------
                                                                       5,957,750
----------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 12,723,126
----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------
Net realized gain (loss) on investment and foreign
currency transactions (including $1,545,847 from affiliates)          84,477,368
-----------------------------------------------------------------
Change in net unrealized appreciation (depreciation)
on investments and translation of assets and liabilities
in foreign currencies                                                 61,625,846
----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                              146,103,214
----------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $ 158,826,340
==================================================================================

See Notes to Financial Statements.

------
11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED) AND YEAR ENDED MARCH 31, 2005
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      SEPT. 30, 2005   MARCH 31, 2005
---------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------
Net investment income                                 $    12,723,126    $  12,166,888
-----------------------------------------------------
Net realized gain (loss)                                   84,477,368       62,324,964
-----------------------------------------------------
Change in net unrealized appreciation (depreciation)       61,625,846      (23,159,699)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                 158,826,340       51,332,153
---------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------
From net investment income:
-----------------------------------------------------
  Investor Class                                           (6,954,887)      (9,161,435)
-----------------------------------------------------
  Institutional Class                                      (2,219,182)      (2,444,048)
-----------------------------------------------------
  Advisor Class                                            (1,985,954)      (2,229,836)
-----------------------------------------------------
From net realized gains:
-----------------------------------------------------
  Investor Class                                                --         (32,154,057)
-----------------------------------------------------
  Institutional Class                                           --          (8,421,830)
-----------------------------------------------------
  Advisor Class                                                 --          (9,230,800)
---------------------------------------------------------------------------------------
Decrease in net assets from distributions                 (11,160,023)     (63,642,006)
---------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
capital share transactions                                178,896,845      281,197,182
---------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                     326,563,162      268,887,329

NET ASSETS
---------------------------------------------------------------------------------------
Beginning of period                                       827,449,776      558,562,447
---------------------------------------------------------------------------------------
End of period                                         $ 1,154,012,938    $ 827,449,776
=======================================================================================
Undistributed net investment income                        $1,563,103            --
=======================================================================================

See Notes to Financial Statements.

------
12

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the
1940 Act. The fund's investment objective is long-term capital appreciation.
Income is a secondary objective. The fund seeks to achieve its objective by investing primarily in securities issued by real estate investment trusts and in the securities of companies which are principally engaged in the real estate industry. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of

(continued)

------
13

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

(continued)

------
14

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The annual management fee schedule for each class of the fund is as follows:

-------------------------------------------------------------------------------
                          INVESTOR         INSTITUTIONAL         ADVISOR
-------------------------------------------------------------------------------
STRATEGY ASSETS
-------------------------------------------------------------------------------
First $100 million          1.20%              1.00%              0.95%
-------------------------------------------------------------------------------
Next $900 million           1.15%              0.95%              0.90%
-------------------------------------------------------------------------------
Next $1 billion             1.10%              0.90%              0.85%
-------------------------------------------------------------------------------
Over $2 billion             1.05%              0.85%              0.80%
-------------------------------------------------------------------------------

The effective annual management fee for the six months ended September 30, 2005 was 1.15%, 0.95%, and 0.90% for the Investor, Institutional and Advisor Classes,
respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended September 30, 2005, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

ACIM has entered into a Subadvisory Agreement with J.P. Morgan Investment
Management, Inc. (JPMIM) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives, policies, and restrictions under the supervision of ACIM and the Board of
Directors. ACIM pays all costs associated with retaining JPMIM as the subadvisor of the fund. JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2005, were as follows:

--------------------------------------------------------------------------------
Purchases                                                        $1,102,378,117
--------------------------------------------------------------------------------
Proceeds from sales                                              $  935,389,340
--------------------------------------------------------------------------------

(continued)

------
15

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                       SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
SHARES AUTHORIZED                                   70,000,000
================================================================================
Sold                                                 8,148,389    $ 214,313,321
----------------------------------------------
Issued in reinvestment of distributions                237,811        6,439,172
----------------------------------------------
Redeemed                                            (4,845,550)    (125,801,856)
--------------------------------------------------------------------------------
Net increase (decrease)                              3,540,650    $  94,950,637
================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                                   60,000,000
================================================================================
Sold                                                14,386,470    $ 336,831,952
----------------------------------------------
Issued in reinvestment of distributions              1,590,210       38,518,536
----------------------------------------------
Redeemed                                           (10,532,821)    (238,141,936)
--------------------------------------------------------------------------------
Net increase (decrease)                              5,443,859    $ 137,208,552
================================================================================

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
SHARES AUTHORIZED                                   20,000,000
================================================================================
Sold                                                 2,618,827    $  68,895,409
----------------------------------------------
Issued in reinvestment of distributions                 77,887        2,108,750
----------------------------------------------
Redeemed                                            (1,236,711)     (32,162,560)
--------------------------------------------------------------------------------
Net increase (decrease)                              1,460,003    $  38,841,599
================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                                   20,000,000
================================================================================
Sold                                                 4,316,766    $ 102,211,672
----------------------------------------------
Issued in reinvestment of distributions                427,538       10,368,377
----------------------------------------------
Redeemed                                            (2,157,437)     (48,305,160)
--------------------------------------------------------------------------------
Net increase (decrease)                              2,586,867    $  64,274,889
================================================================================

ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
SHARES AUTHORIZED                                   20,000,000
================================================================================
Sold                                                 2,842,169    $  74,593,978
----------------------------------------------
Issued in reinvestment of distributions                 71,620        1,944,378
----------------------------------------------
Redeemed                                            (1,210,628)     (31,433,747)
--------------------------------------------------------------------------------
Net increase (decrease)                              1,703,161    $  45,104,609
================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                                   20,000,000
================================================================================
Sold                                                 4,829,792    $ 112,373,294
----------------------------------------------
Issued in reinvestment of distributions                461,765       11,207,628
----------------------------------------------
Redeemed                                            (1,913,596)     (43,867,181)
--------------------------------------------------------------------------------
Net increase (decrease)                              3,377,961    $  79,713,741
================================================================================

(continued)

------
16

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

5. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the six months ended September 30, 2005 follows:

------------------------------------------------------------------------------------------------------------------
                       SHARE BALANCE   PURCHASE       SALES     REALIZED    DIVIDEND      SEPTEMBER 30, 2005
FUND/COMPANY              3/31/05        COST         COST        GAIN       INCOME   SHARE BALANCE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------
REAL ESTATE
------------------------------------------------------------------------------------------------------------------
Mid-America Apartment
Communities Inc.(1)       805,900     $13,834,559  $17,455,476  $1,545,847   $913,694     717,542     $33,372,878
==================================================================================================================

(1) Company was not an affiliate at September 30, 2005.

6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$575,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended September 30, 2005.

7. RISK FACTORS

The fund concentrates its investments in a narrow segment of the total market.
Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

8. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                  $1,031,547,111
================================================================================
Gross tax appreciation of investments                              $133,616,930
--------------------------------------------------------------
Gross tax depreciation of investments                                (7,917,586)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                 $125,699,344
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends received.

------
17

Real Estate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------
                                                                    INVESTOR CLASS
------------------------------------------------------------------------------------------------------
                                        2005(1)     2005       2004       2003       2002      2001
------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $23.24     $23.09     $15.83     $16.22     $14.00    $11.74
------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income(2)                0.33       0.46       0.46       0.59       0.57      0.58
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  3.97       1.79       7.49      (0.44)      2.21      2.27
------------------------------------------------------------------------------------------------------
  Total From Investment Operations        4.30       2.25       7.95       0.15       2.78      2.85
------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income             (0.27)     (0.46)     (0.54)     (0.54)     (0.56)    (0.59)
------------------------------------
  From Net Realized Gains                  --       (1.64)     (0.15)       --         --        --
------------------------------------------------------------------------------------------------------
  Total Distributions                    (0.27)     (2.10)     (0.69)     (0.54)     (0.56)    (0.59)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $27.27     $23.24     $23.09     $15.83     $16.22    $14.00
======================================================================================================
  TOTAL RETURN(3)                        18.52%      9.53%     50.97%      0.93%     20.23%    24.57%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.15%(4)      1.16%      1.17%      1.18%      1.20%     1.19%
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                  2.51%(4)      1.88%      2.28%      3.74%      3.83%     4.35%
------------------------------------
Portfolio Turnover Rate                     95%       171%       158%       162%       156%      242%
------------------------------------
Net Assets, End of Period
(in thousands)                         $709,988   $522,676   $393,604   $134,898   $107,599   $74,776
------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
18

Real Estate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------
                                         2005(1)    2005      2004      2003      2002      2001
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $23.25     $23.10    $15.85    $16.23    $14.01    $11.75
---------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income(2)                0.35       0.44      0.51      0.63      0.59      0.60
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  3.99       1.86      7.47     (0.44)     2.22      2.28
---------------------------------------------------------------------------------------------------
  Total From Investment Operations        4.34       2.30      7.98      0.19      2.81      2.88
---------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income             (0.30)     (0.51)    (0.58)    (0.57)    (0.59)    (0.62)
------------------------------------
  From Net Realized Gains                  --       (1.64)    (0.15)      --        --        --
---------------------------------------------------------------------------------------------------
  Total Distributions                    (0.30)     (2.15)    (0.73)    (0.57)    (0.59)    (0.62)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $27.29     $23.25    $23.10    $15.85    $16.23    $14.01
===================================================================================================
  TOTAL RETURN(3)                        18.68%      9.74%    51.14%     1.19%    20.45%    24.80%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.95%(4)      0.96%     0.97%     0.98%     1.00%     0.99%
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                  2.71%(4)      2.08%     2.48%     3.94%     4.03%     4.55%
------------------------------------
Portfolio Turnover Rate                     95%       171%      158%      162%      156%      242%
------------------------------------
Net Assets, End of Period
(in thousands)                         $207,886   $143,183   $82,488   $23,371   $16,305   $12,390
---------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
19

Real Estate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                              ADVISOR CLASS
---------------------------------------------------------------------------------------------------
                                         2005(1)    2005      2004      2003      2002      2001
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $23.26     $23.11    $15.83    $16.22    $14.00    $11.74
---------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income(2)                0.30       0.35      0.42      0.55      0.53      0.55
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  3.98       1.84      7.50     (0.44)     2.21      2.27
---------------------------------------------------------------------------------------------------
  Total From Investment Operations        4.28       2.19      7.92      0.11      2.74      2.82
---------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income             (0.24)     (0.40)    (0.49)    (0.50)    (0.52)    (0.56)
------------------------------------
  From Net Realized Gains                  --       (1.64)    (0.15)      --        --        --
---------------------------------------------------------------------------------------------------
  Total Distributions                    (0.24)     (2.04)    (0.64)    (0.50)    (0.52)    (0.56)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $27.30     $23.26    $23.11    $15.83    $16.22    $14.00
===================================================================================================
  TOTAL RETURN(3)                        18.41%      9.30%    50.66%     0.69%    19.93%    24.28%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.40%(4)      1.41%     1.42%     1.43%     1.45%     1.44%
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                  2.26%(4)      1.63%     2.03%     3.49%     3.58%     4.10%
------------------------------------
Portfolio Turnover Rate                     95%       171%      158%      162%      156%      242%
------------------------------------
Net Assets, End of Period
(in thousands)                         $236,139   $161,592   $82,471   $19,278   $16,759    $9,046
---------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
20

Approval of Management Agreement for Real Estate

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors (the "Directors") each year. At
American Century, this process -- referred to as the "15(c) Process" -- involves at least two board meetings spanning a 30 to 60 day period each year. In addition to this annual review, the board of directors and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services the advisor performs on behalf of the fund. At these meetings the board reviews fund performance, shareholder services and feedback, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also hold special meetings, as needed.

Under a new Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for its board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year, the Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "Independent 15(c) Providers") concerning Real Estate (the "fund") and the services provided to the fund under the management agreement. The information included, but was not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning similar funds;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and two special meetings to review and discuss the information provided by the advisor and the Independent 15(c) Providers and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors met on several occasions in private session to review and discuss the information provided and evaluate the advisor's performance as manager of the fund.

(continued)

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21

Approval of Management Agreement for Real Estate

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
Independent 15(c) Providers, and its independent counsel and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objective and approved strategies. In providing these services, the advisor utilizes teams of investment professionals
(portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and a peer group of funds managed similarly to the fund. If performance concerns are identified, the
Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Annually, the Directors review

(continued)

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22

Approval of Management Agreement for Real Estate

detailed performance information, as provided by the Independent 15(c)
Providers, comparing the fund's performance with that of similar funds not managed by the advisor. During the past year, the fund's performance was below the median of its peer group. The fund's performance was above the median for the three year period. The Directors discussed the fund's performance with the advisor and was satisfied with the efforts being undertaken by the advisor. The
Directors will continue to monitor those efforts and the performance of the fund.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review.
These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally considered the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is further complicated by the fact that the advisor is required to make a continuing reinvestment in the business to provide additional content and services for fund shareholders. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the

(continued)

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23

Approval of Management Agreement for Real Estate

advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various services to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The
Directors believe the advisor is appropriately sharing any economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was below the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is

(continued)

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24

Approval of Management Agreement for Real Estate

able to provide investment management services to clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are modest in comparison to the funds and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists by accelerating fee reductions as breakpoints are reached at lower fund asset levels.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor and the
Independent 15(c) Providers, concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
25

Share Class Information

Three classes of shares are authorized for sale by Real Estate: Investor Class,
Institutional Class, and Advisor Class. The total expense ratio of Institutional
Class shares is lower than that of Investor Class shares. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
26

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
27

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not an investment products available for purchase.

The MORGAN STANLEY CAPITAL INTERNATIONAL US REAL ESTATE INVESTMENT TRUST (MSCI
US REIT) INDEX is a market value-weighted index that tracks the daily stock price performance of equity securities of the most actively traded REITs.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
28

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0511
SH-SAN-45973N

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

ITEM 2.   CODE OF ETHICS.

          Not applicable for semiannual report filings.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable for semiannual report filings.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable for semiannual report filings.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

          The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE OF PROXY VOTING  POLICIES AND PROCEDURES FOR CLOSED-END
          MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
          COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          During the  reporting  period,  there were no material  changes to the procedures  by  which  shareholders  may  recommend  nominees  to  the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date: November 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date: November 29, 2005

By:   /s/ Maryanne L. Roepke
      --------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date: November 29, 2005